Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
March 31, 2025 (Unaudited)

MUNICIPAL BONDS - 96.9%	Par	Value
Alabama - 2.7%
Alabama Community College System
5.00%, 10/01/2028 (Callable 10/01/2026)	$310,000	$318,457
5.25%, 06/01/2043 (Callable 06/01/2033)	500,000	533,704
Alabama Housing Finance Authority
5.00%, 05/01/2026 (a)	6,800,000	6,809,363
5.75%, 04/01/2055 (Callable 04/01/2033)	2,000,000	2,157,021
Auburn University, 5.00%, 06/01/2032 (Callable 06/01/2025)	1,000,000	1,003,329
Birmingham Airport Authority
4.00%, 07/01/2036 (Callable 07/01/2030)	360,000	364,324
4.00%, 07/01/2037 (Callable 07/01/2030)	500,000	504,322
Birmingham-Jefferson Civic Center Authority
5.00%, 05/01/2035 (Callable 05/01/2028)	615,000	634,727
5.00%, 05/01/2036 (Callable 05/01/2028)	870,000	896,198
Black Belt Energy Gas District
5.00%, 12/01/2025	200,000	201,934
5.00%, 06/01/2026	250,000	254,310
4.00%, 12/01/2026	795,000	800,128
5.00%, 12/01/2026	400,000	409,709
4.00%, 12/01/2049 (Callable 09/01/2025) (a)	625,000	626,944
5.00%, 05/01/2053 (a)	11,500,000	11,892,681
5.50%, 11/01/2053 (Callable 09/01/2028) (a)	2,000,000	2,101,446
Chilton County Health Care Authority, 4.00%, 11/01/2045 (Callable 11/01/2025)	205,000	186,461
City of Oxford AL, 3.70%, 09/01/2041 (Callable 04/30/2025) (a)	5,000,000	5,000,000
City of Troy AL, 5.00%, 07/01/2031 (Callable 07/01/2025)	555,000	556,697
County of Elmore AL
4.00%, 05/01/2026	400,000	404,486
4.20%, 05/01/2042 (Callable 05/01/2032)	1,625,000	1,523,168
5.00%, 05/01/2047 (Callable 05/01/2032)	1,000,000	1,019,596
County of Jefferson AL, 5.00%, 09/15/2029 (Callable 03/15/2027)	570,000	587,688
County of Jefferson AL Sewer Revenue
5.25%, 10/01/2041 (Callable 10/01/2033)	1,250,000	1,331,634
5.25%, 10/01/2042 (Callable 10/01/2033)	5,000,000	5,290,900
5.50%, 10/01/2053 (Callable 10/01/2033)	5,000,000	5,228,036
Energy Southeast A Cooperative District
5.00%, 06/01/2030	1,605,000	1,684,405
5.00%, 06/01/2032 (Callable 03/01/2032)	1,600,000	1,685,973
Fort Payne Waterworks Board
5.00%, 07/01/2037 (Callable 07/01/2034)	290,000	317,438
5.00%, 07/01/2038 (Callable 07/01/2034)	250,000	272,060
5.00%, 07/01/2039 (Callable 07/01/2034)	285,000	308,571
Health Care Authority of the City of Huntsville, 5.00%, 06/01/2053 (Callable 03/01/2030) (a)	5,335,000	5,727,048
Homewood Educational Building Authority
4.00%, 12/01/2033 (Callable 12/01/2029)	785,000	760,073
4.00%, 12/01/2034 (Callable 12/01/2029)	255,000	244,617
Industrial Development Board of the City of Mobile Alabama, 3.92%, 06/01/2034 (a)	13,000,000	13,088,481
Jacksonville Public Educational Building Authority, 5.13%, 08/01/2044 (Callable 08/01/2034)	2,725,000	2,867,840
Jefferson County Board of Education/AL, 5.00%, 02/01/2042 (Callable 02/01/2028)	4,620,000	4,699,938
Limestone County Water & Sewer Authority
5.00%, 12/01/2041 (Callable 12/01/2034)	330,000	351,876
5.00%, 12/01/2044 (Callable 12/01/2034)	500,000	525,966
Madison Water & Wastewater Board, 4.00%, 12/01/2037 (Callable 12/01/2029)	530,000	522,387
Public Building Authority of the City of Clanton, 5.00%, 05/01/2049 (Callable 05/01/2034)	750,000	775,443
Southeast Alabama Gas Supply District
5.00%, 04/01/2027	1,000,000	1,028,105
5.00%, 04/01/2028	2,265,000	2,356,229
Southeast Energy Authority A Cooperative District
5.00%, 07/01/2025	650,000	652,073
5.50%, 01/01/2053 (Callable 09/01/2029) (a)	7,000,000	7,429,065
5.00%, 01/01/2054 (Callable 03/01/2030) (a)	2,750,000	2,890,358
5.25%, 01/01/2054 (Callable 04/01/2029) (a)	11,990,000	12,618,453
University of South Alabama, 5.00%, 11/01/2033 (Callable 11/01/2026)	1,610,000	1,649,398
		113,093,060

Alaska - 0.3%
Alaska Housing Finance Corp.
4.00%, 06/01/2036 (Callable 06/01/2025)	1,245,000	1,242,578
5.25%, 12/01/2041 (Callable 06/01/2033)	5,375,000	5,727,349
Alaska Industrial Development & Export Authority
4.00%, 04/01/2030 (Callable 04/01/2029)	2,745,000	2,791,498
4.00%, 10/01/2034 (Callable 10/01/2029)	1,585,000	1,565,109
University of Alaska, 4.00%, 10/01/2026 (Callable 05/02/2025)	650,000	650,393
		11,976,927

Arizona - 1.9%
Apache County Unified School District No 8 Window Rock, 4.13%, 07/01/2042 (Callable 07/01/2032)	1,625,000	1,574,537
Arizona Industrial Development Authority
3.55%, 07/15/2029 (Callable 07/15/2027)	850,000	822,374
1.78%, 09/01/2030 (a)(b)(c)	4,907,826	4,527,249
5.00%, 07/01/2031 (Callable 07/01/2027)	515,000	525,029
5.00%, 07/01/2032 (Callable 07/01/2027)	545,000	554,470
5.00%, 07/01/2032 (Callable 07/01/2026)	205,000	206,989
3.63%, 05/20/2033	5,181,913	4,873,450
5.00%, 07/01/2033 (Callable 07/01/2027)	575,000	583,704
5.00%, 07/01/2033 (Callable 07/01/2026)	340,000	342,869
4.00%, 07/01/2034 (Callable 07/01/2026)	230,000	222,726
4.00%, 07/01/2035 (Callable 07/01/2026)	475,000	455,622
4.50%, 04/01/2044 (Callable 04/01/2033)	2,000,000	1,966,480
5.00%, 03/01/2045 (Callable 05/01/2026) (a)	1,000,000	1,019,625
5.25%, 11/01/2048 (Callable 11/01/2032)	1,500,000	1,560,507
5.00%, 02/01/2058 (Callable 09/01/2026) (a)	5,190,000	5,317,349
City of Phoenix Civic Improvement Corp.
5.00%, 07/01/2028 (d)	1,800,000	1,882,530
5.00%, 07/01/2035 (Callable 07/01/2025)	2,450,000	2,456,897
5.00%, 07/01/2036 (Callable 07/01/2027)	400,000	411,062
5.00%, 07/01/2037 (Callable 07/01/2027)	1,900,000	1,949,616
5.25%, 07/01/2047 (Callable 07/01/2033)	2,490,000	2,660,351
City of Sedona AZ Excise Tax Revenue
5.00%, 07/01/2036 (Callable 07/01/2033)	125,000	135,182
5.00%, 07/01/2037 (Callable 07/01/2033)	125,000	134,350
5.00%, 07/01/2038 (Callable 07/01/2033)	125,000	133,481
5.00%, 07/01/2039 (Callable 07/01/2033)	120,000	127,183
5.00%, 07/01/2040 (Callable 07/01/2033)	75,000	79,049
5.00%, 07/01/2041 (Callable 07/01/2033)	100,000	104,714
5.00%, 07/01/2042 (Callable 07/01/2033)	100,000	104,378
5.00%, 07/01/2043 (Callable 07/01/2033)	125,000	130,099
4.00%, 07/01/2044 (Callable 07/01/2033)	200,000	187,598
5.00%, 07/01/2054 (Callable 07/01/2033)	250,000	255,954
Gilbert Water Resource Municipal Property Corp., 4.00%, 07/01/2031 (Callable 07/01/2026)	2,165,000	2,181,391
Industrial Development Authority of the City of Phoenix Arizona, 4.00%, 10/01/2047 (Callable 10/01/2026)	90,000	79,657
Industrial Development Authority of the County of Pima
4.45%, 07/01/2044 (Callable 07/01/2034)	400,000	390,487
4.70%, 07/01/2044 (Callable 07/01/2033)	500,000	496,982
4.60%, 07/01/2049 (Callable 07/01/2034)	475,000	465,538
4.80%, 07/01/2049 (Callable 07/01/2033)	795,000	778,910
4.65%, 07/01/2054 (Callable 07/01/2034)	575,000	565,205
4.90%, 07/01/2054 (Callable 07/01/2033)	1,000,000	1,004,272
Industrial Development Authority of the County of Yavapai, 5.00%, 08/01/2025	600,000	603,058
La Paz County Industrial Development Authority, 5.00%, 02/15/2026 (b)	140,000	141,069
Maricopa County & Phoenix Industrial Development Authorities
5.45%, 09/01/2048 (Callable 09/01/2032)	750,000	764,114
4.80%, 09/01/2049 (Callable 03/01/2033)	1,400,000	1,370,869
4.85%, 09/01/2054 (Callable 03/01/2033)	2,200,000	2,202,002
5.55%, 09/01/2054 (Callable 09/01/2032)	1,000,000	1,028,360
Maricopa County Industrial Development Authority
5.00%, 07/01/2028	755,000	784,776
5.00%, 07/01/2037 (Callable 07/01/2027)	1,250,000	1,265,794
5.00%, 12/01/2037 (Callable 06/01/2034)	2,600,000	2,843,229
5.00%, 01/01/2038 (Callable 01/01/2027)	4,995,000	5,077,621
5.00%, 09/01/2042 (Callable 09/01/2028)	1,000,000	1,014,813
4.00%, 01/01/2045 (Callable 07/01/2030)	7,000,000	6,382,463
Maricopa County Pollution Control Corp., 3.88%, 01/01/2038 (a)	4,735,000	4,774,501
Maricopa County School District No 83-Cartwright Elementary, 5.00%, 07/01/2043 (Callable 07/01/2033)	650,000	686,808
Salt River Project Agricultural Improvement & Power District
5.00%, 01/01/2045 (Callable 01/01/2031)	1,140,000	1,191,040
5.00%, 01/01/2048 (Callable 01/01/2034)	3,500,000	3,693,481
Tucson Industrial Development Authority/Pima County Industrial Development Auth
4.60%, 07/01/2044 (Callable 07/01/2033)	480,000	474,672
4.85%, 07/01/2048 (Callable 07/01/2032)	660,000	658,497
4.75%, 07/01/2049 (Callable 07/01/2033)	245,000	243,112
4.80%, 07/01/2054 (Callable 07/01/2033)	985,000	979,486
		77,447,631

Arkansas - 1.1%
Arkadelphia Water & Sewer System, 4.75%, 12/01/2043 (Callable 06/01/2029)	1,210,000	1,226,153
Arkansas Development Finance Authority
4.00%, 12/01/2031 (Callable 12/01/2027)	380,000	384,025
5.00%, 02/01/2032 (Callable 02/01/2031)	1,255,000	1,295,844
4.00%, 12/01/2032 (Callable 12/01/2027)	400,000	404,223
5.00%, 02/01/2033 (Callable 02/01/2031)	1,250,000	1,285,955
5.00%, 02/01/2034 (Callable 02/01/2031)	1,500,000	1,533,552
4.00%, 12/01/2035 (Callable 12/01/2027)	445,000	447,168
4.00%, 12/01/2038 (Callable 12/01/2027)	275,000	268,967
4.25%, 07/01/2041 (Callable 07/01/2028)	500,000	419,544
4.31%, 09/01/2044 (Callable 04/01/2025) (a)	5,045,000	5,045,000
6.88%, 07/01/2048 (Callable 07/01/2028) (b)(d)	1,000,000	1,090,872
5.00%, 07/01/2054 (Callable 07/01/2033)	2,725,000	2,840,694
Arkansas Technical University, 4.00%, 06/01/2028 (Callable 05/02/2025)	1,025,000	1,025,515
Benton Washington Regional Public Water Authority
4.00%, 10/01/2033 (Callable 10/01/2029)	250,000	255,147
4.25%, 10/01/2054 (Callable 10/01/2029)	960,000	893,041
Carroll-Boone Water District
3.00%, 12/01/2028 (Callable 12/01/2025)	780,000	765,037
3.00%, 12/01/2029 (Callable 12/01/2025)	505,000	491,901
3.00%, 12/01/2030 (Callable 12/01/2025)	630,000	610,789
City of Batesville AR Sales & Use Tax
4.00%, 02/01/2041 (Callable 02/01/2031)	880,000	851,002
4.00%, 02/01/2049 (Callable 02/01/2031)	2,245,000	2,140,106
City of Beebe AR Water & Sewer System, 3.00%, 08/01/2041 (Callable 08/01/2028)	1,500,000	1,222,891
City of Cabot AR Sales & Use Tax Revenue, 3.00%, 12/01/2056 (Callable 12/01/2028)	2,700,000	2,239,305
City of Fayetteville AR, 3.05%, 01/01/2047 (Callable 01/01/2027)	35,000	34,885
City of Fort Smith AR Water & Sewer Revenue
5.00%, 10/01/2034 (Callable 10/01/2028)	255,000	265,286
5.00%, 10/01/2035 (Callable 10/01/2028)	1,850,000	1,922,825
City of Heber Springs AR Water & Sewer Revenue, 3.00%, 11/01/2034 (Callable 05/02/2025)	685,000	621,835
City of Hot Springs AR Wastewater Revenue, 4.13%, 12/01/2045 (Callable 06/01/2030) (e)	1,250,000	1,196,393
City of Maumelle AR
4.00%, 08/01/2028 (Callable 08/01/2025)	290,000	290,409
4.00%, 08/01/2029 (Callable 08/01/2025)	700,000	700,757
City of Maumelle AR Sales & Use Tax, 4.00%, 08/01/2026 (Callable 08/01/2025)	25,000	25,043
City of Osceola AR Sales & Use Tax, 4.13%, 06/01/2049 (Callable 06/01/2031)	1,250,000	1,225,660
City of Pine Bluff AR, 3.00%, 02/01/2047 (Callable 08/01/2027)	345,000	333,294
City of Rogers AR Sales & Use Tax Revenue, 5.00%, 11/01/2031 (Callable 11/01/2026)	2,500,000	2,566,194
City of Springdale AR Sales & Use Tax Revenue, 5.00%, 08/01/2038 (Callable 02/01/2030)	240,000	251,757
City of West Memphis AR Public Utility System Revenue
5.00%, 12/01/2032 (Callable 12/01/2031)	225,000	243,054
5.00%, 12/01/2033 (Callable 12/01/2031)	200,000	214,366
5.00%, 12/01/2034 (Callable 12/01/2031)	200,000	213,000
3.00%, 12/01/2041 (Callable 12/01/2028)	1,750,000	1,376,948
4.00%, 12/01/2044 (Callable 12/01/2031)	1,000,000	924,681
4.25%, 12/01/2049 (Callable 12/01/2031)	1,000,000	944,413
Conway Health Facilities Board, 5.00%, 08/01/2029 (Callable 08/01/2026)	360,000	364,873
County of Madison AR Sales & Use Tax, 4.25%, 12/01/2058 (Callable 12/01/2030)	3,065,000	3,085,964
National Park College District, 3.00%, 05/01/2025	235,000	234,845
University of Central Arkansas
4.00%, 11/01/2027 (Callable 11/01/2025)	340,000	340,357
4.00%, 11/01/2028 (Callable 11/01/2025)	250,000	250,163
		44,363,733

California - 4.2%
Acalanes Union High School District
5.65%, 08/01/2028	130,000	138,183
6.25%, 08/01/2035 (Callable 08/01/2029)	490,000	550,973
6.35%, 08/01/2039 (Callable 08/01/2029)	350,000	390,482
Alameda Corridor Transportation Authority, 5.00%, 10/01/2037 (Callable 10/01/2026)	500,000	505,914
Alvord Unified School District, 0.00%, 08/01/2046 (Callable 08/01/2036)	450,000	521,504
Antelope Valley Community College District
0.00%, 08/01/2029	650,000	563,187
0.00%, 08/01/2031	1,000,000	802,220
Burbank Unified School District, 4.53%, 02/01/2038 (Callable 08/01/2028)	210,000	214,675
California Community Choice Financing Authority
5.00%, 05/01/2028	1,660,000	1,730,207
5.00%, 11/01/2028	1,885,000	1,974,249
5.25%, 01/01/2054 (Callable 10/01/2030) (a)	5,800,000	6,060,617
5.00%, 01/01/2056 (Callable 05/01/2033) (a)	10,500,000	11,388,258
California Enterprise Development Authority
5.00%, 06/01/2029	245,000	265,177
5.00%, 06/01/2030	260,000	285,300
5.00%, 06/01/2031	265,000	294,250
5.00%, 06/01/2032	280,000	314,126
5.00%, 06/01/2034 (Callable 06/01/2033)	285,000	320,264
5.00%, 06/01/2035 (Callable 06/01/2033)	215,000	240,297
5.00%, 06/01/2036 (Callable 06/01/2033)	230,000	255,357
5.00%, 06/01/2038 (Callable 06/01/2033)	250,000	274,011
5.00%, 06/01/2040 (Callable 06/01/2033)	355,000	383,921
California Health Facilities Financing Authority, 3.85%, 11/15/2027 (Callable 02/15/2026)	1,850,000	1,853,998
California Housing Finance Agency
5.20%, 12/01/2027 (Callable 06/01/2027) (b)	2,350,000	2,381,900
3.75%, 03/25/2035	4,285,102	4,189,989
5.00%, 05/01/2054 (Callable 09/01/2026) (a)	4,600,000	4,712,275
3.60%, 08/01/2063 (Callable 02/01/2026) (a)	1,500,000	1,504,182
California Infrastructure & Economic Development Bank, 3.98% (SIFMA Municipal Swap Index + 0.70%), 12/01/2050 (Callable 06/01/2025)	250,000	249,113
California Municipal Finance Authority
5.00%, 05/15/2031	470,000	510,036
5.00%, 05/15/2036 (Callable 11/15/2028)	1,000,000	1,043,357
4.00%, 05/15/2039 (Callable 05/15/2031)	175,000	173,390
5.00%, 08/15/2040 (Callable 08/15/2031)	320,000	333,359
5.00%, 08/15/2041 (Callable 08/15/2031)	335,000	347,134
5.00%, 08/15/2042 (Callable 08/15/2031)	230,000	237,649
5.00%, 08/15/2043 (Callable 08/15/2031)	370,000	381,829
5.25%, 08/15/2053 (Callable 08/15/2031)	900,000	930,084
5.00%, 06/01/2056 (Callable 07/01/2028) (a)	5,000,000	5,290,652
California Public Finance Authority
2.38%, 11/15/2028 (Callable 04/22/2025) (b)	740,000	720,968
3.13%, 05/15/2029 (Callable 04/22/2025) (b)	2,510,000	2,432,209
5.88%, 06/01/2039 (Callable 06/01/2031) (b)	2,685,000	2,570,414
6.38%, 06/01/2059 (Callable 06/01/2031) (b)	4,980,000	4,655,583
California State Public Works Board, 3.00%, 10/01/2035 (Callable 10/01/2026)	510,000	468,544
California Statewide Communities Development Authority
5.00%, 04/01/2037 (Callable 04/01/2030)	350,000	371,654
5.00%, 04/01/2038 (Callable 04/01/2030)	400,000	422,821
Chawanakee Unified School District, 4.00%, 08/01/2026	110,000	111,485
City of Palo Alto CA, 5.00%, 11/01/2036 (Callable 11/01/2028)	1,295,000	1,369,872
City of San Mateo CA, 5.25%, 09/01/2040 (Callable 09/01/2032)	1,250,000	1,320,984
City of Vernon CA Electric System Revenue, 5.00%, 10/01/2025	2,250,000	2,271,272
College of the Sequoias Tulare Area Improvement District No 3, 0.00%, 08/01/2042 (Callable 08/01/2037)	940,000	757,190
Compton Community College District, 0.00%, 08/01/2034	450,000	318,463
Compton Community Redevelopment Agency Successor Agency, 5.00%, 08/01/2037 (Callable 08/01/2032)	1,300,000	1,413,136
Denair Unified School District, 6.50%, 08/01/2031	130,000	149,914
Eastern Municipal Water District, 5.00%, 07/01/2031 (Callable 07/01/2026)	1,600,000	1,638,552
Enterprise Elementary School District, 6.20%, 08/01/2035 (Callable 08/01/2031)	155,000	182,891
Escondido Union High School District, 0.00%, 08/01/2035	500,000	341,391
Freddie Mac Multifamily ML Certificates
2.88%, 07/25/2036	7,057,540	6,450,186
2.25%, 09/25/2037	7,846,143	6,512,889
3.16%, 12/25/2038	3,488,576	3,105,206
Gonzales Public Financing Authority, 3.95%, 05/01/2044 (Callable 11/01/2025) (a)	5,725,000	5,743,795
Grossmont Union High School District, 3.00%, 08/01/2033 (Callable 08/01/2026)	1,750,000	1,670,325
Hayward Unified School District, 0.00%, 08/01/2034	500,000	350,300
Hueneme Elementary School District, 4.00%, 08/01/2037 (Callable 08/01/2028)	500,000	500,067
Indio Finance Authority, 5.25%, 11/01/2042 (Callable 11/01/2032)	1,000,000	1,089,576
Inglewood Unified School District School Facilities Financing Authority, 5.25%, 10/15/2026	1,235,000	1,251,414
Long Beach Bond Finance Authority, 5.00%, 11/15/2029	50,000	52,358
Los Angeles County Development Authority, 3.75%, 12/01/2046 (Callable 02/01/2026) (a)	1,100,000	1,105,192
Los Angeles Department of Water & Power
5.00%, 07/01/2033 (Callable 01/01/2027)	870,000	889,573
5.00%, 07/01/2034 (Callable 01/01/2027)	1,640,000	1,673,662
5.00%, 07/01/2034 (Callable 01/01/2026)	1,295,000	1,303,503
5.00%, 07/01/2036 (Callable 07/01/2027)	1,780,000	1,816,142
5.00%, 07/01/2037 (Callable 07/01/2028)	1,995,000	2,060,353
5.00%, 07/01/2039 (Callable 01/01/2027)	350,000	354,411
Los Angeles Department of Water & Power Water System Revenue
5.00%, 07/01/2030 (Callable 01/01/2026)	200,000	201,898
5.00%, 07/01/2032 (Callable 01/01/2026)	555,000	559,463
5.00%, 07/01/2035 (Callable 01/01/2026)	1,500,000	1,509,174
3.75%, 07/01/2050 (Callable 05/01/2025) (a)	10,000,000	10,000,000
Los Angeles Unified School District/CA, 5.25%, 07/01/2042 (Callable 01/01/2028)	6,500,000	6,752,164
Manteca Unified School District, 0.00%, 09/01/2025	225,000	221,938
Mayers Memorial Hospital District
0.00%, 08/01/2027	260,000	233,425
0.00%, 08/01/2028	290,000	248,248
Morongo Unified School District, 0.00%, 08/01/2041 (Callable 08/01/2030)	140,000	146,509
Mount San Antonio Community College District, 0.00%, 08/01/2043 (Callable 08/01/2035)	1,790,000	1,734,117
Mountain Empire Unified School District, 6.25%, 08/01/2048 (Callable 08/01/2032)	500,000	554,695
Newman-Crows Landing Unified School District/CA, 0.00%, 08/01/2025	1,850,000	1,830,894
Palmdale Elementary School District, 0.00%, 08/01/2028	585,000	522,395
Palomar Community College District, 0.00%, 08/01/2039 (Callable 08/01/2035)	980,000	1,159,396
Perris Union High School District/CA, 3.00%, 09/01/2037 (Callable 09/01/2029)	800,000	712,073
Rio Hondo Community College District, 6.85%, 08/01/2042 (Callable 08/01/2034)	1,440,000	1,800,170
River Islands Public Financing Authority
4.00%, 09/01/2038 (Callable 09/01/2030)	200,000	199,119
4.25%, 09/01/2042 (Callable 09/01/2029)	1,000,000	1,002,853
5.00%, 09/01/2042 (Callable 09/01/2029)	3,250,000	3,442,376
4.25%, 09/01/2043 (Callable 09/01/2030)	1,500,000	1,503,497
4.25%, 09/01/2043 (Callable 09/01/2030)	660,000	656,943
4.50%, 09/01/2047 (Callable 09/01/2029)	1,250,000	1,252,366
4.50%, 09/01/2048 (Callable 09/01/2030)	850,000	847,733
Riverside County Asset Leasing Corp., 0.00%, 06/01/2026	3,000,000	2,893,241
Rocklin Unified School District, 0.00%, 08/01/2026	5,365,000	5,131,233
Sacramento City Unified School District/CA
5.00%, 07/01/2025 (Callable 04/22/2025)	505,000	505,505
5.50%, 08/01/2047 (Callable 08/01/2030)	2,000,000	2,144,732
San Jacinto Unified School District, 3.00%, 09/01/2028	215,000	213,896
San Mateo Union High School District, 0.00%, 09/01/2041 (Callable 09/01/2036)	6,175,000	6,339,282
Santa Ana Unified School District, 0.00%, 08/01/2033	5,000,000	3,468,225
Santa Monica-Malibu Unified School District, 3.00%, 08/01/2036 (Callable 08/01/2026)	600,000	543,745
Saugus Union School District Financing Authority, 4.00%, 09/01/2037 (Callable 09/01/2027)	625,000	625,235
Sierra Joint Community College District School Facilities District No 1, 0.00%, 08/01/2031	370,000	301,479
Solano County Community College District, 5.13%, 08/01/2041 (Callable 08/01/2028)	755,000	805,933
Southern Kern Unified School District, 0.00%, 11/01/2034	425,000	296,264
Tender Option Bond Trust Receipts/Certificates, 2.70%, 04/01/2043 (Callable 04/07/2025) (a)(b)	2,180,000	2,180,000
Washington Township Health Care District
4.13%, 08/01/2041 (Callable 08/01/2033)	250,000	250,608
4.13%, 08/01/2042 (Callable 08/01/2033)	300,000	299,347
4.25%, 08/01/2043 (Callable 08/01/2033)	275,000	275,858
4.25%, 08/01/2045 (Callable 08/01/2033)	400,000	398,208
Waterford Unified School District/CA, 4.00%, 08/01/2042 (Callable 08/01/2032)	1,455,000	1,430,767
West Hills Community College District, 5.10%, 08/01/2035 (Callable 08/01/2027)	50,000	51,621
Woodlake Union High School District, 0.00%, 08/01/2033	1,880,000	1,279,354
Yorba Linda Redevelopment Agency Successor Agency, 0.00%, 09/01/2028	560,000	489,082
		176,073,475

Colorado - 3.8%
Adams County School District No 14, 5.50%, 12/01/2043 (Callable 12/01/2034)	3,500,000	3,883,175
Arapahoe County School District No 6 Littleton
5.50%, 12/01/2037 (Callable 12/01/2028)	4,000,000	4,253,812
5.50%, 12/01/2038 (Callable 12/01/2028)	2,000,000	2,119,817
5.50%, 12/01/2043 (Callable 12/01/2028)	3,370,000	3,527,218
Arkansas River Power Authority
5.00%, 10/01/2026	610,000	618,423
5.88%, 10/01/2026	2,405,000	2,464,625
Baseline Metropolitan District No 1
5.00%, 12/01/2037 (Callable 12/01/2029)	550,000	585,192
5.00%, 12/01/2038 (Callable 12/01/2029)	500,000	529,955
5.00%, 12/01/2039 (Callable 12/01/2029)	500,000	527,103
Brighton Crossing Metropolitan District No 4
5.00%, 12/01/2032	475,000	516,941
5.00%, 12/01/2033	270,000	293,894
5.00%, 12/01/2034	340,000	370,979
5.00%, 12/01/2035 (Callable 12/01/2034)	535,000	583,382
5.00%, 12/01/2036 (Callable 12/01/2034)	400,000	432,971
5.00%, 12/01/2037 (Callable 12/01/2034)	500,000	537,940
5.00%, 12/01/2038 (Callable 12/01/2034)	425,000	456,410
Bromley Park Metropolitan District No 2
5.50%, 12/01/2038 (Callable 12/01/2033)	200,000	217,194
5.50%, 12/01/2043 (Callable 12/01/2033)	440,000	470,854
5.38%, 12/01/2053 (Callable 12/01/2033)	1,000,000	1,055,813
Canyons Metropolitan District No 5
5.00%, 12/01/2033	250,000	275,161
5.00%, 12/01/2034	250,000	277,093
5.00%, 12/01/2035 (Callable 12/01/2034)	300,000	330,847
5.00%, 12/01/2036 (Callable 12/01/2034)	275,000	302,232
5.00%, 12/01/2037 (Callable 12/01/2034)	250,000	273,654
5.00%, 12/01/2038 (Callable 12/01/2034)	350,000	381,646
5.00%, 12/01/2039 (Callable 12/01/2034)	350,000	381,011
5.00%, 12/01/2040 (Callable 12/01/2034)	300,000	325,305
5.00%, 12/01/2041 (Callable 12/01/2034)	680,000	733,124
4.13%, 12/01/2054 (Callable 12/01/2034)	1,750,000	1,603,118
City & County of Denver CO Airport System Revenue
5.00%, 11/15/2026 (d)	4,700,000	4,815,212
5.25%, 11/15/2027 (d)	1,000,000	1,047,997
5.00%, 12/01/2028 (d)	2,000,000	2,100,382
City & County of Denver CO Pledged Excise Tax Revenue
0.00%, 08/01/2030 (Callable 08/01/2026)	500,000	408,130
0.00%, 08/01/2032 (Callable 08/01/2026)	365,000	273,089
City of Commerce City CO
5.00%, 12/15/2029 (Callable 12/15/2027)	310,000	326,059
5.00%, 12/15/2030 (Callable 12/15/2027)	500,000	525,103
City of Fort Lupton CO
5.00%, 12/01/2029 (Callable 12/01/2027)	250,000	262,327
5.00%, 12/01/2030 (Callable 12/01/2027)	350,000	366,982
City of Thornton CO, 3.00%, 12/01/2037 (Callable 12/01/2029)	1,825,000	1,584,629
Colorado Educational & Cultural Facilities Authority
4.00%, 12/15/2025 (b)	430,000	429,224
3.75%, 07/01/2026 (b)	500,000	498,079
4.00%, 05/01/2029 (Callable 05/01/2028)	260,000	259,464
5.00%, 05/15/2029 (Callable 05/15/2026)	2,455,000	2,485,957
5.00%, 08/15/2030 (Callable 05/02/2025)	1,110,000	1,110,918
2.00%, 09/01/2030 (Callable 09/01/2028)	205,000	187,131
4.00%, 07/01/2032	45,000	45,139
5.00%, 08/15/2034 (Callable 05/02/2025)	985,000	987,190
4.00%, 03/01/2035 (Callable 03/01/2027)	450,000	450,500
4.00%, 03/01/2037 (Callable 03/01/2027)	700,000	694,440
Colorado Health Facilities Authority
5.00%, 08/01/2028	5,575,000	5,902,072
2.63%, 05/15/2029 (Callable 05/02/2025)	3,545,000	3,398,320
5.00%, 12/01/2030 (Callable 06/01/2025)	405,000	406,314
5.00%, 11/01/2032 (Callable 11/01/2029)	3,000,000	3,177,706
5.25%, 11/01/2035 (Callable 11/01/2032)	1,100,000	1,201,035
5.00%, 08/01/2036 (Callable 08/01/2029)	150,000	156,370
5.25%, 11/01/2036 (Callable 11/01/2032)	1,160,000	1,260,645
4.00%, 10/01/2037 (Callable 10/01/2030)	820,000	799,504
4.00%, 12/01/2042 (Callable 05/02/2025)	375,000	336,802
4.00%, 01/15/2045 (Callable 01/15/2026)	120,000	106,356
5.00%, 08/01/2049 (Callable 04/22/2025) (a)	2,000,000	2,003,516
3.42% (SIFMA Municipal Swap Index + 0.55%), 05/15/2061 (Callable 02/17/2026)	10,000,000	9,964,640
5.00%, 05/15/2062 (Callable 02/17/2026) (a)	4,175,000	4,276,013
Colorado Housing and Finance Authority
3.50%, 11/01/2043 (Callable 05/01/2026) (a)	1,000,000	1,003,034
4.00%, 05/01/2048 (Callable 11/01/2026)	90,000	90,176
4.25%, 11/01/2049 (Callable 11/01/2028)	1,115,000	1,123,638
5.25%, 11/01/2052 (Callable 11/01/2031)	3,165,000	3,268,310
6.00%, 11/01/2052 (Callable 11/01/2031)	165,000	175,482
5.75%, 11/01/2054 (Callable 05/01/2033)	6,000,000	6,531,506
Colorado School of Mines, 3.74% (SIFMA Municipal Swap Index + 0.87%), 12/01/2025 (Callable 06/01/2025)	4,705,000	4,705,102
Colorado Springs School District No 11 Facilities Corp.
5.00%, 12/15/2041 (Callable 12/15/2033)	500,000	532,283
5.00%, 12/15/2044 (Callable 12/15/2033)	650,000	683,892
5.25%, 12/15/2048 (Callable 12/15/2033)	2,750,000	2,905,771
Colorado Water Resources & Power Development Authority
5.50%, 09/01/2043 (Callable 09/01/2033)	400,000	435,628
5.00%, 09/01/2048 (Callable 09/01/2033)	300,000	312,233
Crystal Valley Metropolitan District No 2
4.00%, 12/01/2037 (Callable 12/01/2030)	800,000	796,749
4.00%, 12/01/2038 (Callable 12/01/2030)	1,000,000	981,215
4.00%, 12/01/2039 (Callable 12/01/2030)	1,785,000	1,734,764
Denver City & County Housing Authority, 5.00%, 07/01/2027 (Callable 07/01/2026)	3,750,000	3,834,691
Denver City & County School District No 1, 5.50%, 12/01/2046 (Callable 12/01/2034)	3,000,000	3,320,140
Denver Convention Center Hotel Authority, 5.00%, 12/01/2030 (Callable 12/01/2026)	1,000,000	1,001,062
Denver Health & Hospital Authority
5.00%, 12/01/2025	400,000	403,215
5.00%, 12/01/2027	340,000	351,284
4.25%, 12/01/2033 (Callable 05/02/2025)	275,000	269,225
5.25%, 12/01/2045 (Callable 05/02/2025)	485,000	485,050
Denver Urban Renewal Authority, 5.00%, 12/01/2025 (Callable 05/02/2025)	200,000	200,234
E-470 Public Highway Authority, 0.00%, 09/01/2029	2,550,000	2,190,536
Fossil Ridge Metropolitan District No 3
5.00%, 12/01/2031 (Callable 12/01/2030)	390,000	423,270
5.00%, 12/01/2034 (Callable 12/01/2030)	450,000	487,660
5.00%, 12/01/2035 (Callable 12/01/2030)	250,000	269,838
5.00%, 12/01/2036 (Callable 12/01/2030)	200,000	214,766
Grand River Hospital District
5.25%, 12/01/2030 (Callable 12/01/2028)	350,000	367,885
5.25%, 12/01/2031 (Callable 12/01/2028)	1,190,000	1,247,357
5.25%, 12/01/2035 (Callable 12/01/2028)	845,000	872,773
Hunters Overlook Metropolitan District No 5
5.00%, 12/01/2025	265,000	267,915
5.00%, 12/01/2026	315,000	323,888
5.00%, 12/01/2027	175,000	182,639
5.00%, 12/01/2028	380,000	401,589
5.00%, 12/01/2029	400,000	427,198
5.00%, 12/01/2030	455,000	490,279
5.00%, 12/01/2031	480,000	521,083
5.00%, 12/01/2032	540,000	589,566
5.00%, 12/01/2033	565,000	619,374
5.00%, 12/01/2034	630,000	692,739
Midtown Clear Creek Metropolitan District, 5.50%, 12/01/2043 (Callable 12/01/2033)	460,000	501,741
Park Creek Metropolitan District
5.00%, 12/01/2034 (Callable 12/01/2025)	500,000	504,662
5.00%, 12/01/2036 (Callable 12/01/2032)	225,000	241,030
5.00%, 12/01/2037 (Callable 12/01/2032)	275,000	293,055
5.00%, 12/01/2038 (Callable 12/01/2032)	300,000	318,600
5.00%, 12/01/2041 (Callable 12/01/2025)	2,505,000	2,520,772
5.00%, 12/01/2045 (Callable 12/01/2025)	1,480,000	1,486,894
Prairie Center Metropolitan District No 7, 4.13%, 12/15/2036 (Callable 12/15/2025)	135,000	130,883
Ravenna Metropolitan District
5.00%, 12/01/2038 (Callable 12/01/2033)	725,000	764,020
5.00%, 12/01/2043 (Callable 12/01/2033)	1,650,000	1,701,101
Regional Transportation District
5.00%, 01/15/2028	1,500,000	1,556,122
5.00%, 01/15/2031	1,715,000	1,821,354
Regional Transportation District Sales Tax Revenue, 5.00%, 11/01/2033 (Callable 11/01/2027)	500,000	521,642
State of Colorado
5.00%, 03/15/2037 (Callable 03/15/2027)	2,000,000	2,046,917
4.00%, 12/15/2037 (Callable 12/15/2028)	705,000	689,464
5.25%, 03/15/2042 (Callable 03/15/2027)	9,535,000	9,759,794
Stetson Ridge Metropolitan District No 3, 2.00%, 12/01/2030	615,000	550,048
Timnath Ranch Metropolitan District No 4, 4.25%, 12/01/2054 (Callable 12/01/2034)	1,000,000	925,473
Trails at Crowfoot Metropolitan District No 3, 5.00%, 12/01/2039 (Callable 06/01/2034)	500,000	544,000
Vauxmont Metropolitan District
5.00%, 12/15/2028 (Callable 04/22/2025)	125,000	128,862
5.00%, 12/15/2029 (Callable 04/22/2025)	125,000	128,857
5.00%, 12/15/2030 (Callable 04/22/2025)	125,000	128,856
5.00%, 12/15/2031 (Callable 04/22/2025)	135,000	139,160
3.25%, 12/15/2050 (Callable 04/22/2025)	4,004,000	3,113,311
Vista Ridge Metropolitan District
5.00%, 12/01/2025	600,000	607,753
5.00%, 12/01/2026	460,000	474,872
		157,510,416

Connecticut - 0.5%
City of West Haven CT
5.00%, 02/15/2026	400,000	407,268
5.00%, 02/15/2028	350,000	368,319
5.00%, 02/15/2030	450,000	485,128
5.00%, 02/15/2032	350,000	383,176
5.00%, 02/15/2034	400,000	440,413
5.00%, 02/15/2036 (Callable 02/15/2034)	200,000	216,452
5.00%, 02/15/2040 (Callable 02/15/2034)	100,000	105,645
4.00%, 02/15/2044 (Callable 02/15/2034)	250,000	229,328
Connecticut Housing Finance Authority
5.00%, 11/15/2026	395,000	408,705
5.00%, 05/15/2027	440,000	458,348
5.00%, 11/15/2027	445,000	467,593
5.00%, 05/15/2028	210,000	221,825
5.00%, 11/15/2028	225,000	239,268
5.00%, 05/15/2029	230,000	245,570
5.00%, 11/15/2029	125,000	134,228
5.00%, 11/15/2030	160,000	172,789
4.00%, 11/15/2047 (Callable 11/15/2026)	30,000	30,039
4.00%, 05/15/2049 (Callable 11/15/2028)	670,000	673,940
3.50%, 11/15/2051 (Callable 05/15/2031)	3,020,000	2,992,809
Connecticut State Health & Educational Facilities Authority, 2.95%, 07/01/2049 (a)	4,300,000	4,287,645
Stamford Housing Authority, 4.75%, 10/01/2032	4,000,000	4,013,561
State of Connecticut Clean Water Fund - State Revolving Fund, 5.00%, 05/01/2036 (Callable 05/01/2027)	840,000	862,851
Town of Hamden CT
5.00%, 08/15/2026	125,000	128,375
5.00%, 08/15/2028	365,000	387,335
5.00%, 08/15/2029	575,000	617,144
5.00%, 08/15/2032	1,000,000	1,101,826
Waterbury Housing Authority, 4.50%, 02/01/2042 (Callable 03/01/2035)	2,500,000	2,459,862
		22,539,442

Delaware - 0.0%(f)
Delaware Municipal Electric Corp., 4.00%, 07/01/2036 (Callable 07/01/2031)	330,000	331,646

District of Columbia - 0.8%
District of Columbia, 5.00%, 06/01/2042 (Callable 06/01/2027)	1,100,000	1,118,558
District of Columbia Housing Finance Agency
5.00%, 12/01/2026 (Callable 12/01/2025) (a)	5,165,000	5,221,396
5.00%, 03/01/2028	2,000,000	2,091,973
4.00%, 09/01/2040 (Callable 05/02/2025) (a)	3,670,000	3,674,784
District of Columbia Water & Sewer Authority, 3.00%, 10/01/2057 (Callable 07/01/2027) (a)	7,600,000	7,533,366
Metropolitan Washington Airports Authority
6.50%, 10/01/2044 (Callable 10/01/2028)	3,070,000	3,315,473
6.50%, 10/01/2044 (Callable 10/01/2028)	3,015,000	3,231,090
Metropolitan Washington Airports Authority Aviation Revenue
5.00%, 10/01/2028 (d)	2,600,000	2,729,717
5.00%, 10/01/2033 (Callable 10/01/2025)	250,000	251,871
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2029	110,000	94,409
5.00%, 10/01/2033 (Callable 10/01/2028)	730,000	768,771
5.00%, 10/01/2038 (Callable 10/01/2028)	330,000	343,593
Tender Option Bond Trust Receipts/Certificates, 2.70%, 07/01/2063 (Callable 07/01/2037) (a)(b)	2,700,000	2,700,000
		33,075,001

Florida - 4.2%
Alachua County Health Facilities Authority, 5.00%, 12/01/2027 (Callable 05/02/2025)	815,000	816,929
Broward County Housing Finance Authority
3.50%, 04/01/2041 (Callable 10/01/2025) (a)	3,150,000	3,154,744
4.05%, 09/01/2056 (a)	1,000,000	1,007,474
3.40%, 03/01/2057 (Callable 05/02/2025) (a)	1,620,000	1,620,217
Capital Trust Agency, Inc.
5.00%, 12/15/2029 (Callable 06/15/2026)	800,000	806,213
4.00%, 06/01/2041 (Callable 06/01/2028)	330,000	294,284
4.00%, 06/01/2056 (Callable 06/01/2028)	485,000	388,715
Capital Trust Authority, 5.00%, 06/15/2034 (Callable 06/15/2032)	610,000	623,840
Central Florida Expressway Authority
4.00%, 07/01/2031 (Callable 07/01/2026)	1,610,000	1,617,183
5.00%, 07/01/2037 (Callable 07/01/2029)	1,325,000	1,391,491
Central Florida Tourism Oversight District
4.00%, 06/01/2035 (Callable 06/01/2027)	1,000,000	1,001,418
5.00%, 06/01/2035 (Callable 06/01/2026)	5,000,000	5,098,419
City of Cape Coral FL Water & Sewer Revenue
5.60%, 03/01/2048 (Callable 03/01/2033)	5,000,000	5,432,196
5.25%, 10/01/2053 (Callable 10/01/2033)	1,250,000	1,333,641
City of Fort Lauderdale FL Water & Sewer Revenue, 5.50%, 09/01/2048 (Callable 09/01/2033)	7,000,000	7,642,729
City of Fort Myers FL
5.00%, 12/01/2029 (Callable 12/01/2025)	475,000	480,965
4.00%, 12/01/2037 (Callable 12/01/2025)	1,000,000	998,235
4.00%, 12/01/2038 (Callable 12/01/2025)	500,000	499,560
City of Jacksonville FL
4.00%, 11/01/2032 (Callable 11/01/2029)	375,000	373,584
2.87%, 08/01/2036 (Callable 05/01/2025) (a)	5,800,000	5,800,000
4.00%, 11/01/2040 (Callable 05/02/2025)	65,000	58,934
City of Orlando FL Tourist Development Tax Revenue
5.00%, 11/01/2034 (Callable 11/01/2027)	775,000	799,755
5.00%, 11/01/2036 (Callable 11/01/2027)	1,010,000	1,038,674
City of Tallahassee FL
5.00%, 12/01/2029 (Callable 12/01/2025)	610,000	613,882
5.00%, 12/01/2040 (Callable 06/01/2025)	1,260,000	1,202,657
City of Tampa FL
5.25%, 05/01/2043 (Callable 05/01/2028)	7,155,000	7,371,537
5.25%, 05/01/2046 (Callable 05/01/2028)	4,100,000	4,197,908
Collier County Educational Facilities Authority
5.00%, 06/01/2026	1,840,000	1,851,421
5.00%, 06/01/2028	1,775,000	1,802,786
5.00%, 06/01/2029	1,065,000	1,082,126
Collier County Industrial Development Authority, 5.00%, 10/01/2054 (Callable 10/01/2030) (a)	1,250,000	1,342,872
County of Broward FL Airport System Revenue, 5.00%, 10/01/2031 (Callable 10/01/2025) (d)	3,000,000	3,014,213
County of Charlotte FL, 5.00%, 10/01/2028 (Callable 10/01/2025)	1,420,000	1,432,325
County of Escambia FL Sales Tax Revenue, 5.00%, 10/01/2046 (Callable 10/01/2027)	2,000,000	2,038,067
County of Lee FL Airport Revenue, 5.00%, 10/01/2026 (d)	5,395,000	5,529,869
County of Miami-Dade FL
5.00%, 06/01/2027 (Callable 06/01/2025)	2,500,000	2,508,323
6.88%, 10/01/2034 (Callable 10/01/2029)	550,000	628,187
7.00%, 10/01/2039 (Callable 10/01/2029)	690,000	783,967
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2025 (d)	1,000,000	1,009,499
5.00%, 10/01/2032 (Callable 10/01/2026)	360,000	367,016
5.00%, 10/01/2041 (Callable 10/01/2026)	2,585,000	2,608,865
County of Seminole FL, 5.00%, 10/01/2052 (Callable 10/01/2032)	2,500,000	2,586,264
Escambia County Health Facilities Authority, 5.00%, 08/15/2035 (Callable 02/15/2030)	820,000	849,995
Escambia County Housing Finance Authority, 3.80%, 06/01/2027 (a)	4,500,000	4,529,642
Florida Development Finance Corp.
4.00%, 06/01/2025 (b)	110,000	109,868
4.00%, 06/01/2026 (b)	225,000	224,063
5.00%, 04/01/2028	400,000	420,043
5.00%, 04/01/2029	250,000	265,182
5.00%, 06/15/2034 (Callable 06/15/2027)	800,000	811,174
5.25%, 06/15/2034 (Callable 06/15/2032)	1,250,000	1,293,667
5.00%, 06/15/2040 (Callable 06/15/2027)	1,650,000	1,654,845
Florida Gulf Coast University Financing Corp., 5.00%, 08/01/2029 (Callable 02/01/2028)	600,000	623,329
Florida Higher Educational Facilities Financial Authority, 5.00%, 04/01/2029 (Callable 04/01/2026)	950,000	961,878
Florida Housing Finance Corp.
5.00%, 12/01/2026 (a)	3,000,000	3,033,948
3.35%, 10/01/2027 (a)	2,250,000	2,254,444
4.20%, 01/01/2045 (Callable 01/01/2028)	595,000	558,625
4.00%, 07/01/2047 (Callable 07/01/2025)	5,000	5,001
3.00%, 01/01/2052 (Callable 01/01/2030)	740,000	728,855
5.50%, 01/01/2054 (Callable 01/01/2032)	2,275,000	2,386,741
6.25%, 01/01/2055 (Callable 07/01/2033)	3,500,000	3,832,082
Florida Municipal Power Agency
4.00%, 10/01/2030 (Callable 10/01/2027)	500,000	508,703
5.00%, 10/01/2030 (Callable 10/01/2026)	495,000	507,536
Highlands County Health Facilities Authority, 2.87%, 11/15/2035 (Callable 05/01/2025) (a)	2,955,000	2,955,000
Hillsborough County Housing Finance Authority, 4.55%, 02/01/2042	5,000,000	4,956,449
Jacksonville Housing Authority, 5.00%, 02/01/2034 (Callable 02/01/2033)	4,000,000	4,228,271
Key West Utility Board, 5.00%, 10/01/2035 (Callable 10/01/2028)	90,000	94,540
Lee County Housing Finance Authority
3.50%, 02/01/2027 (a)	1,000,000	1,002,220
3.55%, 08/01/2027 (Callable 05/02/2025) (a)	1,500,000	1,500,247
Miami Beach Redevelopment Agency, 5.00%, 02/01/2027 (Callable 05/02/2025)	1,000,000	1,003,864
Miami-Dade County Housing Finance Authority
4.05%, 09/01/2026 (a)	1,650,000	1,654,621
5.00%, 03/01/2027 (a)	1,440,000	1,449,997
Northern Palm Beach County Improvement District
5.00%, 08/01/2026	620,000	634,231
5.00%, 08/01/2030	755,000	805,565
5.00%, 08/01/2031	790,000	848,595
5.00%, 08/01/2032	825,000	890,881
5.00%, 08/01/2033	585,000	633,925
5.00%, 08/01/2034	460,000	499,830
Orange County Housing Finance Authority, 3.00%, 09/01/2050 (Callable 09/01/2029)	860,000	847,544
Orlando Utilities Commission
5.00%, 10/01/2035 (Callable 10/01/2027)	705,000	729,635
1.25%, 10/01/2046 (Callable 04/01/2028) (a)	1,310,000	1,173,623
Osceola County Housing Finance Authority, 3.40%, 04/01/2028 (a)	2,500,000	2,504,585
Palm Beach County Health Facilities Authority
5.00%, 11/01/2032	200,000	212,494
4.00%, 05/15/2035 (Callable 05/15/2025)	250,000	240,008
Pinellas County Housing Finance Authority, 6.00%, 03/01/2054 (Callable 03/01/2032)	2,155,000	2,293,550
Pinellas County School Board, 5.00%, 07/01/2033 (Callable 07/01/2027)	515,000	533,221
Putnam County Development Authority/FL
5.00%, 03/15/2042 (Callable 05/01/2028)	2,000,000	2,033,683
5.00%, 03/15/2042 (Callable 05/01/2028)	1,665,000	1,686,336
Santa Rosa County School Board, 5.00%, 02/01/2038 (Callable 08/01/2029)	1,030,000	1,075,498
Sarasota County Public Hospital District, 5.50%, 07/01/2028	5,000,000	5,189,497
School District of Broward County/FL, 5.00%, 07/01/2036 (Callable 07/01/2032)	3,000,000	3,256,198
Seminole County Industrial Development Authority
4.00%, 06/15/2028 (b)	245,000	241,351
4.00%, 06/15/2029 (b)	260,000	255,192
4.00%, 06/15/2030 (b)	535,000	523,375
4.00%, 06/15/2036 (Callable 06/15/2031) (b)	470,000	439,122
4.00%, 06/15/2041 (Callable 06/15/2031) (b)	845,000	740,161
St Johns County Housing Finance Authority, 3.55%, 07/01/2027 (Callable 05/02/2025) (a)	1,000,000	1,000,157
Tender Option Bond Trust Receipts/Certificates, 3.02%, 09/01/2047 (Callable 09/01/2031) (a)(b)	12,000,000	12,000,000
Tohopekaliga Water Authority, 4.00%, 10/01/2033 (Callable 10/01/2026)	1,500,000	1,504,432
Town of Davie FL, 5.00%, 04/01/2034 (Callable 04/01/2028)	1,105,000	1,141,493
Village Community Development District No 10, 5.00%, 05/01/2035 (Callable 05/01/2033)	1,095,000	1,177,032
Volusia County Educational Facility Authority, 4.00%, 10/15/2036 (Callable 10/15/2029)	500,000	500,671
		174,267,699

Georgia - 1.9%
Bartow County Development Authority
1.80%, 09/01/2029 (Callable 11/19/2026) (a)	4,810,000	4,223,609
3.95%, 12/01/2032 (a)	2,750,000	2,806,325
City of Atlanta GA, 5.00%, 01/01/2028 (Callable 05/02/2025)	1,000,000	1,001,120
City of Monroe GA Combined Utility Revenue
4.00%, 12/01/2036 (Callable 12/01/2030)	500,000	493,803
4.00%, 12/01/2037 (Callable 12/01/2030)	750,000	734,880
Clayton County Development Authority, 4.00%, 07/01/2031 (Callable 07/01/2027)	495,000	495,847
Cobb County Kennestone Hospital Authority, 5.00%, 04/01/2042 (Callable 04/01/2027)	890,000	899,924
College Park Housing Authority, 3.45%, 04/01/2044 (Callable 09/01/2027) (a)	4,300,000	4,308,410
DeKalb County Housing Authority
4.00%, 12/01/2033 (Callable 12/01/2030)	7,500,000	7,380,947
4.00%, 03/01/2034 (Callable 03/01/2031)	3,180,000	3,113,715
Development Authority for Fulton County
5.00%, 10/01/2029	1,710,000	1,834,476
5.00%, 10/01/2040 (Callable 04/01/2034)	940,000	1,012,005
5.00%, 03/15/2044 (Callable 03/15/2029)	2,105,000	2,143,962
Development Authority of Appling County, 2.70%, 09/01/2041 (Callable 04/01/2025) (a)	900,000	900,000
Development Authority of Bulloch County
5.00%, 07/01/2030	405,000	438,548
5.00%, 07/01/2031 (Callable 07/01/2030)	420,000	451,673
5.00%, 07/01/2032 (Callable 07/01/2030)	445,000	477,071
5.00%, 07/01/2033 (Callable 07/01/2030)	465,000	495,658
4.00%, 07/01/2039 (Callable 07/01/2030)	305,000	292,290
Gainesville & Hall County Hospital Authority, 5.00%, 02/15/2029 (Callable 02/15/2027)	500,000	514,372
Georgia Housing & Finance Authority
3.60%, 12/01/2033 (Callable 06/01/2027)	225,000	219,279
2.75%, 12/01/2035 (Callable 06/01/2029)	625,000	529,343
Georgia Local Government, 4.75%, 06/01/2028	3,636,000	3,693,715
Main Street Natural Gas, Inc.
5.00%, 12/01/2026	875,000	895,810
5.00%, 12/01/2027	1,500,000	1,549,699
5.00%, 05/15/2034 (Callable 05/15/2029)	1,530,000	1,558,240
4.00%, 03/01/2050 (Callable 06/01/2026) (a)	6,015,000	6,027,105
4.00%, 07/01/2052 (Callable 06/01/2027) (a)	10,515,000	10,601,643
4.00%, 08/01/2052 (Callable 05/01/2027) (a)(b)	9,000,000	8,982,340
5.00%, 12/01/2052 (Callable 03/01/2029) (a)	3,545,000	3,682,010
5.00%, 06/01/2053 (Callable 03/01/2030) (a)	1,170,000	1,221,876
Municipal Electric Authority of Georgia
5.25%, 01/01/2038 (Callable 01/01/2034)	2,745,000	3,046,910
5.25%, 01/01/2041 (Callable 01/01/2034)	1,150,000	1,252,777
5.25%, 01/01/2044 (Callable 01/01/2034)	875,000	942,731
Paulding County Hospital Authority/GA, 5.00%, 04/01/2043 (Callable 04/01/2032)	1,000,000	1,031,902
Private Colleges & Universities Authority
5.00%, 06/01/2028	495,000	516,182
5.00%, 06/01/2029	400,000	420,902
4.00%, 06/01/2034 (Callable 06/01/2031)	395,000	395,593
4.00%, 06/01/2035 (Callable 06/01/2031)	500,000	495,320
		81,082,012

Guam - 0.0%(f)
Guam Government Waterworks Authority
5.00%, 07/01/2025	450,000	451,979
5.00%, 07/01/2025	350,000	351,539
		803,518

Hawaii - 0.1%
State of Hawaii Airports System Revenue
5.25%, 08/01/2025 (Callable 04/22/2025) (d)	2,500,000	2,510,867
5.00%, 08/01/2027 (Callable 04/22/2025) (d)	1,000,000	1,003,614
		3,514,481

Idaho - 0.4%
County of Nez Perce ID, 5.50%, 03/01/2042 (Callable 03/01/2032)	680,000	726,017
Idaho Housing & Finance Association
4.00%, 05/01/2031	200,000	198,592
4.00%, 05/01/2035 (Callable 05/01/2032)	425,000	410,995
5.25%, 05/01/2038 (Callable 05/01/2031)	600,000	623,156
5.50%, 05/01/2043 (Callable 05/01/2031)	350,000	362,630
6.00%, 07/01/2054 (Callable 01/01/2033)	4,435,000	4,850,601
Southern Idaho Regional Solid Waste District, 4.00%, 03/01/2028 (Callable 09/01/2027)	8,700,000	8,767,299
		15,939,290

Illinois - 10.5%
Adams & Hancock Counties Community Unit School District No 4/IL
4.00%, 12/01/2027 (Callable 12/01/2025)	290,000	291,538
4.00%, 12/01/2029 (Callable 12/01/2025)	310,000	311,225
4.00%, 12/01/2032 (Callable 12/01/2025)	350,000	348,612
Berwyn Municipal Securitization Corp., 5.00%, 01/01/2035 (Callable 01/01/2029)	3,600,000	3,759,003
Bridgeview Finance Corp., 5.00%, 12/01/2037 (Callable 12/01/2027)	735,000	682,871
Champaign County Community Unit School District No 7 Tolono
5.00%, 12/01/2032	205,000	219,436
5.00%, 12/01/2033	610,000	654,245
Channahon Park District
4.00%, 12/15/2031 (Callable 12/15/2029)	460,000	468,474
4.00%, 12/15/2034 (Callable 12/15/2029)	510,000	514,932
4.00%, 12/15/2036 (Callable 12/15/2029)	950,000	944,990
4.00%, 12/15/2038 (Callable 12/15/2029)	595,000	582,235
Chicago Board of Education
0.00%, 12/01/2025	2,280,000	2,222,894
0.00%, 12/01/2025	500,000	487,477
5.00%, 12/01/2025	600,000	605,736
0.00%, 12/01/2029	250,000	205,950
5.00%, 12/01/2029 (Callable 12/01/2028)	1,000,000	1,039,521
7.00%, 12/01/2044 (Callable 12/01/2025)	1,475,000	1,493,425
6.50%, 12/01/2046 (Callable 12/01/2026)	1,000,000	1,021,958
Chicago Board of Education Dedicated Capital Improvement Tax
5.25%, 04/01/2033	1,000,000	1,086,517
5.25%, 04/01/2035 (Callable 04/01/2033)	1,500,000	1,616,275
Chicago Midway International Airport
5.00%, 01/01/2029 (Callable 01/01/2026) (d)	2,000,000	2,014,311
5.00%, 01/01/2046 (Callable 01/01/2026)	2,000,000	2,007,517
Chicago O'Hare International Airport
5.00%, 01/01/2029 (d)	660,000	691,552
5.00%, 01/01/2035 (Callable 01/01/2026)	2,825,000	2,850,590
5.00%, 01/01/2036 (Callable 01/01/2026) (d)	1,255,000	1,261,302
5.00%, 01/01/2036 (Callable 01/01/2032) (d)	335,000	350,121
5.25%, 01/01/2042 (Callable 01/01/2033)	1,370,000	1,469,829
5.25%, 01/01/2043 (Callable 01/01/2033)	1,000,000	1,069,930
Chicago Park District
5.25%, 01/01/2043 (Callable 01/01/2033)	1,000,000	1,046,163
5.25%, 01/01/2044 (Callable 01/01/2033)	1,730,000	1,802,822
5.25%, 01/01/2046 (Callable 01/01/2033)	2,500,000	2,589,593
City of Chicago Heights IL
4.00%, 12/01/2028	200,000	205,212
4.00%, 12/01/2030 (Callable 12/01/2029)	350,000	358,678
4.00%, 12/01/2031 (Callable 12/01/2029)	365,000	372,838
City of Chicago IL
0.00%, 01/01/2027	195,000	183,935
3.50%, 08/01/2027 (Callable 08/01/2026) (a)	2,000,000	2,007,433
0.00%, 01/01/2028	3,285,000	2,994,644
5.00%, 11/01/2028 (Callable 11/01/2027)	625,000	655,062
3.40%, 06/01/2029 (Callable 06/01/2028) (a)	3,000,000	3,004,596
5.00%, 11/01/2033 (Callable 11/01/2027)	1,200,000	1,240,290
City of Chicago IL Wastewater Transmission Revenue
5.50%, 01/01/2030	795,000	830,043
5.00%, 01/01/2041 (Callable 01/01/2034)	1,350,000	1,440,024
5.25%, 01/01/2042 (Callable 07/01/2032)	2,420,000	2,583,601
5.25%, 01/01/2043 (Callable 07/01/2032)	6,490,000	6,908,762
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2029 (Callable 11/01/2026)	1,810,000	1,848,140
5.25%, 11/01/2035 (Callable 11/01/2027)	3,025,000	3,110,630
5.00%, 11/01/2036 (Callable 05/01/2032)	1,000,000	1,072,147
5.00%, 11/01/2036 (Callable 11/01/2027)	510,000	523,860
City of Decatur IL
4.25%, 03/01/2030 (Callable 05/02/2025)	250,000	250,176
5.00%, 03/01/2034 (Callable 03/01/2026)	905,000	919,454
City of Evanston IL, 5.00%, 12/01/2043 (Callable 12/01/2029)	1,800,000	1,858,617
City of Mount Vernon IL
4.00%, 12/15/2031 (Callable 06/15/2030)	1,395,000	1,409,961
4.00%, 12/15/2036 (Callable 06/15/2030)	630,000	619,755
City of Quincy IL
5.00%, 12/01/2037 (Callable 12/01/2033)	1,020,000	1,095,333
5.00%, 12/01/2038 (Callable 12/01/2033)	550,000	587,965
5.00%, 12/01/2039 (Callable 12/01/2033)	1,080,000	1,147,118
5.00%, 12/01/2040 (Callable 12/01/2033)	1,185,000	1,249,904
5.00%, 12/01/2041 (Callable 12/01/2033)	1,245,000	1,304,225
City of Warrenville IL, 5.00%, 12/15/2031	200,000	216,676
Community Unit School District Number 427 DeKalb and Kane Counties Illinois, 0.00%, 01/01/2026	1,340,000	1,304,996
Cook County Community Consolidated School District No 15 Palatine, 5.25%, 06/15/2041 (Callable 06/15/2033)	1,190,000	1,264,095
Cook County Community High School District No 217 Argo, 4.50%, 12/01/2039 (Callable 12/01/2031)	1,495,000	1,522,634
Cook County School District No 111 Burbank, 4.00%, 12/01/2025	1,000,000	1,006,863
Cook County School District No 130 Blue Island, 5.00%, 12/01/2027 (Callable 12/01/2025)	1,210,000	1,226,329
Cook County School District No 143.5 Posen-Robbins, 5.00%, 12/01/2033	75,000	78,650
Cook County School District No 144 Prairie Hills, 5.00%, 12/01/2032	2,505,000	2,726,182
Cook County School District No 86 Harwood Heights
5.00%, 12/01/2035 (Callable 12/01/2033)	340,000	365,216
5.00%, 12/01/2036 (Callable 12/01/2033)	350,000	374,754
5.00%, 12/01/2037 (Callable 12/01/2033)	350,000	372,331
5.00%, 12/01/2038 (Callable 12/01/2033)	275,000	292,466
5.00%, 12/01/2040 (Callable 12/01/2033)	425,000	447,332
5.00%, 12/01/2041 (Callable 12/01/2033)	425,000	444,698
5.00%, 12/01/2042 (Callable 12/01/2033)	645,000	671,138
5.00%, 12/01/2043 (Callable 12/01/2033)	550,000	569,424
5.00%, 12/01/2044 (Callable 12/01/2033)	410,000	423,069
Cook County School District No 99 Cicero
4.00%, 12/01/2029	2,425,000	2,458,887
4.00%, 12/01/2030	250,000	252,904
Cook County School District No. 163
6.00%, 12/15/2025	430,000	438,848
6.00%, 12/15/2027	1,150,000	1,233,477
Cook County School District No. 83, 5.63%, 06/01/2033	815,000	899,406
County of Cook IL, 5.00%, 11/15/2033 (Callable 11/15/2030)	1,500,000	1,614,077
County of Cook IL Sales Tax Revenue
5.00%, 11/15/2036 (Callable 11/15/2027)	3,000,000	3,096,713
4.00%, 11/15/2038 (Callable 11/15/2027)	1,675,000	1,631,938
4.00%, 11/15/2040 (Callable 11/15/2030)	595,000	582,555
5.00%, 11/15/2041 (Callable 11/15/2032)	1,890,000	1,976,666
Crawford Hospital District
4.00%, 01/01/2031 (Callable 01/01/2029)	345,000	348,824
4.00%, 01/01/2041 (Callable 01/01/2030)	1,160,000	1,017,535
DuPage County School District No 60 Maercker, 4.00%, 12/30/2036 (Callable 12/30/2027)	1,000,000	997,001
Eastern Illinois Economic Development Authority, 5.00%, 11/01/2033 (Callable 11/01/2028)	1,000,000	1,000,114
Ford, Champaign Counties Community Unit School District No. 10, 5.00%, 12/01/2027 (Callable 12/01/2026)	600,000	621,405
Governors State University, 5.00%, 10/01/2028	555,000	579,052
Greene Jersey & Macoupin Counties Community Unit School District No 9 Southweste
5.00%, 12/01/2029	350,000	371,470
5.00%, 12/01/2030	320,000	341,419
5.00%, 12/01/2031 (Callable 12/01/2030)	535,000	565,295
5.00%, 12/01/2032 (Callable 12/01/2030)	600,000	632,062
5.00%, 12/01/2033 (Callable 12/01/2030)	325,000	341,120
Hampshire Special Service Area No 13
3.25%, 03/01/2032 (Callable 03/01/2027)	165,000	156,098
3.30%, 03/01/2033 (Callable 03/01/2027)	175,000	164,217
3.35%, 03/01/2034 (Callable 03/01/2027)	185,000	172,224
3.40%, 03/01/2035 (Callable 03/01/2027)	195,000	180,654
3.45%, 03/01/2036 (Callable 03/01/2027)	205,000	188,839
Henry & Whiteside Counties Community Unit School District No 228 Geneseo
5.00%, 08/15/2031 (Callable 08/15/2025)	270,000	271,994
5.00%, 02/15/2032	200,000	216,779
5.00%, 02/15/2033	490,000	533,722
5.00%, 02/15/2034 (Callable 02/15/2033)	1,060,000	1,143,407
5.00%, 02/15/2035 (Callable 02/15/2033)	500,000	537,355
Hoffman Estates Park District, 5.00%, 12/01/2040 (Callable 12/01/2030)	5,000,000	5,177,256
Huntley Area Public Library District, 5.00%, 02/01/2037 (Callable 02/01/2029)	500,000	523,592
Illinois Development Finance Authority, 2.45%, 11/15/2039 (a)	1,125,000	1,115,871
Illinois Educational Facilities Authority, 4.00%, 11/01/2036 (Callable 05/02/2025)	1,065,000	1,031,161
Illinois Finance Authority
5.00%, 04/01/2025	400,000	400,000
5.00%, 07/01/2025	3,140,000	3,152,173
5.00%, 04/01/2028	400,000	416,382
5.00%, 05/15/2029 (Callable 05/15/2026)	385,000	390,880
5.00%, 03/01/2030 (Callable 03/01/2026)	1,365,000	1,386,071
5.00%, 10/01/2030 (Callable 10/01/2026)	140,000	143,400
5.00%, 02/15/2031 (Callable 08/15/2027)	1,000,000	1,010,263
5.00%, 11/15/2031 (Callable 11/15/2025)	1,000,000	1,006,822
5.00%, 05/15/2032 (Callable 11/15/2028)	2,000,000	2,071,687
5.00%, 05/15/2033 (Callable 11/15/2028)	4,500,000	4,647,002
4.50%, 08/01/2033 (b)	1,275,000	1,300,981
4.00%, 05/15/2034 (Callable 05/15/2026)	300,000	288,212
4.24% (SOFR + 1.20%), 11/01/2034 (Callable 05/02/2025)	8,095,000	8,090,070
5.00%, 02/15/2036 (Callable 02/15/2027)	2,515,000	2,563,680
5.00%, 11/15/2039 (Callable 05/15/2025)	6,595,000	6,599,198
5.25%, 04/01/2040 (Callable 04/01/2034)	1,655,000	1,721,858
3.88%, 05/01/2040 (a)	2,220,000	2,186,687
4.00%, 12/01/2040 (Callable 12/01/2027)	270,000	267,997
5.25%, 04/01/2041 (Callable 04/01/2034)	1,135,000	1,236,240
5.25%, 04/01/2041 (Callable 04/01/2034)	1,245,000	1,283,512
4.00%, 09/01/2041 (Callable 09/01/2026)	835,000	743,198
5.00%, 10/01/2041 (Callable 10/01/2026)	1,400,000	1,411,283
5.25%, 04/01/2043 (Callable 04/01/2034)	1,000,000	1,021,728
Illinois Housing Development Authority
4.00%, 06/01/2026 (Callable 06/01/2025) (a)	2,855,000	2,857,666
3.10%, 02/01/2035 (Callable 02/01/2026)	580,000	523,395
2.45%, 06/01/2043 (Callable 05/02/2025)	255,602	207,978
4.00%, 07/01/2043 (Callable 05/02/2025) (a)	2,500,000	2,504,055
5.25%, 10/01/2043 (Callable 10/01/2032)	2,145,000	2,236,288
2.85%, 04/01/2045 (Callable 04/01/2025) (a)	9,970,000	9,970,000
4.00%, 10/01/2048 (Callable 04/01/2027)	2,455,000	2,460,415
3.87% (SIFMA Municipal Swap Index + 1.00%), 05/15/2050 (Callable 04/22/2025)	535,000	535,516
3.00%, 04/01/2051 (Callable 04/01/2030)	135,000	132,378
6.25%, 10/01/2052 (Callable 04/01/2032)	6,005,000	6,431,199
5.75%, 10/01/2053 (Callable 04/01/2032)	4,410,000	4,697,649
6.25%, 10/01/2054 (Callable 10/01/2032)	7,825,000	8,660,713
2.89%, 07/01/2065 (Callable 04/01/2025) (a)	6,230,000	6,230,000
Illinois Sports Facilities Authority
5.00%, 06/15/2028	1,900,000	1,950,130
5.00%, 06/15/2029	3,780,000	3,995,247
5.00%, 06/15/2029	1,750,000	1,808,527
Illinois State Toll Highway Authority
5.00%, 01/01/2032 (Callable 07/01/2026)	2,055,000	2,093,173
5.00%, 12/01/2032 (Callable 01/01/2026)	1,285,000	1,298,877
5.00%, 01/01/2034 (Callable 07/01/2026)	1,500,000	1,526,562
5.00%, 01/01/2036 (Callable 05/02/2025)	2,100,000	2,101,888
5.00%, 01/01/2038 (Callable 05/02/2025)	2,750,000	2,753,286
5.00%, 01/01/2041 (Callable 07/01/2026)	3,425,000	3,465,728
5.00%, 01/01/2042 (Callable 01/01/2028)	3,445,000	3,523,359
5.00%, 01/01/2044 (Callable 07/01/2029)	4,685,000	4,838,708
5.00%, 01/01/2045 (Callable 01/01/2031)	2,475,000	2,560,302
Illinois State University
5.00%, 04/01/2031 (Callable 04/01/2028)	500,000	523,342
5.00%, 04/01/2038 (Callable 04/01/2028)	325,000	333,682
Jefferson County School District No 82 Bethel
5.00%, 12/01/2026	75,000	77,047
5.00%, 12/01/2027	80,000	83,284
5.00%, 12/01/2028	90,000	94,637
5.00%, 12/01/2029	100,000	105,914
5.00%, 12/01/2030	110,000	117,363
5.00%, 12/01/2031	125,000	134,163
5.00%, 12/01/2032	155,000	167,074
5.00%, 12/01/2034 (Callable 12/01/2033)	220,000	237,008
Jo Daviess County Community Unit School District No 119 East Dubuque
4.00%, 12/01/2034 (Callable 12/01/2028)	280,000	277,622
4.00%, 12/01/2037 (Callable 12/01/2028)	380,000	381,027
4.00%, 12/01/2037 (Callable 12/01/2028)	310,000	302,786
4.00%, 12/01/2039 (Callable 12/01/2028)	285,000	279,685
4.00%, 12/01/2039 (Callable 12/01/2028)	230,000	219,679
Joliet Park District
5.00%, 02/01/2034 (Callable 02/01/2033)	500,000	539,938
5.00%, 02/01/2035 (Callable 02/01/2033)	250,000	268,865
5.00%, 02/01/2036 (Callable 02/01/2033)	235,000	251,609
5.00%, 02/01/2036 (Callable 02/01/2033)	225,000	240,902
5.00%, 02/01/2037 (Callable 02/01/2033)	285,000	303,801
5.00%, 02/01/2037 (Callable 02/01/2033)	260,000	277,152
5.00%, 02/01/2038 (Callable 02/01/2033)	285,000	302,212
5.00%, 02/01/2038 (Callable 02/01/2033)	250,000	265,098
Kane & DeKalb Counties Community Unit School District No 301 Burlington, 0.00%, 12/01/2025	1,625,000	1,587,621
Kane McHenry Cook & De Kalb Counties Unit School District No 300/IL, 5.00%, 01/01/2030 (Callable 07/01/2027)	1,345,000	1,397,279
Kankakee & Will Counties Community Unit School District No 5/IL, 4.00%, 05/01/2025	400,000	400,039
Kendall Kane & Will Counties Community Unit School District No 308
5.00%, 02/01/2035 (Callable 02/01/2026)	1,000,000	1,009,332
5.00%, 02/01/2036 (Callable 02/01/2026)	1,000,000	1,008,841
Knox & Warren Counties Community Unit School District No 205 Galesburg
4.00%, 12/01/2029	330,000	337,456
4.00%, 12/01/2030	450,000	461,001
4.00%, 12/01/2031	300,000	307,111
4.00%, 01/01/2034 (Callable 01/01/2028)	855,000	860,999
4.00%, 01/01/2036 (Callable 01/01/2028)	920,000	920,299
Lake Cook Kane & McHenry Counties Community Unit School District 220 Barrington, 3.00%, 12/01/2033 (Callable 12/01/2030)	1,000,000	925,113
Lake County Community Unit School District No 187 North Chicago
4.00%, 01/01/2035 (Callable 01/01/2027)	1,190,000	1,196,403
5.00%, 01/01/2036 (Callable 01/01/2034)	795,000	840,201
5.00%, 01/01/2041 (Callable 01/01/2034)	980,000	1,008,259
5.00%, 01/01/2044 (Callable 01/01/2034)	805,000	819,307
Lake County Consolidated High School District No 120 Mundelein
5.50%, 12/01/2037 (Callable 12/01/2032)	905,000	987,175
5.50%, 12/01/2038 (Callable 12/01/2032)	845,000	914,574
5.50%, 12/01/2040 (Callable 12/01/2032)	2,335,000	2,491,465
5.50%, 12/01/2041 (Callable 12/01/2032)	890,000	945,244
Lake County School District No 33 Emmons
0.00%, 12/01/2026	525,000	492,314
0.00%, 12/01/2028	335,000	288,937
Lake County School District No 38 Big Hollow
5.00%, 11/01/2026	220,000	225,652
5.00%, 11/01/2027	210,000	218,274
5.00%, 11/01/2028	220,000	231,375
5.00%, 11/01/2029	250,000	265,475
5.00%, 11/01/2030 (Callable 11/01/2029)	190,000	202,811
5.00%, 11/01/2031 (Callable 11/01/2029)	515,000	547,416
5.00%, 11/01/2032 (Callable 11/01/2029)	610,000	647,586
5.00%, 11/01/2033 (Callable 11/01/2029)	400,000	424,053
Lake County Township High School District No 113-Highland Park, 4.00%, 01/01/2032 (Callable 01/01/2029)	4,130,000	4,215,395
Macon & De Witt Counties Community Unit School District No 2 Maroa-Forsyth
4.00%, 12/01/2035 (Callable 12/01/2030)	1,670,000	1,650,997
4.00%, 12/01/2036 (Callable 12/01/2030)	835,000	824,393
4.00%, 12/01/2037 (Callable 12/01/2030)	400,000	393,735
Macon County School District No 61 Decatur
4.00%, 12/01/2034 (Callable 12/01/2028)	150,000	149,069
4.00%, 12/01/2037 (Callable 12/01/2028)	200,000	191,806
5.00%, 12/01/2037 (Callable 12/01/2028)	1,500,000	1,553,030
Madison Bond Etc Counties Community Unit School District No 5 Highland
5.50%, 02/01/2036 (Callable 02/01/2030)	975,000	1,061,345
5.50%, 02/01/2037 (Callable 02/01/2030)	380,000	411,960
5.50%, 02/01/2041 (Callable 02/01/2030)	1,720,000	1,832,919
5.50%, 02/01/2042 (Callable 02/01/2030)	675,000	715,598
Madison County Community Unit School District No 8 Bethalto
4.00%, 12/01/2038 (Callable 12/01/2028)	1,140,000	1,086,357
4.00%, 12/01/2039 (Callable 12/01/2028)	1,000,000	944,864
Marshall Putnam & Bureau Counties Community Unit School District No 5 Henry, 5.00%, 12/01/2039 (Callable 12/01/2034)	1,005,000	1,065,940
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2026	2,000,000	1,920,230
0.00%, 06/15/2029	1,400,000	1,198,668
0.00%, 12/15/2034	9,555,000	6,370,232
Morgan County School District No 117 Jacksonville
5.00%, 01/01/2038 (Callable 01/01/2035)	1,200,000	1,289,830
5.00%, 01/01/2039 (Callable 01/01/2035)	1,745,000	1,865,262
Moultrie Shelby & Coles Counties Community Unit School District No 300
5.00%, 12/01/2035 (Callable 06/01/2029)	575,000	610,019
5.00%, 12/01/2038 (Callable 06/01/2029)	1,000,000	1,051,374
5.00%, 12/01/2039 (Callable 06/01/2029)	1,000,000	1,048,221
5.00%, 12/01/2040 (Callable 06/01/2029)	1,520,000	1,589,123
5.00%, 12/01/2041 (Callable 06/01/2029)	1,800,000	1,877,671
5.00%, 12/01/2042 (Callable 06/01/2029)	1,550,000	1,607,817
5.00%, 12/01/2043 (Callable 06/01/2029)	1,140,000	1,180,753
Northern Illinois Municipal Power Agency, 4.00%, 12/01/2031 (Callable 12/01/2026)	1,025,000	1,029,009
Northern Illinois University
5.00%, 04/01/2025	1,675,000	1,675,000
5.00%, 04/01/2029	235,000	246,807
5.00%, 10/01/2029	300,000	316,054
5.00%, 04/01/2030	375,000	396,787
5.00%, 04/01/2031	430,000	457,544
5.00%, 04/01/2032	480,000	512,342
5.00%, 04/01/2033	810,000	862,960
5.00%, 04/01/2033 (Callable 04/01/2030)	675,000	705,923
4.00%, 10/01/2033 (Callable 04/01/2031)	1,000,000	1,000,657
5.00%, 04/01/2034	740,000	788,052
4.00%, 10/01/2034 (Callable 04/01/2031)	2,435,000	2,409,241
4.00%, 04/01/2035 (Callable 04/01/2030)	260,000	256,476
4.00%, 10/01/2035 (Callable 04/01/2031)	1,000,000	983,582
4.00%, 10/01/2038 (Callable 04/01/2031)	1,000,000	947,378
4.00%, 10/01/2039 (Callable 04/01/2031)	1,700,000	1,596,738
4.25%, 04/01/2044 (Callable 04/01/2034)	2,000,000	1,845,404
Peoria & Fulton Counties Community Unit School District No 327, 5.00%, 12/01/2030	360,000	384,686
Peoria City School District No. 150, 5.00%, 01/01/2026	330,000	334,875
Peoria County School District No 63 Norwood
5.25%, 12/01/2039 (Callable 12/01/2033)	250,000	269,879
5.25%, 12/01/2043 (Callable 12/01/2033)	260,000	273,758
5.25%, 12/01/2043 (Callable 12/01/2033)	325,000	342,198
Randolph County Community Unit School District No 140 Sparta
5.00%, 12/01/2037 (Callable 12/01/2033)	1,450,000	1,539,613
5.00%, 12/01/2038 (Callable 12/01/2033)	500,000	531,506
5.00%, 12/01/2039 (Callable 12/01/2033)	1,360,000	1,436,401
Regional Transportation Authority
5.75%, 06/01/2029	5,000,000	5,403,559
5.00%, 06/01/2034 (Callable 06/01/2026)	1,380,000	1,403,686
5.00%, 06/01/2036 (Callable 06/01/2026)	775,000	786,879
Richland County Community Unit School District No 1, 5.00%, 12/01/2036 (Callable 12/01/2034)	2,720,000	2,941,932
Rock Island & Mercer Counties Community Unit School District No 300, 5.00%, 12/01/2043 (Callable 12/01/2034)	1,340,000	1,395,622
Rock Island County School District No 41 Rock Island/Milan
5.50%, 12/01/2038 (Callable 12/01/2031)	1,905,000	2,064,826
5.50%, 12/01/2039 (Callable 12/01/2031)	1,645,000	1,773,889
5.50%, 12/01/2040 (Callable 12/01/2031)	1,665,000	1,791,879
Sales Tax Securitization Corp., 5.00%, 01/01/2038 (Callable 01/01/2028)	610,000	626,110
Sangamon & Christian Counties Community Unit School District No 3A Rochester, 5.50%, 02/01/2040 (Callable 02/01/2032)	845,000	907,708
Sangamon & Morgan Counties Community Unit School District No 16 New Berlin, 5.50%, 12/01/2042 (Callable 12/01/2030)	895,000	938,314
Sangamon County School District No 186 Springfield, 4.00%, 02/01/2035 (Callable 02/01/2032)	1,500,000	1,488,909
Southern Illinois University
5.00%, 04/01/2033 (Callable 04/01/2031)	300,000	319,474
5.00%, 04/01/2040 (Callable 04/01/2032)	550,000	577,476
Southwestern Illinois Community College District No 522
5.00%, 12/01/2026	1,010,000	1,036,075
5.00%, 12/01/2029	825,000	874,515
Southwestern Illinois Development Authority
5.00%, 12/01/2032	965,000	1,050,206
6.00%, 12/01/2033 (Callable 12/01/2032)	1,010,000	1,173,900
6.00%, 12/01/2034 (Callable 12/01/2032)	1,075,000	1,244,032
5.50%, 12/01/2036 (Callable 12/01/2031)	2,700,000	2,972,188
6.00%, 12/01/2036 (Callable 12/01/2032)	1,210,000	1,388,616
5.50%, 12/01/2040 (Callable 12/01/2031)	2,305,000	2,476,487
4.13%, 12/01/2041 (Callable 12/01/2031)	1,610,000	1,584,517
St Clair County Community Consolidated School District No 90 O'Fallon
5.00%, 12/01/2031	150,000	161,454
5.00%, 12/01/2038 (Callable 12/01/2033)	400,000	428,215
5.00%, 12/01/2039 (Callable 12/01/2033)	300,000	319,995
5.00%, 12/01/2042 (Callable 12/01/2033)	835,000	874,551
5.00%, 12/01/2043 (Callable 12/01/2033)	770,000	803,185
St Clair County Community Unit School District No 187 Cahokia
4.00%, 01/01/2028	70,000	72,154
5.00%, 01/01/2038 (Callable 01/01/2034)	250,000	266,097
5.00%, 01/01/2038 (Callable 01/01/2034)	225,000	239,488
5.00%, 01/01/2039 (Callable 01/01/2034)	350,000	370,456
5.00%, 01/01/2039 (Callable 01/01/2034)	240,000	254,027
5.00%, 01/01/2040 (Callable 01/01/2034)	420,000	440,834
5.00%, 01/01/2040 (Callable 01/01/2034)	325,000	341,121
5.00%, 01/01/2041 (Callable 01/01/2034)	425,000	443,358
5.00%, 01/01/2041 (Callable 01/01/2034)	220,000	229,503
5.00%, 01/01/2042 (Callable 01/01/2034)	500,000	519,288
5.00%, 01/01/2042 (Callable 01/01/2034)	230,000	238,873
5.00%, 01/01/2043 (Callable 01/01/2034)	1,620,000	1,678,581
5.00%, 01/01/2043 (Callable 01/01/2034)	525,000	543,600
5.00%, 01/01/2044 (Callable 01/01/2034)	1,305,000	1,346,393
5.00%, 01/01/2049 (Callable 01/01/2034)	3,035,000	3,095,325
St Clair County High School District No 201 Belleville, 4.00%, 02/01/2031 (Callable 02/01/2028)	1,475,000	1,486,286
State of Illinois
5.00%, 01/01/2029 (Callable 01/01/2026)	5,000	5,054
5.00%, 11/01/2038 (Callable 11/01/2026)	750,000	755,579
State of Illinois Sales Tax Revenue
4.00%, 06/15/2027 (Callable 06/15/2026)	2,370,000	2,380,061
5.00%, 06/15/2029 (Callable 06/15/2028)	1,000,000	1,046,790
4.00%, 06/15/2038 (Callable 06/15/2028)	2,500,000	2,408,201
Staunton Community Unit School District No 6, 5.00%, 12/01/2043 (Callable 12/01/2033)	1,000,000	1,044,073
Stephenson County School District No 145 Freeport
5.00%, 10/01/2041 (Callable 10/01/2033)	1,650,000	1,711,743
5.00%, 10/01/2042 (Callable 10/01/2033)	2,720,000	2,815,417
5.00%, 10/01/2043 (Callable 10/01/2033)	1,200,000	1,237,659
Taylorville Community Pleasure Driveway & Park District
5.00%, 12/01/2035 (Callable 12/01/2034)	125,000	135,047
5.00%, 12/01/2036 (Callable 12/01/2034)	290,000	311,493
5.00%, 12/01/2037 (Callable 12/01/2034)	260,000	278,224
5.00%, 12/01/2038 (Callable 12/01/2034)	375,000	399,934
5.00%, 12/01/2039 (Callable 12/01/2034)	145,000	153,438
Tazewell County School District No 51 Washington Central, 9.00%, 12/01/2026	1,060,000	1,163,463
Town of Cicero IL
4.00%, 01/01/2028	1,265,000	1,276,141
4.00%, 01/01/2029	815,000	818,153
Upper Illinois River Valley Development Authority
4.00%, 01/01/2031 (Callable 01/01/2027) (b)	230,000	222,347
5.00%, 01/01/2045 (Callable 01/01/2027) (b)	615,000	585,616
Village of Bradley IL
5.00%, 12/15/2036 (Callable 12/15/2033)	400,000	427,678
5.00%, 12/15/2037 (Callable 12/15/2033)	470,000	500,318
5.00%, 12/15/2038 (Callable 12/15/2033)	325,000	344,434
Village of Franklin Park IL, 4.00%, 07/01/2029 (Callable 07/01/2025)	450,000	447,065
Village of Hillside IL, 5.00%, 01/01/2030 (Callable 01/01/2027)	2,330,000	2,339,742
Village of Matteson IL, 4.00%, 12/01/2030	300,000	306,112
Village of McCook IL, 5.00%, 12/01/2027 (Callable 12/01/2026)	1,865,000	1,914,117
Village of Minooka IL, 2.54%, 12/01/2034 (Callable 12/01/2029)	220,000	180,308
Village of Pingree Grove IL, 4.00%, 12/15/2037 (Callable 12/15/2027)	580,000	566,216
Village of River Grove IL
4.00%, 12/15/2027 (Callable 12/15/2026)	135,000	136,621
4.00%, 12/15/2028 (Callable 12/15/2026)	205,000	207,227
4.00%, 12/15/2035 (Callable 12/15/2030)	250,000	246,269
4.00%, 12/15/2038 (Callable 12/15/2030)	795,000	756,820
Village of Romeoville IL
5.00%, 10/01/2035 (Callable 04/22/2025)	1,445,000	1,396,947
5.00%, 10/01/2042 (Callable 04/22/2025)	100,000	92,260
Village of Rosemont IL, 5.00%, 12/01/2042 (Callable 06/01/2030)	2,670,000	2,740,968
Village of Stone Park IL
4.75%, 02/01/2029 (Callable 05/02/2025)	230,000	230,248
4.75%, 02/01/2031 (Callable 05/02/2025)	310,000	310,287
4.75%, 02/01/2032 (Callable 05/02/2025)	275,000	275,237
4.75%, 02/01/2033 (Callable 05/02/2025)	190,000	190,147
5.00%, 02/01/2035 (Callable 02/01/2029)	300,000	315,523
5.00%, 02/01/2036 (Callable 02/01/2029)	225,000	235,503
4.00%, 02/01/2038 (Callable 02/01/2029)	150,000	143,648
Village of Westchester IL
5.00%, 12/15/2039 (Callable 12/15/2034)	900,000	957,399
5.00%, 12/15/2040 (Callable 12/15/2034)	535,000	567,854
5.00%, 12/15/2041 (Callable 12/15/2034)	650,000	685,784
5.00%, 12/15/2042 (Callable 12/15/2034)	1,000,000	1,046,032
Village of Woodridge IL, 4.00%, 02/01/2036 (Callable 02/01/2030)	1,210,000	1,219,206
Western Illinois University, 4.00%, 04/01/2026	1,350,000	1,354,754
Whiteside & Lee Counties Community Unit School District No 5 Sterling
4.00%, 12/01/2028	535,000	548,941
4.00%, 12/01/2031 (Callable 12/01/2029)	630,000	645,987
4.00%, 12/01/2032 (Callable 12/01/2029)	500,000	510,277
4.00%, 12/01/2033 (Callable 12/01/2029)	685,000	696,988
Will County Community High School District No 210 Lincoln-Way
0.00%, 01/01/2027	1,805,000	1,696,151
0.00%, 01/01/2028	1,140,000	1,032,239
0.00%, 01/01/2032	110,000	83,430
0.00%, 01/01/2033	885,000	644,196
4.00%, 01/01/2034 (Callable 01/01/2029)	410,000	405,111
Will County Community High School District No. 210
0.00%, 01/01/2026	265,000	257,868
0.00%, 01/01/2027	115,000	108,065
0.00%, 01/01/2028	680,000	615,722
0.00%, 01/01/2028	80,000	72,243
0.00%, 01/01/2029	145,000	125,716
Will County Community Unit School District No 201-U Crete-Monee
5.00%, 01/15/2030	540,000	577,397
5.00%, 01/15/2031	750,000	806,892
5.00%, 01/15/2032	595,000	644,583
4.00%, 01/01/2033 (Callable 01/01/2028)	745,000	754,724
4.00%, 01/01/2034 (Callable 01/01/2028)	785,000	792,555
4.00%, 01/01/2035 (Callable 01/01/2028)	480,000	481,864
5.00%, 01/15/2039 (Callable 01/15/2034)	595,000	628,826
5.00%, 01/15/2040 (Callable 01/15/2034)	875,000	920,502
5.00%, 01/15/2041 (Callable 01/15/2034)	635,000	664,413
5.00%, 01/15/2042 (Callable 01/15/2034)	670,000	695,385
5.00%, 01/15/2043 (Callable 01/15/2034)	720,000	742,682
Will County Community Unit School District No 209-U Wilmington
5.00%, 02/01/2030	250,000	267,775
5.00%, 02/01/2031	395,000	425,971
5.00%, 02/01/2032	400,000	434,467
5.00%, 02/01/2033	765,000	833,143
5.00%, 02/01/2034	410,000	448,102
Will County Community Unit School District No 365-U Valley View, 0.00%, 11/01/2025	200,000	196,102
Will County School District No 114 Manhattan, 5.50%, 01/01/2049 (Callable 01/01/2033)	1,000,000	1,065,937
		438,592,574

Indiana - 3.6%
Aurora School Building Corp.
5.00%, 01/15/2036 (Callable 07/15/2033)	1,200,000	1,305,471
5.00%, 01/15/2038 (Callable 07/15/2033)	500,000	539,528
Avon Community School Building Corp.
5.00%, 07/15/2038 (Callable 01/15/2035)	2,350,000	2,551,376
5.50%, 01/15/2043 (Callable 07/15/2033)	1,510,000	1,644,708
Ball State University, 5.00%, 07/01/2035 (Callable 07/01/2028)	500,000	522,106
Bloomington Redevelopment District, 5.25%, 08/01/2036 (Callable 08/01/2029)	3,450,000	3,647,756
Blue River Valley School Building Corp., 5.25%, 01/15/2043 (Callable 07/15/2031)	650,000	679,659
Bluffton-Harrison Middle School Building Corp.
5.50%, 07/15/2040 (Callable 07/15/2031)	290,000	313,815
5.50%, 01/15/2043 (Callable 07/15/2031)	450,000	478,360
Carmel Local Public Improvement Bond Bank
5.00%, 07/15/2032 (Callable 07/15/2026)	1,675,000	1,709,779
5.00%, 07/15/2034 (Callable 07/15/2026)	200,000	203,899
City of Carmel IN Waterworks Revenue
5.25%, 05/01/2047 (Callable 05/01/2032)	875,000	912,803
5.25%, 05/01/2051 (Callable 05/01/2032)	1,875,000	1,942,012
City of Elkhart IN Redevelopment District, 5.00%, 08/01/2030 (Callable 08/01/2025)	1,045,000	1,047,641
City of Indianapolis Department of Public Utilities Water System Revenue
5.00%, 10/01/2028 (Callable 10/01/2026)	200,000	205,423
5.00%, 10/01/2037 (Callable 10/01/2028)	1,120,000	1,163,176
City of La Porte IN Sewage Works Revenue, 3.75%, 09/01/2029 (Callable 09/01/2025)	6,000,000	5,854,682
City of La Porte IN Waterworks Revenue, 3.50%, 07/01/2029 (Callable 01/01/2026)	1,000,000	977,114
City of Rockport IN, 3.13%, 07/01/2025	2,750,000	2,746,760
Columbus Multi School Building Corp.
5.00%, 07/15/2042 (Callable 07/15/2034)	700,000	737,715
5.00%, 01/15/2044 (Callable 07/15/2034)	1,050,000	1,099,705
Concord Community Schools Building Corp., 5.00%, 01/15/2044 (Callable 07/15/2034)	1,250,000	1,324,847
Delphi Community School Corp., 4.00%, 01/15/2026	1,160,000	1,166,655
Evansville Waterworks District
5.00%, 07/01/2042 (Callable 01/01/2032)	900,000	936,608
5.00%, 07/01/2047 (Callable 01/01/2032)	2,150,000	2,199,979
Fishers Town Hall Building Corp.
5.50%, 07/15/2038 (Callable 07/15/2032)	1,000,000	1,105,743
5.50%, 01/15/2042 (Callable 07/15/2032)	970,000	1,061,748
5.63%, 07/15/2053 (Callable 01/15/2034)	2,500,000	2,753,087
Greater Clark Building Corp.
6.00%, 07/15/2034 (Callable 07/15/2032)	1,120,000	1,296,604
6.00%, 07/15/2036 (Callable 07/15/2033)	500,000	582,677
6.00%, 07/15/2038 (Callable 07/15/2033)	250,000	288,855
6.00%, 07/15/2039 (Callable 07/15/2033)	525,000	603,013
6.00%, 07/15/2040 (Callable 07/15/2033)	650,000	741,961
6.00%, 07/15/2040 (Callable 07/15/2033)	500,000	570,739
6.00%, 07/15/2041 (Callable 07/15/2033)	1,000,000	1,134,032
6.00%, 07/15/2041 (Callable 07/15/2033)	650,000	737,121
6.00%, 01/15/2042 (Callable 07/15/2032)	1,110,000	1,235,008
6.00%, 01/15/2043 (Callable 07/15/2033)	1,120,000	1,257,083
Hammond Local Public Improvement Bond Bank
4.63%, 01/15/2033 (Callable 07/15/2028) (b)	2,000,000	1,970,599
4.50%, 07/15/2037 (Callable 07/15/2030)	455,000	450,620
5.00%, 01/15/2043 (Callable 07/15/2030)	2,315,000	2,324,464
Hammond Multi-School Building Corp.
4.50%, 07/15/2026 (Callable 05/02/2025)	625,000	625,722
5.00%, 07/15/2034 (Callable 01/15/2028)	2,000,000	2,071,422
5.00%, 07/15/2038 (Callable 01/15/2028)	3,105,000	3,187,731
Hammond Sanitary District, 5.00%, 07/15/2026	610,000	625,729
Indiana Finance Authority
5.00%, 07/01/2027	1,445,000	1,481,462
5.00%, 09/01/2027	1,595,000	1,629,451
5.00%, 10/01/2027	245,000	250,987
5.00%, 07/01/2028	1,515,000	1,565,362
5.00%, 09/01/2028	1,675,000	1,720,261
5.00%, 10/01/2028 (Callable 10/01/2027)	1,000,000	1,022,628
5.00%, 10/01/2029	220,000	227,673
5.25%, 02/01/2030 (Callable 08/01/2025)	525,000	527,913
2.50%, 11/01/2030	2,825,000	2,586,610
5.00%, 10/01/2031	250,000	259,278
5.00%, 10/01/2033 (Callable 10/01/2031)	230,000	235,996
4.75%, 06/01/2036 (Callable 12/01/2033)	3,005,000	3,030,767
4.00%, 10/01/2052 (Callable 04/01/2032)	2,500,000	2,299,791
Indiana Housing & Community Development Authority
5.00%, 07/01/2039 (Callable 01/01/2033)	500,000	524,128
5.00%, 07/01/2053 (Callable 01/01/2032)	4,010,000	4,141,403
Indianapolis Local Public Improvement Bond Bank
5.00%, 01/01/2029 (Callable 05/02/2025) (d)	2,450,000	2,452,295
6.00%, 02/01/2042 (Callable 02/01/2033)	2,000,000	2,265,193
6.00%, 02/01/2043 (Callable 02/01/2033)	1,500,000	1,694,276
5.25%, 03/01/2043 (Callable 03/01/2033)	1,750,000	1,875,931
6.00%, 02/01/2048 (Callable 02/01/2033)	6,000,000	6,719,068
5.00%, 02/01/2049 (Callable 02/01/2034)	2,000,000	2,082,785
IPS Multi-School Building Corp.
5.25%, 07/15/2041 (Callable 07/15/2031)	2,000,000	2,134,893
5.25%, 07/15/2041 (Callable 01/15/2032)	1,850,000	1,967,287
5.25%, 07/15/2042 (Callable 07/15/2031)	1,640,000	1,749,963
4.25%, 07/15/2043 (Callable 07/15/2031)	500,000	485,685
5.25%, 07/15/2043 (Callable 01/15/2032)	1,500,000	1,584,594
5.00%, 07/15/2044 (Callable 07/15/2033)	2,050,000	2,136,909
Jennings County School Building Corp., 2.75%, 07/15/2026 (Callable 05/02/2025)	895,000	889,263
Mount Vernon of Hancock County Multi-School Building Corp.
5.50%, 07/15/2032 (Callable 07/15/2031)	700,000	782,048
5.50%, 07/15/2034 (Callable 07/15/2031)	200,000	221,479
5.50%, 07/15/2035 (Callable 07/15/2031)	400,000	441,756
5.50%, 07/15/2036 (Callable 07/15/2031)	750,000	826,521
5.50%, 07/15/2038 (Callable 07/15/2031)	1,150,000	1,256,160
5.50%, 07/15/2039 (Callable 07/15/2031)	1,655,000	1,802,766
5.50%, 07/15/2040 (Callable 07/15/2031)	1,750,000	1,903,965
5.50%, 01/15/2042 (Callable 07/15/2031)	2,650,000	2,858,137
Muncie Community School Corp., 3.25%, 01/15/2026	2,095,000	2,093,598
Noblesville Community Development Corp., 5.00%, 08/01/2037 (Callable 02/01/2034)	3,475,000	3,706,616
Noblesville High School Building Corp.
6.00%, 07/15/2040 (Callable 07/15/2033)	625,000	716,751
6.00%, 01/15/2043 (Callable 07/15/2033)	1,750,000	1,978,558
North Putnam Middle School Building Corp./IN, 5.00%, 01/15/2044 (Callable 07/15/2034)	1,190,000	1,245,407
Northwestern School Building Corp.
6.00%, 07/15/2038 (Callable 07/15/2031)	1,000,000	1,115,700
6.00%, 07/15/2041 (Callable 07/15/2031)	900,000	987,766
Penn High School Building Corp., 5.00%, 01/15/2044 (Callable 07/15/2032)	515,000	538,516
Plainfield Redevelopment Authority, 5.00%, 02/01/2027	500,000	512,339
Richland-Bean Blossom 2000 School Building Corp., 5.00%, 07/15/2040 (Callable 07/15/2031)	250,000	263,234
Richmond Hospital Authority, 5.00%, 01/01/2026 (Callable 05/02/2025)	595,000	595,767
Shelby Eastern Multi-School Building Corp., 5.25%, 01/15/2043 (Callable 07/15/2031)	1,000,000	1,055,025
South Montgomery Community School Corp.
5.00%, 07/15/2025	335,000	336,180
5.00%, 01/15/2026	250,000	252,466
Taylor Community School Building Corp., 0.00%, 07/15/2029 (Callable 07/15/2025)	360,000	302,339
Tippecanoe County School Building Corp.
6.00%, 07/15/2039 (Callable 07/15/2033)	1,000,000	1,155,498
6.00%, 01/15/2043 (Callable 07/15/2033)	1,000,000	1,132,105
Tri-Creek 2002 High School Building Corp., 4.00%, 07/15/2039 (Callable 07/15/2028)	345,000	343,942
Western School Building Corp.
5.00%, 07/15/2040 (Callable 07/15/2032)	1,385,000	1,470,974
5.00%, 07/15/2042 (Callable 07/15/2032)	465,000	485,159
5.00%, 01/15/2044 (Callable 07/15/2032)	1,000,000	1,035,519
Westfield High School Building Corp.
5.00%, 01/15/2029 (Callable 01/15/2026)	250,000	254,557
5.00%, 01/15/2030 (Callable 01/15/2026)	300,000	305,350
Westfield-Washington Multi-School Building Corp.
5.50%, 07/15/2040 (Callable 07/15/2031)	945,000	1,023,212
5.50%, 01/15/2043 (Callable 07/15/2031)	565,000	607,203
5.25%, 07/15/2043 (Callable 07/15/2034)	4,250,000	4,511,834
Wheeler-Union Township School Building Corp., 5.00%, 01/15/2042 (Callable 07/15/2030)	1,225,000	1,265,309
		149,461,143

Iowa - 1.3%
Ballard Community School District, 4.00%, 06/01/2042 (Callable 06/01/2032)	1,150,000	1,043,601
City of Ames IA, 4.00%, 06/15/2035 (Callable 06/15/2026)	1,510,000	1,471,637
City of Coralville IA
4.00%, 05/01/2030 (Callable 05/01/2029)	1,000,000	964,690
4.50%, 06/01/2032 (Callable 05/02/2025)	3,915,000	3,766,111
3.00%, 05/01/2033 (Callable 05/01/2029)	1,000,000	882,563
5.00%, 05/01/2035 (Callable 05/01/2031)	650,000	687,037
5.00%, 05/01/2036 (Callable 05/01/2031)	685,000	721,873
5.00%, 05/01/2037 (Callable 05/01/2031)	725,000	761,212
5.00%, 06/01/2041 (Callable 06/01/2030)	555,000	568,135
5.00%, 05/01/2042 (Callable 05/01/2030)	1,500,000	1,528,007
5.00%, 06/01/2042 (Callable 06/01/2030)	585,000	596,206
5.00%, 06/01/2043 (Callable 06/01/2030)	515,000	523,659
5.00%, 06/01/2044 (Callable 06/01/2030)	585,000	594,077
City of Le Mars IA Water Revenue
5.00%, 06/01/2035 (Callable 06/01/2033)	1,030,000	1,113,533
5.00%, 06/01/2036 (Callable 06/01/2033)	1,295,000	1,393,611
5.00%, 06/01/2037 (Callable 06/01/2033)	1,360,000	1,456,618
5.00%, 06/01/2042 (Callable 06/01/2033)	1,615,000	1,684,565
College Community School District Infrastructure Sales Services & Use Tax, 4.00%, 06/01/2033 (Callable 06/01/2030)	1,820,000	1,856,246
Crawford County Memorial Hospital, Inc., 5.00%, 06/15/2027 (Callable 12/15/2026)	2,000,000	2,022,114
Iowa City Community School District, 5.00%, 06/01/2029 (Callable 06/01/2027)	1,180,000	1,207,130
Iowa Finance Authority
7.50%, 01/01/2032 (Callable 01/01/2030) (b)	2,500,000	2,307,508
3.50%, 01/01/2047 (Callable 07/01/2026)	510,000	508,958
4.00%, 07/01/2047 (Callable 07/01/2028)	920,000	925,628
5.00%, 01/01/2049 (Callable 07/01/2033)	2,035,000	2,046,725
Iowa Higher Education Loan Authority
3.00%, 04/01/2029	870,000	835,133
5.00%, 10/01/2029	1,160,000	1,229,761
3.00%, 04/01/2030	650,000	615,844
3.00%, 04/01/2031	525,000	490,396
5.00%, 10/01/2034 (Callable 10/01/2030)	300,000	314,224
5.00%, 10/01/2035 (Callable 10/01/2030)	360,000	375,639
5.00%, 10/01/2036 (Callable 10/01/2030)	365,000	379,526
5.00%, 12/01/2041 (Callable 12/01/2026)	2,000,000	2,049,234
4.75%, 10/01/2042 (Callable 10/01/2030)	750,000	751,620
Jesup Community School District Infrastructure Sales Services & Use Tax, 4.00%, 07/01/2039 (Callable 07/01/2033)	545,000	532,407
PEFA, Inc., 5.00%, 09/01/2049 (Callable 06/01/2026) (a)	14,345,000	14,606,024
Southern Iowa Rural Water Association, 3.00%, 12/01/2032 (Callable 12/01/2028)	1,030,000	962,227
Xenia Rural Water District, 5.00%, 12/01/2028 (Callable 12/01/2026)	500,000	512,032
		54,285,511

Kansas - 0.4%
City of Goddard KS
4.00%, 12/01/2025 (Callable 05/02/2025)	285,000	285,146
3.50%, 06/01/2034 (Callable 04/22/2025)	1,420,000	1,352,575
City of Haysville KS, 4.25%, 10/01/2025 (Callable 05/02/2025)	615,000	615,341
City of Manhattan KS, 4.00%, 06/01/2027 (Callable 06/01/2025)	325,000	324,976
City of Osawatomie KS, 3.75%, 03/01/2027 (Callable 05/02/2025)	3,750,000	3,750,210
City of Wichita KS
5.00%, 12/01/2031 (Callable 12/01/2025) (d)	1,000,000	1,010,116
5.00%, 12/01/2032 (Callable 12/01/2025) (d)	2,055,000	2,075,245
4.00%, 09/01/2038 (Callable 09/01/2027)	885,000	850,068
Kansas Power Pool
4.00%, 12/01/2038 (Callable 12/01/2029)	700,000	684,932
4.00%, 12/01/2040 (Callable 12/01/2029)	1,095,000	1,041,369
Leavenworth County Unified School District No 469, 4.00%, 09/01/2026	800,000	806,062
Sedgwick County Unified School District No 262 Valley Center, 4.50%, 09/01/2043 (Callable 09/01/2031)	850,000	861,646
Wabaunsee County Unified School District No 330 Mission Valley
5.50%, 09/01/2042 (Callable 09/01/2031)	750,000	803,409
5.50%, 09/01/2047 (Callable 09/01/2031)	750,000	793,617
Wyandotte County-Kansas City Unified Government Utility System Revenue, 5.00%, 09/01/2044 (Callable 04/27/2025)	1,740,000	1,740,549
		16,995,261

Kentucky - 1.2%
City of Ashland KY, 4.00%, 02/01/2036 (Callable 02/01/2026)	1,000,000	952,843
City of Newport KY, 2.00%, 02/01/2038 (Callable 02/01/2029)	620,000	447,119
City of Versailles KY, 3.00%, 08/15/2026 (Callable 05/02/2025)	3,000,000	2,977,187
County of Carroll KY, 3.38%, 02/01/2026 (Callable 04/22/2025) (d)	2,000,000	1,988,187
County of Leslie KY, 4.00%, 02/01/2052 (Callable 02/01/2030)	1,485,000	1,342,500
Jefferson County School District Finance Corp., 5.00%, 06/01/2025	520,000	521,861
Kentucky Association of Counties Finance Corp., 3.00%, 02/01/2038 (Callable 02/01/2029)	1,210,000	1,014,892
Kentucky Economic Development Finance Authority
0.00%, 10/01/2025	785,000	769,142
0.00%, 10/01/2026	765,000	719,068
0.00%, 10/01/2027	870,000	783,249
0.00%, 10/01/2028	1,040,000	894,531
5.00%, 07/01/2033 (Callable 07/01/2025)	1,295,000	1,297,746
Kentucky Housing Corp., 5.00%, 09/01/2043 (Callable 03/01/2026) (a)	3,000,000	3,048,139
Kentucky Municipal Power Agency, 5.00%, 09/01/2042 (Callable 09/01/2025)	2,000,000	2,003,814
Kentucky Public Energy Authority
4.00%, 08/01/2027	570,000	573,739
4.00%, 12/01/2050 (Callable 03/01/2026) (a)	5,575,000	5,598,720
5.25%, 06/01/2055 (Callable 09/01/2029) (a)	13,000,000	13,736,069
Kentucky State Property & Building Commission, 5.00%, 04/01/2037 (Callable 04/01/2027)	2,500,000	2,557,614
Kentucky State University
4.00%, 11/01/2033 (Callable 11/01/2031)	260,000	266,550
4.00%, 11/01/2035 (Callable 11/01/2031)	270,000	274,491
4.00%, 11/01/2038 (Callable 11/01/2031)	325,000	323,290
Lexington-Fayette Urban County Airport Board
5.00%, 07/01/2043 (Callable 07/01/2033)	570,000	590,091
5.25%, 07/01/2048 (Callable 07/01/2033)	525,000	548,590
Logan County School District Finance Corp., 5.00%, 09/01/2036 (Callable 09/01/2033)	1,000,000	1,069,366
Louisville/Jefferson County Metropolitan Government
2.00%, 10/01/2033 (Callable 04/01/2031)	475,000	386,689
5.00%, 10/01/2047 (Callable 07/01/2026) (a)	1,500,000	1,534,570
Morgan County School District Finance Corp., 3.00%, 08/01/2032 (Callable 08/01/2027)	500,000	466,583
Paducah Electric Plant Board, 5.00%, 10/01/2032 (Callable 10/01/2026)	1,000,000	1,022,835
Paducah Independent School District Finance Corp., 3.50%, 09/01/2033 (Callable 09/01/2026)	300,000	291,268
Pineville Independent School District Finance Corp., 4.00%, 05/01/2036 (Callable 05/01/2032)	180,000	179,778
University of Louisville, 4.50%, 03/01/2036 (Callable 09/01/2026)	4,000,000	4,008,344
		52,188,865

Louisiana - 1.0%
City of Pineville LA Utilities Revenue
4.00%, 05/01/2034 (Callable 05/01/2032)	400,000	407,873
4.00%, 05/01/2037 (Callable 05/01/2032)	325,000	326,366
City of Ruston LA
5.00%, 09/01/2028	200,000	210,393
5.00%, 09/01/2029	250,000	265,525
5.00%, 09/01/2030	275,000	294,359
5.00%, 09/01/2031	300,000	322,496
5.00%, 09/01/2032	300,000	323,152
5.00%, 09/01/2033	330,000	356,066
5.00%, 09/01/2034	260,000	281,132
5.00%, 09/01/2036 (Callable 09/01/2034)	585,000	627,237
5.00%, 09/01/2041 (Callable 09/01/2034)	1,000,000	1,040,564
5.00%, 09/01/2044 (Callable 09/01/2034)	500,000	516,148
City of Shreveport LA
5.00%, 08/01/2027	1,630,000	1,692,331
5.00%, 03/01/2041 (Callable 03/01/2035)	820,000	860,707
5.00%, 03/01/2044 (Callable 03/01/2035)	1,000,000	1,036,889
City of Shreveport LA Water & Sewer Revenue
4.00%, 12/01/2034 (Callable 12/01/2028)	1,225,000	1,219,625
5.00%, 12/01/2036 (Callable 12/01/2027)	525,000	535,486
East Baton Rouge Sewerage Commission, 1.30%, 02/01/2041 (Callable 08/01/2027) (a)	655,000	584,341
Ernest N Morial New Orleans Exhibition Hall Authority, 5.00%, 07/15/2037 (Callable 07/15/2033)	2,875,000	3,114,251
Louisiana Housing Corp.
4.00%, 01/01/2043 (Callable 07/01/2026) (a)	4,500,000	4,539,910
5.00%, 07/01/2046 (Callable 02/01/2026) (a)	3,024,000	3,068,741
4.50%, 12/01/2047 (Callable 12/01/2027)	85,000	85,729
Louisiana Local Government Environmental Facilities & Community Development Auth
4.25%, 04/01/2043 (Callable 04/01/2033)	100,000	97,870
5.00%, 10/01/2043 (Callable 10/01/2033)	550,000	567,571
5.00%, 04/01/2048 (Callable 04/01/2033)	800,000	825,079
5.13%, 10/01/2048 (Callable 10/01/2033)	700,000	721,713
4.50%, 04/01/2053 (Callable 04/01/2033)	350,000	339,551
5.00%, 04/01/2053 (Callable 04/01/2033)	800,000	815,174
Louisiana Public Facilities Authority
5.25%, 10/01/2031	2,280,000	2,444,597
5.00%, 05/15/2033 (Callable 05/15/2027)	2,000,000	2,043,876
5.00%, 12/15/2034 (Callable 12/15/2032) (b)	2,110,000	2,138,476
Louisiana State University & Agricultural & Mechanical College, 5.00%, 07/01/2028 (Callable 07/01/2026)	4,200,000	4,280,600
Morehouse Parish Hospital Service District No 1, 4.00%, 10/01/2028 (Callable 10/01/2027)	660,000	638,879
New Orleans Aviation Board, 5.00%, 10/01/2043 (Callable 10/01/2028)	1,000,000	1,015,757
Parish of St John the Baptist LA
5.00%, 03/01/2031 (Callable 03/01/2029)	385,000	407,616
5.00%, 03/01/2032 (Callable 03/01/2029)	500,000	527,413
Parish of Terrebonne LA Sales & Use Tax Revenue, 0.00%, 04/01/2034	815,000	565,984
St Tammany Parish Hospital Service District No 1
5.00%, 07/01/2036 (Callable 07/01/2028)	1,745,000	1,787,105
5.00%, 07/01/2038 (Callable 07/01/2028)	855,000	870,192
Tangipahoa Parish School Board Sales & Use Tax Revenue, 4.00%, 03/01/2041 (Callable 03/01/2031)	500,000	482,873
		42,279,647

Maine - 0.2%
City of Lewiston ME, 1.63%, 02/15/2036 (Callable 02/15/2028)	1,435,000	1,021,900
Maine Health & Higher Educational Facilities Authority
4.00%, 07/01/2037 (Callable 07/01/2029)	255,000	253,296
5.00%, 07/01/2038 (Callable 07/01/2030)	1,530,000	1,594,724
Maine State Housing Authority
3.63%, 11/15/2039 (Callable 05/02/2025)	2,255,000	2,061,375
3.50%, 11/15/2047 (Callable 11/15/2026)	115,000	114,681
4.00%, 11/15/2049 (Callable 05/15/2028)	135,000	135,380
4.00%, 11/15/2050 (Callable 05/15/2029)	450,000	451,980
5.00%, 11/15/2052 (Callable 11/15/2031)	3,165,000	3,266,559
5.00%, 11/15/2052 (Callable 11/15/2031)	1,260,000	1,297,489
		10,197,384

Maryland - 0.7%
City of Baltimore MD, 5.00%, 10/15/2034 (Callable 10/15/2027)	2,000,000	2,074,784
County of Anne Arundel MD, 5.00%, 07/01/2034	325,000	357,115
County of Baltimore MD, 4.00%, 09/01/2036 (Callable 09/01/2031)	135,000	134,972
Howard County Housing Commission
4.13%, 12/01/2043 (Callable 12/01/2033)	1,320,000	1,249,868
5.00%, 12/01/2043 (Callable 12/01/2033)	2,500,000	2,561,060
Maryland Community Development Administration
2.70%, 09/01/2034 (Callable 03/01/2029)	2,000,000	1,726,892
4.70%, 03/01/2046 (Callable 03/01/2031)	2,250,000	2,216,549
3.50%, 03/01/2050 (Callable 03/01/2029)	565,000	562,388
5.00%, 09/01/2052 (Callable 03/01/2031)	6,210,000	6,413,856
Maryland Economic Development Corp.
2.80%, 02/15/2043 (Callable 04/01/2025) (a)	3,450,000	3,450,000
5.00%, 10/01/2045 (Callable 10/01/2034)	2,500,000	2,550,849
Maryland Health & Higher Educational Facilities Authority
5.00%, 01/01/2028	300,000	310,631
5.00%, 07/01/2028	370,000	387,006
4.00%, 01/01/2029	980,000	988,445
5.00%, 01/01/2029	290,000	302,553
5.00%, 01/01/2030	185,000	193,978
Montgomery County Housing Opportunities Commission, 5.00%, 01/01/2043 (Callable 01/01/2034)	1,000,000	1,050,194
Washington Suburban Sanitary Commission, 5.00%, 06/01/2038 (Callable 06/01/2026)	2,000,000	2,030,518
		28,561,658

Massachusetts - 0.5%
Commonwealth of Massachusetts, 4.00%, 04/01/2042 (Callable 05/02/2025)	30,000	28,709
Massachusetts Bay Transportation Authority Sales Tax Revenue, 0.00%, 07/01/2030 (Callable 07/01/2026)	5,800,000	4,775,454
Massachusetts Development Finance Agency
5.00%, 01/01/2031 (Callable 01/01/2027)	475,000	483,739
5.00%, 07/01/2035 (Callable 07/01/2026)	3,000,000	3,041,755
5.00%, 07/01/2036 (Callable 07/01/2026)	1,050,000	1,060,530
5.00%, 07/01/2041 (Callable 07/01/2026)	1,350,000	1,354,824
Massachusetts Educational Financing Authority, 5.00%, 01/01/2026 (Callable 04/12/2025) (d)	2,000,000	2,005,050
Massachusetts Housing Finance Agency
3.30%, 12/01/2026 (Callable 06/01/2025)	1,000,000	1,000,050
3.35%, 06/01/2027 (Callable 12/01/2025)	2,600,000	2,604,935
4.00%, 12/01/2028 (Callable 04/22/2025)	820,000	816,606
3.50%, 06/01/2042 (Callable 06/01/2025)	580,000	579,582
4.50%, 12/01/2048 (Callable 12/01/2027)	750,000	755,877
4.00%, 06/01/2049 (Callable 12/01/2028)	425,000	426,341
5.00%, 06/01/2050 (Callable 06/01/2032)	1,640,000	1,695,056
		20,628,508

Michigan - 3.3%
Allegan Public School District
5.00%, 05/01/2035 (Callable 05/01/2033)	900,000	985,357
5.00%, 05/01/2036 (Callable 05/01/2033)	935,000	1,017,054
5.00%, 05/01/2037 (Callable 05/01/2033)	725,000	785,444
5.00%, 05/01/2038 (Callable 05/01/2033)	1,025,000	1,094,968
5.00%, 05/01/2039 (Callable 05/01/2033)	1,075,000	1,131,936
Berkley School District
5.00%, 05/01/2040 (Callable 05/01/2034)	335,000	361,844
5.00%, 05/01/2041 (Callable 05/01/2034)	760,000	811,446
5.00%, 05/01/2042 (Callable 05/01/2034)	1,000,000	1,061,248
5.00%, 05/01/2043 (Callable 05/01/2034)	1,425,000	1,505,333
5.00%, 05/01/2044 (Callable 05/01/2034)	1,525,000	1,606,174
5.25%, 05/01/2044 (Callable 05/01/2033)	875,000	932,972
5.00%, 05/01/2046 (Callable 05/01/2034)	3,870,000	4,066,726
5.25%, 05/01/2048 (Callable 05/01/2033)	700,000	740,433
City of Detroit MI
5.25%, 05/01/2028	275,000	289,704
5.25%, 05/01/2029	685,000	730,638
5.25%, 05/01/2030	680,000	731,998
5.25%, 05/01/2031	575,000	624,530
5.25%, 05/01/2032	600,000	656,567
5.25%, 05/01/2033	550,000	605,146
6.00%, 05/01/2039 (Callable 05/01/2033)	500,000	559,756
Clio Area School District
4.00%, 05/01/2038 (Callable 05/01/2032)	635,000	637,112
4.00%, 05/01/2040 (Callable 05/01/2032)	885,000	864,380
Coopersville Area Public Schools
4.00%, 05/01/2039 (Callable 05/01/2032)	300,000	295,222
4.50%, 05/01/2041 (Callable 05/01/2032)	310,000	314,910
4.50%, 05/01/2043 (Callable 05/01/2032)	300,000	302,702
Eastern Michigan University, 4.00%, 03/01/2034 (Callable 03/01/2027)	985,000	988,132
Flat Rock Community School District
5.00%, 05/01/2036 (Callable 05/01/2032)	670,000	727,214
5.00%, 05/01/2037 (Callable 05/01/2032)	725,000	782,190
5.00%, 05/01/2038 (Callable 05/01/2032)	575,000	615,169
5.00%, 05/01/2039 (Callable 05/01/2032)	805,000	855,256
5.00%, 05/01/2041 (Callable 05/01/2032)	1,385,000	1,449,863
5.00%, 05/01/2044 (Callable 05/01/2032)	1,485,000	1,537,611
Fraser Public School District, 5.00%, 05/01/2048 (Callable 05/01/2033)	1,000,000	1,029,245
Great Lakes Water Authority Sewage Disposal System Revenue, 5.00%, 07/01/2036 (Callable 07/01/2026)	5,000,000	5,086,570
Great Lakes Water Authority Water Supply System Revenue
5.00%, 07/01/2045 (Callable 07/01/2030)	1,740,000	1,811,241
5.00%, 07/01/2046 (Callable 07/01/2026)	2,000,000	2,014,410
Jenison Public Schools
5.00%, 05/01/2042 (Callable 05/01/2034)	225,000	234,803
5.00%, 05/01/2043 (Callable 05/01/2034)	385,000	400,518
5.00%, 05/01/2044 (Callable 05/01/2034)	250,000	259,683
5.00%, 05/01/2046 (Callable 05/01/2034)	425,000	441,744
5.00%, 05/01/2049 (Callable 05/01/2034)	525,000	540,052
L'Anse Creuse Public Schools
5.00%, 05/01/2043 (Callable 05/01/2035)	855,000	908,192
5.00%, 05/01/2044 (Callable 05/01/2035)	1,300,000	1,377,502
Michigan Finance Authority
5.00%, 07/01/2025 (Callable 05/02/2025)	1,000,000	1,001,387
5.00%, 11/01/2025	885,000	892,309
5.25%, 02/01/2027	1,050,000	1,062,635
5.00%, 11/15/2027 (Callable 11/15/2026)	1,055,000	1,085,852
5.00%, 11/01/2028	1,025,000	1,057,623
4.00%, 02/01/2029 (Callable 02/01/2027)	840,000	828,066
5.00%, 09/01/2029	400,000	404,303
5.00%, 09/01/2030 (Callable 03/01/2030)	440,000	443,794
5.00%, 08/31/2031	1,000,000	1,064,860
5.25%, 02/01/2032 (Callable 02/01/2027)	590,000	596,627
5.00%, 05/15/2034 (Callable 05/15/2025)	2,500,000	2,503,167
5.00%, 07/01/2034 (Callable 07/01/2025)	2,000,000	2,006,690
5.00%, 12/01/2035 (Callable 12/01/2027)	1,000,000	1,029,902
5.00%, 12/01/2037 (Callable 12/01/2027)	7,715,000	7,911,397
5.25%, 02/29/2040 (Callable 02/28/2034)	500,000	534,733
5.25%, 02/28/2041 (Callable 02/28/2034)	500,000	530,246
5.00%, 11/15/2041 (Callable 11/15/2026)	1,500,000	1,515,673
5.25%, 02/28/2042 (Callable 02/28/2034)	500,000	526,798
5.00%, 07/01/2044 (Callable 05/02/2025)	3,910,000	3,911,489
5.00%, 11/01/2044 (Callable 11/01/2025)	2,000,000	2,000,690
5.00%, 11/15/2044 (Callable 05/16/2026) (a)	4,950,000	5,053,240
Michigan State Building Authority, 5.00%, 10/15/2033 (Callable 10/15/2026)	1,245,000	1,271,265
Michigan State Housing Development Authority
3.35%, 09/01/2027 (Callable 09/01/2026) (a)	561,000	562,051
3.35%, 09/01/2027 (Callable 09/01/2026) (a)	425,000	425,796
3.63%, 10/01/2029 (Callable 10/01/2025)	1,500,000	1,489,948
3.70%, 04/01/2030 (Callable 04/01/2026)	6,250,000	6,262,078
3.25%, 10/01/2037 (Callable 10/01/2025)	1,745,000	1,539,063
3.80%, 07/01/2041 (Callable 07/01/2026) (a)	2,250,000	2,263,437
4.25%, 06/01/2049 (Callable 12/01/2027)	745,000	749,468
4.25%, 12/01/2049 (Callable 06/01/2028)	785,000	790,673
4.65%, 12/01/2049 (Callable 06/01/2033)	2,200,000	2,161,889
3.50%, 12/01/2050 (Callable 06/01/2029)	2,960,000	2,947,823
5.00%, 06/01/2053 (Callable 12/01/2031)	2,320,000	2,403,283
5.50%, 06/01/2053 (Callable 12/01/2031)	2,155,000	2,268,443
5.75%, 06/01/2054 (Callable 12/01/2032)	4,700,000	5,018,024
6.00%, 06/01/2054 (Callable 06/01/2033)	6,390,000	6,885,843
Michigan State University, 5.00%, 02/15/2044 (Callable 02/15/2029)	325,000	332,263
Oakland University, 5.00%, 07/01/2031 (Callable 07/01/2025)	3,700,000	3,703,779
Pinckney Community Schools, 5.00%, 05/01/2035 (Callable 05/01/2026)	1,500,000	1,526,904
Rochester Community School District, 5.00%, 05/01/2035 (Callable 05/01/2026)	550,000	560,749
Rockford Public Schools
5.00%, 05/01/2036 (Callable 05/01/2033)	1,000,000	1,085,578
5.00%, 05/01/2037 (Callable 05/01/2033)	800,000	864,384
5.00%, 05/01/2040 (Callable 05/01/2033)	1,230,000	1,302,002
Romeo Community School District, 5.00%, 05/01/2029 (Callable 05/01/2026)	1,000,000	1,023,201
Swartz Creek Community Schools, 5.00%, 05/01/2039 (Callable 05/01/2029)	815,000	850,070
Thornapple Kellogg School District, 5.00%, 05/01/2036 (Callable 05/01/2033)	1,320,000	1,431,048
Walled Lake Consolidated School District, 5.00%, 05/01/2050 (Callable 05/01/2030)	1,000,000	1,014,963
Wayne County Airport Authority
5.00%, 12/01/2031 (Callable 12/01/2027)	690,000	714,957
5.00%, 12/01/2032 (Callable 12/01/2025) (d)	3,000,000	3,011,214
5.00%, 12/01/2033 (Callable 12/01/2025)	1,485,000	1,495,670
5.00%, 12/01/2038 (Callable 12/01/2028)	1,700,000	1,765,878
Wayne State University, 5.00%, 11/15/2030 (Callable 11/15/2025)	1,025,000	1,036,153
Western Michigan University
5.00%, 11/15/2029 (Callable 05/15/2025)	250,000	250,556
5.00%, 11/15/2038 (Callable 05/15/2031)	375,000	394,842
5.00%, 11/15/2039 (Callable 05/15/2031)	400,000	421,156
5.00%, 11/15/2040 (Callable 05/15/2031)	420,000	439,769
		139,998,696

Minnesota - 1.4%
City of Maple Grove MN
5.00%, 05/01/2027	200,000	204,787
5.00%, 05/01/2029 (Callable 05/01/2027)	500,000	510,017
5.00%, 09/01/2030 (Callable 09/01/2025)	610,000	611,663
5.00%, 05/01/2031 (Callable 05/01/2027)	525,000	533,762
City of Minneapolis MN
5.00%, 11/15/2030 (Callable 11/15/2025)	1,000,000	1,006,465
5.00%, 11/15/2034 (Callable 11/15/2025)	680,000	683,183
4.00%, 11/15/2036 (Callable 11/15/2031)	1,090,000	1,079,365
City of Virginia MN, 5.00%, 12/15/2026 (Callable 06/15/2025)	8,000,000	8,014,660
County of Washington MN, 2.25%, 02/01/2034 (Callable 02/01/2028)	1,525,000	1,284,141
Duluth Economic Development Authority
5.00%, 06/15/2028	450,000	473,750
5.00%, 02/15/2034 (Callable 02/15/2028)	685,000	706,088
5.00%, 02/15/2037 (Callable 02/15/2028)	1,800,000	1,840,326
Federal Home Loan Mortgage Corp., Series 2024-ML21, Class AUS, 4.33%, 08/25/2041 (Callable 08/25/2041) (a)	4,486,529	4,647,409
Forest Lake Independent School District No 831, 3.13%, 02/01/2039 (Callable 02/01/2026)	75,000	64,761
Housing & Redevelopment Authority of The City of St Paul Minnesota
5.00%, 12/01/2028	1,115,000	1,158,905
5.00%, 12/01/2030	300,000	315,433
5.00%, 11/15/2034 (Callable 11/15/2027)	1,900,000	1,938,543
5.00%, 12/01/2036 (Callable 12/01/2030)	1,600,000	1,647,878
Minnesota Higher Education Facilities Authority
5.00%, 10/01/2039 (Callable 10/01/2030)	2,040,000	2,132,667
4.00%, 10/01/2040 (Callable 10/01/2030)	1,030,000	1,011,427
4.13%, 10/01/2041 (Callable 10/01/2030)	1,000,000	982,532
4.13%, 10/01/2042 (Callable 10/01/2030)	1,000,000	977,264
5.00%, 10/01/2053 (Callable 04/01/2029) (a)	2,000,000	2,116,069
Minnesota Housing Finance Agency
3.60%, 07/01/2033 (Callable 05/02/2025)	425,000	414,198
3.10%, 07/01/2035 (Callable 07/01/2025)	1,485,000	1,332,084
4.00%, 01/01/2038 (Callable 05/02/2025)	45,000	45,009
4.00%, 08/01/2040 (Callable 08/01/2033)	1,000,000	966,603
4.00%, 01/01/2047 (Callable 01/01/2026)	55,000	55,039
3.75%, 01/01/2050 (Callable 01/01/2029)	1,460,000	1,460,037
5.75%, 07/01/2053 (Callable 01/01/2033)	3,015,000	3,208,338
6.00%, 07/01/2053 (Callable 01/01/2033)	2,745,000	2,944,964
Minnesota Rural Water Finance Authority, Inc., 3.30%, 08/01/2026 (Callable 02/01/2026)	5,000,000	5,004,635
Plymouth Intermediate District No. 287, 4.00%, 02/01/2028 (Callable 02/01/2027)	350,000	356,389
Sauk Centre Public Utilities Commission Electric Revenue, 4.25%, 12/01/2044 (Callable 12/01/2034)	825,000	795,897
St Paul Port Authority, 4.75%, 10/01/2043 (Callable 10/01/2033)	1,000,000	994,540
State of Minnesota, 5.00%, 08/01/2038 (Callable 08/01/2029)	2,210,000	2,335,324
Willmar Independent School District No 347, 3.00%, 02/01/2036 (Callable 02/01/2032)	2,855,000	2,652,984
Zumbro Education District
4.00%, 02/01/2029	350,000	346,430
4.00%, 02/01/2038 (Callable 02/01/2031)	385,000	349,549
		57,203,115

Mississippi - 1.8%
Biloxi Public School District, 5.00%, 04/01/2026	500,000	508,605
Canton Public School District
5.25%, 01/01/2038 (Callable 01/01/2035)	500,000	549,418
5.25%, 01/01/2041 (Callable 01/01/2035)	375,000	403,741
5.25%, 01/01/2043 (Callable 01/01/2035)	525,000	560,246
5.25%, 01/01/2044 (Callable 01/01/2035)	200,000	212,761
5.25%, 01/01/2045 (Callable 01/01/2035)	180,000	190,960
City of Gluckstadt MS
6.00%, 06/01/2025	100,000	100,329
6.00%, 06/01/2027	285,000	295,437
6.00%, 06/01/2029 (Callable 06/01/2028)	370,000	388,110
6.00%, 06/01/2031 (Callable 06/01/2028)	405,000	423,154
6.00%, 06/01/2032 (Callable 06/01/2028)	100,000	104,283
5.00%, 06/01/2034 (Callable 06/01/2028)	100,000	101,721
5.00%, 06/01/2035 (Callable 06/01/2028)	490,000	497,687
City of Gulfport MS, 5.00%, 07/01/2027 (Callable 07/01/2026)	500,000	504,681
City of Louisville MS
4.50%, 09/01/2033 (Callable 09/01/2029)	280,000	283,571
4.50%, 09/01/2034 (Callable 09/01/2029)	300,000	303,017
City of Pearl MS
5.50%, 09/01/2028	310,000	328,877
5.50%, 09/01/2029	325,000	348,711
City of Ridgeland MS
3.00%, 10/01/2025	1,000,000	996,308
3.00%, 10/01/2026	1,100,000	1,084,460
3.00%, 10/01/2028 (Callable 10/01/2027)	690,000	661,976
County of Hinds MS, 4.63%, 09/01/2054 (Callable 09/01/2029) (b)	4,000,000	3,789,274
County of Warren MS
6.00%, 09/01/2042 (Callable 09/01/2033)	610,000	684,751
6.00%, 09/01/2043 (Callable 09/01/2033)	550,000	615,625
6.00%, 09/01/2048 (Callable 09/01/2033)	3,000,000	3,316,642
6.00%, 09/01/2053 (Callable 09/01/2033)	2,070,000	2,262,057
Jackson County Utility Authority, 5.00%, 09/01/2029 (Callable 09/01/2025)	1,100,000	1,105,280
Medical Center Educational Building Corp.
5.00%, 06/01/2042 (Callable 06/01/2027)	500,000	507,187
4.00%, 06/01/2048 (Callable 06/01/2033)	1,500,000	1,386,416
Mississippi Business Finance Corp., 3.20%, 09/01/2028 (Callable 05/02/2025)	2,100,000	2,087,527
Mississippi Development Bank
5.00%, 05/01/2027	250,000	259,369
5.00%, 11/01/2027	560,000	560,742
4.00%, 03/01/2028	75,000	74,293
5.00%, 05/01/2028	500,000	525,750
5.00%, 05/01/2029	200,000	212,803
5.00%, 09/01/2029	1,900,000	1,896,665
5.00%, 09/01/2030	1,305,000	1,292,631
5.00%, 11/01/2031 (Callable 11/01/2027)	100,000	99,437
5.25%, 03/01/2034 (Callable 03/01/2028)	490,000	498,185
4.00%, 07/01/2034 (Callable 07/01/2031)	285,000	279,657
5.00%, 11/01/2034 (Callable 11/01/2027)	2,000,000	2,043,426
5.00%, 05/01/2035 (Callable 05/01/2029)	200,000	209,649
4.00%, 07/01/2035 (Callable 07/01/2031)	405,000	392,733
4.00%, 03/01/2036 (Callable 03/01/2028)	300,000	294,060
5.00%, 05/01/2036 (Callable 05/01/2029)	360,000	376,437
4.00%, 07/01/2036 (Callable 07/01/2031)	250,000	241,952
5.50%, 03/01/2038 (Callable 03/01/2029)	265,000	277,706
4.00%, 07/01/2038 (Callable 07/01/2031)	245,000	234,204
4.00%, 04/01/2039 (Callable 04/01/2033)	1,345,000	1,302,633
4.00%, 07/01/2039 (Callable 07/01/2031)	390,000	369,211
5.00%, 06/01/2041 (Callable 06/01/2034)	340,000	364,795
5.00%, 04/01/2042 (Callable 04/01/2034)	475,000	502,064
5.25%, 03/01/2045 (Callable 03/01/2028)	1,345,000	1,318,620
5.00%, 03/01/2048 (Callable 03/01/2029)	1,570,000	1,586,037
5.00%, 05/01/2049 (Callable 05/01/2033)	2,935,000	3,023,417
5.00%, 05/01/2049 (Callable 05/01/2034)	3,000,000	3,099,513
Mississippi Home Corp.
3.38%, 12/01/2034 (Callable 06/01/2028)	3,000,000	2,806,224
4.55%, 04/01/2042	4,550,000	4,500,708
4.38%, 12/01/2044 (Callable 12/01/2032)	2,000,000	1,940,999
4.80%, 12/01/2049 (Callable 06/01/2033)	6,030,000	5,799,260
Mississippi Hospital Equipment & Facilities Authority, 5.00%, 10/01/2034 (Callable 10/01/2029)	725,000	757,436
Natchez-Adams School District, 5.00%, 02/01/2030	645,000	687,008
Pearl River Community College District
4.00%, 06/01/2037 (Callable 06/01/2031)	2,590,000	2,474,597
4.13%, 06/01/2039 (Callable 06/01/2031)	160,000	149,800
State of Mississippi Gaming Tax Revenue
5.00%, 10/15/2034 (Callable 10/15/2025)	1,000,000	1,004,357
5.00%, 10/15/2035 (Callable 10/15/2028)	4,000,000	4,145,473
5.00%, 10/15/2035 (Callable 10/15/2025)	950,000	953,590
Sunflower County Consolidated School District, 4.00%, 06/01/2042 (Callable 06/01/2032)	1,620,000	1,511,034
University of Mississippi Educational Building Corp.
5.00%, 10/01/2047 (Callable 10/01/2032)	800,000	827,331
4.50%, 10/01/2052 (Callable 10/01/2032)	1,000,000	981,246
Vicksburg Warren School District, 5.00%, 03/01/2029	150,000	155,505
		74,633,369

Missouri - 3.1%
Antonia Fire Protection District
5.25%, 03/01/2040 (Callable 03/01/2033)	175,000	188,063
5.25%, 03/01/2041 (Callable 03/01/2033)	180,000	192,343
5.25%, 03/01/2042 (Callable 03/01/2033)	190,000	201,935
5.25%, 03/01/2043 (Callable 03/01/2033)	300,000	317,308
5.25%, 03/01/2044 (Callable 03/01/2033)	170,000	179,215
Boonville School District No R-1/MO, 5.00%, 03/01/2041 (Callable 03/01/2029)	1,280,000	1,332,674
Caldwell County School District No R-II Hamilton, 5.00%, 04/15/2038 (Callable 04/15/2026)	820,000	824,766
Callaway County School District No R-III New Bloomfield, 5.00%, 03/01/2039 (Callable 03/01/2029)	1,050,000	1,084,421
Carl Junction R-I School District/MO
5.00%, 03/01/2036 (Callable 03/01/2029)	1,625,000	1,715,287
5.00%, 03/01/2037 (Callable 03/01/2029)	1,700,000	1,790,632
5.00%, 03/01/2040 (Callable 03/01/2032)	1,500,000	1,576,275
5.00%, 03/01/2041 (Callable 03/01/2032)	1,975,000	2,066,101
5.00%, 03/01/2043 (Callable 03/01/2032)	1,175,000	1,222,214
Center School District No 58/MO, 4.00%, 04/15/2031 (Callable 04/15/2027)	170,000	171,860
Citizens Memorial Hospital District, 5.00%, 12/01/2026 (Callable 09/01/2026)	11,100,000	11,144,229
City of St Louis MO Airport Revenue, 5.00%, 07/01/2039 (Callable 07/01/2029)	425,000	442,237
Cole County Reorganized School District No 2
5.00%, 03/01/2039 (Callable 03/01/2029)	700,000	731,635
5.00%, 03/01/2042 (Callable 03/01/2029)	1,275,000	1,322,303
5.00%, 03/01/2043 (Callable 03/01/2029)	600,000	620,939
5.00%, 03/01/2044 (Callable 03/01/2029)	900,000	929,432
De Soto School District No 73
5.00%, 03/01/2041 (Callable 03/01/2030)	1,450,000	1,493,808
5.00%, 03/01/2042 (Callable 03/01/2030)	850,000	874,452
Fort Zumwalt School District, 5.25%, 03/01/2042 (Callable 03/01/2030)	1,730,000	1,804,804
Grain Valley No R-V School District, 5.00%, 03/01/2038 (Callable 03/01/2028)	4,625,000	4,793,420
Hazelwood School District, 5.00%, 03/01/2042 (Callable 03/01/2032)	1,355,000	1,418,895
Health & Educational Facilities Authority of the State of Missouri
5.00%, 09/01/2025	680,000	682,112
5.00%, 09/01/2026	410,000	413,059
5.00%, 09/01/2027	280,000	283,978
5.00%, 11/15/2027 (Callable 11/15/2025)	585,000	590,278
5.00%, 02/01/2034 (Callable 04/22/2025)	950,000	972,398
5.00%, 02/15/2035 (Callable 02/15/2029)	615,000	638,005
5.00%, 11/15/2035 (Callable 11/15/2025)	1,950,000	1,960,643
5.00%, 02/15/2036 (Callable 02/15/2029)	425,000	440,026
Jackson County School District No R-IV Blue Springs
6.00%, 03/01/2038 (Callable 03/01/2029)	1,005,000	1,114,070
5.50%, 03/01/2044 (Callable 03/01/2034)	2,280,000	2,516,705
Jackson County School District No R-VI Oak Grove
5.50%, 03/01/2037 (Callable 03/01/2033)	185,000	206,201
5.25%, 03/01/2038 (Callable 03/01/2033)	450,000	490,328
5.25%, 03/01/2039 (Callable 03/01/2033)	275,000	298,733
5.25%, 03/01/2040 (Callable 03/01/2033)	225,000	243,025
5.25%, 03/01/2041 (Callable 03/01/2033)	425,000	456,453
5.25%, 03/01/2042 (Callable 03/01/2033)	250,000	266,881
5.25%, 03/01/2044 (Callable 03/01/2033)	400,000	423,821
Kansas City Industrial Development Authority, 4.00%, 03/01/2035 (Callable 03/01/2030)	455,000	454,630
Lindbergh School District, 5.50%, 03/01/2038 (Callable 03/01/2032)	2,000,000	2,220,216
Marshall School District/MO
5.00%, 03/01/2036 (Callable 03/01/2033)	745,000	800,858
5.00%, 03/01/2037 (Callable 03/01/2033)	840,000	898,901
Meramec Valley School District No R-III, 3.00%, 03/01/2037 (Callable 03/01/2028)	360,000	320,061
Missouri Housing Development Commission
3.25%, 11/01/2052 (Callable 11/01/2030)	3,570,000	3,526,304
5.50%, 05/01/2055 (Callable 05/01/2033)	3,650,000	3,892,414
6.00%, 05/01/2055 (Callable 05/01/2033)	5,165,000	5,663,841
5.75%, 05/01/2056 (Callable 05/01/2033)	4,250,000	4,591,295
Missouri Joint Municipal Electric Utility Commission
5.00%, 06/01/2033	830,000	927,305
5.00%, 06/01/2033	785,000	869,340
5.00%, 06/01/2033	300,000	324,489
5.00%, 06/01/2034	825,000	916,391
Missouri Public Utilities Commission, 4.00%, 05/01/2026 (Callable 01/01/2026)	9,000,000	9,061,402
Missouri Southern State University
4.00%, 10/01/2035 (Callable 10/01/2029)	100,000	100,266
4.00%, 10/01/2036 (Callable 10/01/2029)	110,000	110,323
4.00%, 10/01/2039 (Callable 10/01/2029)	110,000	106,181
Montgomery County School District No R-II, 5.00%, 03/01/2041 (Callable 03/01/2029)	875,000	922,068
Nodaway County School District No R-II Maryville
5.00%, 03/01/2041 (Callable 03/01/2030)	1,100,000	1,136,186
5.00%, 03/01/2042 (Callable 03/01/2030)	1,850,000	1,899,924
Normandy Schools Collaborative
3.00%, 03/01/2036 (Callable 03/01/2028)	1,525,000	1,370,263
3.00%, 03/01/2037 (Callable 03/01/2028)	1,325,000	1,169,198
North Callaway County School District No R-1
5.00%, 03/01/2038 (Callable 03/01/2029)	1,200,000	1,261,284
5.00%, 03/01/2039 (Callable 03/01/2029)	1,225,000	1,282,543
5.00%, 03/01/2040 (Callable 03/01/2029)	1,200,000	1,252,814
5.00%, 03/01/2041 (Callable 03/01/2029)	1,500,000	1,562,176
5.00%, 03/01/2042 (Callable 03/01/2029)	1,500,000	1,558,857
5.00%, 03/01/2043 (Callable 03/01/2029)	800,000	829,919
5.00%, 03/01/2044 (Callable 03/01/2029)	875,000	906,117
Northwest Missouri State University
5.00%, 06/01/2027	560,000	577,601
5.00%, 06/01/2028	1,595,000	1,663,741
5.00%, 06/01/2029	500,000	525,337
Pattonville R-3 School District, 5.25%, 03/01/2042 (Callable 03/01/2031)	2,000,000	2,118,973
Riverview Gardens School District
5.50%, 04/01/2038 (Callable 04/01/2032)	825,000	893,659
5.50%, 04/01/2040 (Callable 04/01/2032)	1,250,000	1,342,677
6.00%, 04/01/2042 (Callable 04/01/2032)	650,000	707,422
6.00%, 04/01/2044 (Callable 04/01/2032)	550,000	596,743
St Charles County Public Water Supply District No 2, 5.25%, 12/01/2046 (Callable 12/01/2033)	2,500,000	2,667,371
St Louis Land Clearance for Redevelopment Authority
5.00%, 06/01/2028 (Callable 12/01/2026)	4,000,000	4,062,602
5.00%, 04/01/2038 (Callable 04/01/2027)	1,540,000	1,563,417
St Louis Municipal Finance Corp.
4.00%, 02/15/2029 (Callable 02/15/2026)	2,165,000	2,174,710
0.00%, 07/15/2034	3,000,000	2,024,942
5.00%, 10/01/2045 (Callable 10/01/2030)	1,330,000	1,350,961
University City Industrial Development Authority, 4.88%, 06/15/2036 (Callable 06/15/2033)	2,165,000	2,163,610
Valley Park School District
5.50%, 03/01/2040 (Callable 03/01/2032)	500,000	540,948
5.50%, 03/01/2041 (Callable 03/01/2032)	1,235,000	1,324,077
5.50%, 03/01/2042 (Callable 03/01/2032)	1,135,000	1,213,139
5.50%, 03/01/2044 (Callable 03/01/2032)	1,175,000	1,245,413
		129,128,873

Montana - 0.5%
City of Billings MT
5.00%, 07/01/2031	300,000	321,272
5.00%, 07/01/2032	300,000	322,915
5.00%, 07/01/2033	325,000	350,975
5.00%, 07/01/2034 (Callable 07/01/2033)	215,000	229,852
City of Forsyth MT
3.88%, 07/01/2028 (Callable 04/02/2028)	1,200,000	1,214,228
3.88%, 10/01/2032	2,750,000	2,718,230
Judith Basin County K-12 School District No 12 Stanford
5.00%, 07/01/2041 (Callable 07/01/2033)	465,000	492,250
5.00%, 07/01/2043 (Callable 07/01/2033)	300,000	315,437
5.25%, 07/01/2048 (Callable 07/01/2033)	450,000	478,188
Montana Board of Housing
3.60%, 12/01/2030 (Callable 04/22/2025)	275,000	273,726
3.75%, 12/01/2038 (Callable 12/01/2027)	285,000	267,820
4.00%, 06/01/2049 (Callable 12/01/2027)	510,000	510,743
4.60%, 12/01/2049 (Callable 06/01/2033)	2,500,000	2,452,904
6.00%, 12/01/2053 (Callable 12/01/2032)	2,110,000	2,263,889
4.65%, 06/01/2054 (Callable 06/01/2033)	2,000,000	1,966,237
6.25%, 06/01/2054 (Callable 12/01/2032)	1,700,000	1,841,988
Montana Facility Finance Authority
5.00%, 06/01/2026 (Callable 05/02/2025)	765,000	765,880
5.00%, 06/01/2029 (Callable 05/02/2025)	715,000	715,733
5.00%, 06/01/2033 (Callable 06/01/2028)	310,000	320,950
4.00%, 01/01/2037 (Callable 01/01/2030)	700,000	687,651
Yellowstone and Carbon Counties School District No 7-70 Laurel, 5.00%, 07/01/2027	740,000	772,544
		19,283,412

Nebraska - 0.5%
Central Plains Energy Project, 5.00%, 05/01/2054 (Callable 08/01/2029) (a)	7,200,000	7,512,841
City of Fremont NE Combined Utility System Revenue, 1.75%, 07/15/2034 (Callable 07/08/2028)	3,000,000	2,333,984
County of Douglas NE, 5.00%, 07/01/2036 (Callable 07/01/2027)	200,000	204,963
Cozad City School District, 4.00%, 06/15/2037 (Callable 05/17/2027)	500,000	499,591
Douglas County Hospital Authority No 2, 5.00%, 05/15/2029 (Callable 05/02/2025)	2,125,000	2,125,689
Nebraska Investment Finance Authority
3.50%, 09/01/2036 (Callable 05/02/2025)	275,000	254,831
3.50%, 09/01/2046 (Callable 05/02/2025)	35,000	34,906
5.50%, 03/01/2052 (Callable 03/01/2032)	4,000,000	4,216,252
Omaha Airport Authority, 5.00%, 12/15/2028 (Callable 12/15/2026) (d)	550,000	561,769
Village of Boys Town NE, 3.00%, 09/01/2028	2,125,000	2,091,631
		19,836,457

Nevada - 0.5%
Carson City NV
5.00%, 09/01/2031 (Callable 09/01/2027)	505,000	515,928
5.00%, 09/01/2033 (Callable 09/01/2027)	1,520,000	1,547,873
Clark County School District, 5.00%, 06/15/2032 (Callable 06/15/2027)	450,000	467,525
County of Clark NV, 3.75%, 01/01/2036 (a)	1,500,000	1,499,263
County of Washoe NV
3.63%, 03/01/2036 (a)	4,015,000	3,999,658
3.63%, 03/01/2036 (a)	1,000,000	996,179
County of Washoe NV Gas Tax Revenue, 5.00%, 02/01/2042 (Callable 02/01/2029)	1,430,000	1,476,429
Las Vegas Redevelopment Agency
5.00%, 06/15/2027 (Callable 06/15/2026)	1,210,000	1,227,206
5.00%, 06/15/2029 (Callable 06/15/2026)	200,000	202,165
3.00%, 06/15/2032 (Callable 06/15/2026)	1,000,000	887,720
Las Vegas Valley Water District, 3.25%, 06/01/2036 (Callable 06/01/2028)	2,600,000	2,399,366
Nevada Housing Division
4.00%, 04/01/2049 (Callable 10/01/2028)	910,000	912,165
7.50%, 04/01/2049 (Callable 10/01/2033)	2,000,000	2,432,899
4.00%, 10/01/2049 (Callable 10/01/2028)	185,000	185,673
Nevada Rural Housing Authority, 6.00%, 11/01/2055 (Callable 05/01/2033)	3,400,000	3,721,181
		22,471,230

New Hampshire - 0.8%
New Hampshire Business Finance Authority
5.38%, 12/15/2035 (Callable 06/15/2026) (b)	10,000,000	10,007,809
4.00%, 10/20/2036	2,900,614	2,814,339
4.00%, 12/01/2040 (Callable 06/01/2033)	630,000	613,581
4.17%, 01/20/2041	5,000,000	4,833,673
4.16%, 10/20/2041 (a)	1,991,979	1,872,198
New Hampshire Health and Education Facilities Authority Act
5.00%, 10/01/2032 (Callable 10/01/2027)	275,000	283,733
5.00%, 07/01/2036 (Callable 07/01/2027)	1,025,000	1,052,308
3.30%, 06/01/2038 (Callable 05/01/2027) (a)	6,750,000	6,768,584
5.00%, 10/01/2038 (Callable 10/01/2026)	1,000,000	996,740
New Hampshire Housing Finance Authority, 6.00%, 01/01/2055 (Callable 07/01/2032)	4,995,000	5,354,974
		34,597,939

New Jersey - 1.9%
Atlantic City Board of Education, 3.40%, 08/15/2027 (b)	3,293,000	3,292,333
Camden County Improvement Authority, 5.00%, 03/01/2027 (Callable 03/01/2026) (a)	3,000,000	3,047,948
Gloucester County Improvement Authority, 5.00%, 07/01/2044 (Callable 01/01/2032)	855,000	891,714
Jersey City Municipal Utilities Authority, 5.00%, 05/01/2025	4,550,000	4,556,118
Madison Borough Board of Education
1.00%, 08/15/2026	2,852,000	2,763,012
1.00%, 08/15/2027	2,850,000	2,688,026
New Jersey Economic Development Authority, 3.13%, 07/01/2029 (Callable 07/01/2027)	90,000	86,133
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2025 (d)	1,850,000	1,871,561
5.00%, 12/01/2026 (d)	2,000,000	2,046,228
5.00%, 12/01/2027 (d)	375,000	388,092
New Jersey Housing & Mortgage Finance Agency
4.50%, 10/01/2048 (Callable 10/01/2027)	1,715,000	1,735,460
4.75%, 10/01/2050 (Callable 04/01/2028)	190,000	192,879
5.00%, 10/01/2053 (Callable 04/01/2031)	2,215,000	2,285,383
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026	6,410,000	6,073,671
0.00%, 12/15/2027	3,015,000	2,769,622
0.00%, 12/15/2027	1,360,000	1,250,980
0.00%, 12/15/2027	820,000	751,661
5.00%, 06/15/2029 (Callable 06/15/2026)	1,465,000	1,493,689
0.00%, 12/15/2029	12,590,000	10,763,176
5.00%, 06/15/2031 (Callable 06/15/2026)	2,000,000	2,030,627
5.00%, 06/15/2033	12,500,000	13,792,202
4.00%, 06/15/2035 (Callable 12/15/2030)	1,455,000	1,448,760
4.00%, 12/15/2037 (Callable 12/15/2028)	500,000	490,942
0.00%, 12/15/2038	5,145,000	2,900,105
New Jersey Turnpike Authority
5.00%, 01/01/2027	2,500,000	2,590,952
5.00%, 01/01/2045 (Callable 01/01/2034)	5,515,000	5,848,871
Newark Housing Authority, 5.00%, 01/01/2032	525,000	552,303
South Jersey Transportation Authority, 5.00%, 11/01/2041 (Callable 11/01/2030)	2,350,000	2,425,901
Township of Clark NJ, 2.50%, 10/01/2031 (Callable 10/01/2026)	500,000	449,520
		81,477,869

New Mexico - 0.7%
City of Albuquerque NM Gross Receipts Tax Revenue, 5.00%, 07/01/2037 (Callable 07/01/2033)	760,000	830,850
City of Farmington NM, 3.88%, 06/01/2040 (a)	1,500,000	1,501,008
Loving Municipal School District No 10
5.00%, 09/15/2025	500,000	504,685
5.00%, 09/15/2026	500,000	513,915
New Mexico Finance Authority, 8.25%, 12/01/2045 (Callable 12/01/2029) (b)(d)	3,125,000	3,124,338
New Mexico Institute of Mining & Technology
4.00%, 12/01/2028	300,000	306,062
4.00%, 12/01/2029	335,000	341,173
New Mexico Mortgage Finance Authority
3.50%, 09/01/2041 (Callable 03/01/2026)	460,000	392,287
5.00%, 02/01/2042 (Callable 05/02/2025) (a)	2,458,000	2,464,337
5.00%, 02/01/2042 (Callable 05/02/2025) (a)	2,000,000	2,005,156
3.70%, 09/01/2042 (Callable 03/01/2027)	1,485,000	1,280,947
3.60%, 07/01/2044 (Callable 07/01/2028)	935,000	804,963
4.60%, 09/01/2049 (Callable 03/01/2033)	1,955,000	1,916,286
3.50%, 07/01/2050 (Callable 01/01/2029)	495,000	493,003
2.80%, 09/01/2052 (Callable 03/01/2031)	3,945,000	2,618,639
5.25%, 03/01/2053 (Callable 03/01/2032)	2,955,000	3,096,861
New Mexico Municipal Energy Acquisition Authority, 5.00%, 06/01/2054 (Callable 08/01/2030) (a)	4,275,000	4,516,309
New Mexico State University, 4.00%, 04/01/2035 (Callable 04/01/2027)	520,000	521,120
Silver City Consolidated School District No 1, 6.00%, 08/01/2036 (Callable 08/01/2034)	420,000	486,129
Village of Los Ranchos de Albuquerque NM
4.00%, 09/01/2025	150,000	150,403
5.00%, 09/01/2026	150,000	153,415
5.00%, 09/01/2030	125,000	134,098
		28,155,984

New York - 2.8%
Albany County Airport Authority, 5.00%, 12/15/2025 (d)	1,000,000	1,011,475
Albany County Capital Resource Corp., 3.10%, 07/01/2030	755,000	702,768
Amherst Industrial Development Agency, 3.90%, 04/01/2026 (Callable 04/01/2025) (a)	4,350,000	4,350,000
BluePath TE Trust, 2.75%, 09/01/2026 (Callable 05/02/2025) (b)	994,500	990,082
City of Long Beach NY, 5.25%, 07/15/2042 (Callable 07/15/2030)	1,800,000	1,878,420
City of Mount Vernon NY, 5.50%, 05/30/2025 (b)	2,000,000	2,003,157
City of New York NY, 5.25%, 10/01/2043 (Callable 10/01/2032)	1,200,000	1,279,226
Clinton County Capital Resource Corp., 4.00%, 07/01/2034 (b)	7,635,000	7,510,231
Dutchess County Local Development Corp., 5.00%, 07/01/2027 (Callable 07/01/2026)	2,125,000	2,156,296
Hudson Yards Infrastructure Corp., 5.00%, 02/15/2042 (Callable 02/15/2027)	4,000,000	4,081,342
Huntington Local Development Corp., 4.00%, 07/01/2027	895,000	871,697
Monroe County Industrial Development Corp., 4.84%, 11/01/2040	4,933,453	5,029,807
New York City Housing Development Corp.
1.80%, 11/01/2031 (Callable 02/01/2029)	1,610,000	1,338,914
2.25%, 11/01/2041 (Callable 05/01/2029)	2,000,000	1,428,696
3.40%, 11/01/2062 (Callable 05/01/2025) (a)	6,280,000	6,280,544
3.40%, 11/01/2064 (Callable 12/01/2027) (a)	5,000,000	4,994,510
New York City Transitional Finance Authority, 5.00%, 08/01/2034 (Callable 08/01/2026)	650,000	661,942
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 08/01/2038 (Callable 08/01/2028)	1,295,000	1,341,002
4.00%, 05/01/2039 (Callable 11/01/2030)	1,000,000	981,341
5.50%, 11/01/2045 (Callable 11/01/2032)	4,945,000	5,333,202
New York State Dormitory Authority
5.00%, 05/01/2026	1,250,000	1,271,180
5.25%, 05/01/2027	175,000	182,165
5.25%, 05/01/2028	200,000	211,606
5.00%, 05/01/2029	1,530,000	1,625,283
5.25%, 05/01/2029	225,000	241,142
5.00%, 02/15/2031 (Callable 08/15/2027)	730,000	760,511
5.00%, 03/15/2035 (Callable 03/15/2027)	890,000	914,803
5.00%, 03/15/2036 (Callable 09/15/2028)	1,345,000	1,408,854
5.00%, 07/01/2039 (Callable 07/01/2026)	2,750,000	2,775,845
5.00%, 03/15/2040 (Callable 03/15/2029)	3,275,000	3,397,970
5.00%, 03/15/2041 (Callable 03/15/2029)	2,965,000	3,066,646
5.00%, 02/15/2042 (Callable 08/15/2027)	6,000,000	6,164,908
5.00%, 03/15/2043 (Callable 03/15/2027)	4,000,000	4,055,600
5.00%, 02/15/2048 (Callable 02/15/2030)	1,925,000	1,977,929
New York State Housing Finance Agency
5.00%, 12/15/2049 (Callable 12/15/2031)	1,000,000	1,030,111
3.35%, 06/15/2054 (Callable 04/15/2027) (a)	1,500,000	1,499,582
0.65%, 11/01/2056 (Callable 04/22/2025) (a)	2,135,000	2,098,306
1.00%, 11/01/2061 (Callable 04/22/2025) (a)	950,000	905,398
3.60%, 11/01/2062 (Callable 06/01/2025) (a)	2,305,000	2,306,149
New York Transportation Development Corp.
5.00%, 12/01/2031 (Callable 12/01/2030)	1,250,000	1,339,351
5.50%, 06/30/2038 (Callable 06/30/2031) (d)	2,650,000	2,829,434
5.50%, 06/30/2041 (Callable 06/30/2031) (d)	1,700,000	1,793,731
Onondaga Civic Development Corp.
3.38%, 10/01/2026 (Callable 10/01/2025)	80,000	77,086
5.00%, 10/01/2040 (Callable 10/01/2025)	240,000	205,709
Port Authority of New York & New Jersey, 3.00%, 10/01/2028 (d)	5,000,000	4,849,503
Town of Indian Lake NY, 4.75%, 05/08/2025	4,500,000	4,505,983
Town of Watertown NY, 5.25%, 04/09/2026 (Callable 09/10/2025)	3,830,000	3,850,128
Triborough Bridge & Tunnel Authority, 5.00%, 11/15/2036 (Callable 05/15/2027)	2,000,000	2,053,127
Utility Debt Securitization Authority, 5.00%, 12/15/2038 (Callable 12/15/2027)	2,875,000	2,972,486
Westchester County Local Development Corp., 5.75%, 11/01/2048 (Callable 11/01/2033)	1,640,000	1,788,748
		116,383,926

North Carolina - 1.2%
Cape Fear Public Utility Authority, 4.00%, 08/01/2032 (Callable 08/01/2026)	2,625,000	2,632,577
Charlotte-Mecklenburg Hospital Authority, 5.00%, 01/15/2050 (a)	1,980,000	2,104,604
City of Monroe NC Enterprise System Revenue, 5.00%, 03/01/2043 (Callable 03/01/2027)	305,000	308,065
Fayetteville State University, 5.00%, 04/01/2043 (Callable 04/01/2031)	1,250,000	1,269,872
Inlivian
4.00%, 04/01/2025	7,500,000	7,500,000
5.00%, 06/01/2043 (Callable 12/01/2025) (a)	9,000,000	9,106,283
North Carolina Housing Finance Agency
4.20%, 07/01/2040 (Callable 07/01/2032)	1,990,000	1,975,848
4.00%, 07/01/2047 (Callable 01/01/2027)	210,000	210,309
3.75%, 07/01/2052 (Callable 01/01/2031)	2,885,000	2,886,060
5.75%, 01/01/2054 (Callable 07/01/2032)	1,900,000	2,020,889
6.25%, 01/01/2056 (Callable 07/01/2033)	5,000,000	5,582,424
North Carolina Medical Care Commission, 5.00%, 01/01/2038 (Callable 01/01/2026)	1,090,000	1,106,052
North Carolina Turnpike Authority, 4.00%, 01/01/2041 (Callable 01/01/2029)	1,105,000	1,057,594
Raleigh Housing Authority, 5.00%, 10/01/2026 (a)	3,500,000	3,529,517
Town of Morehead City NC, 4.05%, 01/01/2028 (a)	3,500,000	3,548,968
University of North Carolina at Chapel Hill, 3.56% (SOFR + 0.65%), 12/01/2041 (Callable 04/22/2025)	5,000,000	4,999,088
		49,838,150

North Dakota - 1.0%
City of Fargo ND
5.00%, 12/01/2039 (Callable 12/01/2034)	715,000	768,087
5.00%, 12/01/2040 (Callable 12/01/2034)	1,220,000	1,296,573
5.00%, 12/01/2041 (Callable 12/01/2034)	970,000	1,023,943
City of Horace ND
5.00%, 05/01/2026	450,000	457,376
4.85%, 08/01/2026 (Callable 08/01/2025)	1,000,000	1,000,565
3.00%, 05/01/2029 (Callable 05/01/2027)	430,000	397,693
3.00%, 05/01/2030 (Callable 05/01/2027)	425,000	385,371
3.00%, 05/01/2031 (Callable 05/01/2027)	380,000	337,729
5.00%, 05/01/2031	555,000	583,549
5.00%, 05/01/2032	585,000	616,953
5.00%, 05/01/2033 (Callable 05/01/2031)	630,000	658,401
5.25%, 05/01/2035 (Callable 05/01/2032)	3,300,000	3,425,420
3.00%, 05/01/2037 (Callable 05/01/2026)	2,495,000	1,949,404
5.00%, 05/01/2038 (Callable 05/01/2031)	2,645,000	2,714,914
4.75%, 05/01/2044 (Callable 05/01/2033)	1,500,000	1,465,647
5.00%, 05/01/2048 (Callable 05/01/2031)	250,000	248,900
6.00%, 05/01/2049 (Callable 05/01/2032)	3,000,000	3,118,961
City of Mayville ND
3.75%, 08/01/2025 (Callable 05/02/2025)	765,000	760,993
5.25%, 05/01/2038 (Callable 05/01/2031)	2,000,000	2,018,181
City of Williston ND, 5.00%, 05/01/2028 (Callable 05/02/2025)	480,000	469,458
North Dakota Housing Finance Agency
3.15%, 07/01/2026	1,120,000	1,118,770
3.00%, 07/01/2034 (Callable 07/01/2028)	90,000	81,360
4.30%, 07/01/2039 (Callable 07/01/2033)	2,900,000	2,895,591
3.65%, 07/01/2042 (Callable 01/01/2032)	500,000	434,639
5.00%, 07/01/2042 (Callable 07/01/2033)	1,500,000	1,562,198
3.50%, 07/01/2046 (Callable 01/01/2026)	250,000	249,441
4.00%, 01/01/2050 (Callable 07/01/2028)	625,000	628,634
5.75%, 01/01/2054 (Callable 07/01/2032)	3,685,000	3,924,786
North Dakota Public Finance Authority, 5.25%, 06/01/2030 (Callable 06/01/2025)	1,590,000	1,595,405
State Board of Higher Education of the State of North Dakota
5.00%, 04/01/2028	100,000	105,098
4.00%, 04/01/2037 (Callable 04/01/2029)	400,000	395,009
Williston Basin School District No 7
5.00%, 08/01/2037 (Callable 08/01/2032)	1,905,000	2,041,636
4.00%, 08/01/2041 (Callable 08/01/2032)	2,250,000	2,112,083
		40,842,768

Ohio - 3.1%
Akron Bath Copley Joint Township Hospital District
5.00%, 11/15/2026	600,000	618,929
5.00%, 11/15/2032 (Callable 11/15/2030)	1,545,000	1,616,587
American Municipal Power, Inc.
4.50%, 06/19/2025	2,000,000	2,004,497
5.00%, 02/15/2046 (Callable 02/15/2026)	1,075,000	1,081,551
City of Akron OH Income Tax Revenue, 4.00%, 12/01/2032 (Callable 12/01/2029)	5,000	5,111
City of Kirtland OH, 4.50%, 04/17/2025	3,147,000	3,148,824
City of Lorain OH, 5.13%, 07/10/2025	1,232,000	1,237,796
City of Louisville OH, 4.38%, 06/25/2025	2,700,000	2,705,984
City of Middleburg Heights OH, 5.00%, 08/01/2033 (Callable 08/01/2031)	645,000	681,622
City of Middletown OH, 4.63%, 06/26/2025	2,550,000	2,556,869
City of North Olmsted OH, 5.00%, 06/25/2025	2,850,000	2,860,405
City of Parma Heights OH, 4.63%, 06/26/2025	925,000	927,536
Cleveland-Cuyahoga County Port Authority
5.00%, 07/01/2034 (Callable 07/01/2031)	400,000	429,276
5.00%, 07/01/2036 (Callable 07/01/2031)	600,000	639,071
4.00%, 07/01/2038 (Callable 07/01/2031)	500,000	497,077
5.00%, 08/01/2039 (Callable 05/02/2025)	2,260,000	2,259,824
Columbus Metropolitan Housing Authority, 5.00%, 06/01/2034 (Callable 06/01/2031)	2,450,000	2,565,115
Columbus Regional Airport Authority
5.00%, 01/01/2042 (Callable 01/01/2035)	1,000,000	1,064,206
5.00%, 01/01/2043 (Callable 01/01/2035)	1,100,000	1,166,742
Columbus-Franklin County Finance Authority
2.00%, 11/15/2031	630,000	542,899
2.13%, 05/15/2034 (Callable 11/15/2031)	2,410,000	1,969,894
3.82%, 11/15/2036 (Callable 05/02/2025)	370,000	350,725
4.00%, 11/15/2038 (Callable 05/02/2025)	305,000	283,652
3.00%, 05/15/2045 (Callable 11/15/2031)	610,000	444,246
5.00%, 07/01/2045 (Callable 10/01/2026) (a)	500,000	512,938
4.00%, 05/15/2049 (Callable 05/15/2029)	2,105,000	1,941,615
Copley-Fairlawn City School District
5.00%, 12/01/2036 (Callable 06/01/2028)	375,000	390,421
5.00%, 12/01/2037 (Callable 06/01/2028)	300,000	311,135
5.00%, 12/01/2038 (Callable 06/01/2028)	260,000	268,939
5.00%, 12/01/2039 (Callable 06/01/2028)	430,000	443,943
5.00%, 12/01/2040 (Callable 06/01/2028)	275,000	283,787
County of Butler OH, 5.00%, 11/15/2031 (Callable 11/15/2027)	225,000	227,194
County of Hamilton OH, 5.00%, 09/15/2032 (Callable 03/15/2030)	695,000	717,232
County of Hamilton OH Sewer System Revenue
5.00%, 12/01/2030	1,250,000	1,382,039
5.00%, 12/01/2031	250,000	278,443
5.00%, 12/01/2032	450,000	505,684
County of Lorain OH
5.00%, 12/01/2031 (Callable 05/02/2025)	480,000	480,791
3.00%, 12/01/2036 (Callable 12/01/2025)	400,000	353,864
County of Medina OH, 3.00%, 12/01/2037 (Callable 06/01/2026)	545,000	478,570
County of Montgomery OH
5.00%, 09/01/2035 (Callable 09/01/2034)	650,000	697,189
5.00%, 09/01/2036 (Callable 09/01/2034)	650,000	693,948
4.00%, 08/01/2037 (Callable 02/01/2031)	400,000	395,458
5.00%, 08/01/2039 (Callable 02/01/2031)	825,000	859,905
5.00%, 09/01/2039 (Callable 09/01/2034)	1,050,000	1,101,144
5.25%, 09/01/2040 (Callable 09/01/2034)	1,000,000	1,062,899
5.25%, 09/01/2041 (Callable 09/01/2034)	985,000	1,040,073
5.25%, 09/01/2044 (Callable 09/01/2034)	1,000,000	1,042,931
County of Van Wert OH, 6.13%, 12/01/2049 (Callable 12/01/2029)	2,930,000	3,236,484
Cuyahoga Metropolitan Housing Authority
4.00%, 06/01/2026 (a)	3,012,000	3,014,812
4.75%, 12/01/2027 (a)	2,280,000	2,301,173
Delaware County Finance Authority, 5.38%, 12/01/2038 (Callable 12/01/2034)	3,000,000	2,944,506
Euclid City School District, 4.00%, 12/01/2037 (Callable 06/01/2027)	160,000	154,252
Euclid Public Library
5.00%, 12/01/2040 (Callable 06/01/2029)	1,060,000	1,096,764
5.00%, 12/01/2045 (Callable 06/01/2029)	625,000	641,160
5.00%, 12/01/2049 (Callable 06/01/2029)	400,000	407,241
5.00%, 12/01/2053 (Callable 06/01/2029)	650,000	658,855
FHLMC Multifamily VRD Certificates, 2.55%, 06/15/2035	4,165,000	3,628,022
Franklin County Convention Facilities Authority, 5.00%, 12/01/2032 (Callable 12/01/2029)	500,000	532,950
Hillsdale Local School District, 4.00%, 12/01/2030 (Callable 06/01/2030)	600,000	617,741
Licking Heights Local School District, 6.40%, 12/01/2028	595,000	630,495
North Ridgeville City School District
5.00%, 12/01/2044 (Callable 06/01/2029)	1,000,000	1,026,211
5.00%, 12/01/2047 (Callable 06/01/2029)	1,300,000	1,330,521
5.25%, 12/01/2054 (Callable 06/01/2029)	2,925,000	3,014,158
Ohio Air Quality Development Authority
3.20%, 05/01/2026	2,750,000	2,740,020
3.25%, 09/01/2029	1,000,000	975,776
4.00%, 09/01/2030 (a)	5,000,000	5,046,314
4.00%, 01/01/2034 (a)	2,000,000	2,016,862
2.40%, 12/01/2038 (Callable 05/02/2025) (a)	2,865,000	2,659,031
Ohio Higher Educational Facility Commission
5.00%, 05/01/2026	200,000	203,819
5.00%, 05/01/2027 (Callable 05/01/2026)	610,000	620,390
5.00%, 05/01/2028 (Callable 05/01/2026)	475,000	482,973
Ohio Housing Finance Agency
5.00%, 12/01/2026 (a)	1,665,000	1,683,841
5.00%, 06/01/2027 (Callable 06/01/2026) (a)	2,400,000	2,448,781
6.00%, 03/01/2029	355,000	393,420
6.00%, 09/01/2029	485,000	542,168
6.00%, 03/01/2031	410,000	468,942
6.00%, 09/01/2031	215,000	248,218
6.00%, 03/01/2033	100,000	116,902
6.00%, 09/01/2033	100,000	117,368
6.00%, 03/01/2034	95,000	111,565
3.20%, 09/01/2036 (Callable 09/01/2025)	585,000	516,247
2.90%, 09/01/2045 (Callable 03/01/2029)	3,010,000	2,233,486
4.00%, 03/01/2047 (Callable 09/01/2025)	150,000	150,328
7.00%, 03/01/2049 (Callable 09/01/2033)	800,000	936,487
Ohio Turnpike & Infrastructure Commission
5.70%, 02/15/2034 (Callable 02/15/2031)	2,350,000	2,646,375
5.80%, 02/15/2036 (Callable 02/15/2031)	410,000	459,277
Ohio Water Development Authority Water Pollution Control Loan Fund
5.00%, 12/01/2040 (Callable 06/01/2030)	700,000	739,085
2.50%, 12/01/2054 (Callable 04/01/2025) (a)	2,000,000	2,000,000
Port of Greater Cincinnati Development Authority
5.00%, 12/01/2030	235,000	252,582
5.00%, 12/01/2032	575,000	625,728
5.00%, 12/01/2033	400,000	435,366
5.00%, 12/01/2035 (Callable 06/01/2034)	440,000	481,950
5.00%, 12/01/2038 (Callable 06/01/2034)	355,000	379,806
5.00%, 12/01/2042 (Callable 06/01/2034)	470,000	491,468
5.00%, 12/01/2043 (Callable 06/01/2034)	250,000	260,305
5.00%, 12/01/2044 (Callable 06/01/2034)	545,000	566,322
4.38%, 12/01/2058 (Callable 06/01/2034)	1,000,000	953,759
Richmond Heights Local School District, 5.00%, 12/01/2038 (Callable 12/01/2028)	300,000	310,152
Stark County Library District/OH, 5.25%, 12/01/2049 (Callable 12/01/2033)	690,000	725,958
State of Ohio
5.00%, 11/15/2035 (Callable 11/15/2030)	605,000	624,071
5.00%, 12/31/2035 (Callable 06/30/2025) (d)	9,515,000	9,541,258
4.00%, 11/15/2036 (Callable 11/15/2030)	635,000	604,018
2.75%, 01/01/2052 (a)	2,265,000	2,218,957
Summit County Development Finance Authority, 5.50%, 12/01/2043 (Callable 12/01/2033)	1,000,000	1,062,351
Tolles Career & Technical Center, 5.25%, 12/01/2049 (Callable 12/01/2031)	2,500,000	2,592,841
Township of Miami OH/Montgomery County, 3.00%, 12/01/2033 (Callable 12/01/2029)	80,000	75,157
Triway Local School District, 4.00%, 12/01/2038 (Callable 12/01/2028)	1,580,000	1,541,747
Village of Bluffton OH
5.00%, 12/01/2026	1,890,000	1,943,095
5.00%, 12/01/2027	1,340,000	1,398,531
Village of Johnstown OH, 4.00%, 12/01/2034 (Callable 05/02/2025)	565,000	557,794
		130,564,816

Oklahoma - 1.5%
Caddo County Educational Facilities Authority
5.00%, 09/01/2031	1,025,000	1,081,998
5.00%, 09/01/2032	500,000	528,286
Canadian County Educational Facilities Authority, 5.25%, 09/01/2034 (Callable 09/01/2033)	6,095,000	6,766,905
Chouteau Educational Facilities Authority
4.00%, 09/01/2032	700,000	683,377
4.00%, 09/01/2034	240,000	228,743
Cleveland County Home Loan Authority
4.45%, 07/01/2044 (Callable 07/01/2034)	700,000	683,351
4.60%, 07/01/2049 (Callable 07/01/2034)	500,000	490,040
4.70%, 07/01/2055 (Callable 07/01/2034)	1,000,000	992,724
Creek County Educational Facilities Authority, 5.00%, 09/01/2041 (Callable 09/01/2034)	1,885,000	1,992,580
Creek County Public Facilities Authority, 5.00%, 08/01/2041 (Callable 08/01/2032)	1,775,000	1,842,437
Garfield County Educational Facilities Authority, 5.00%, 09/01/2030 (Callable 09/01/2026)	3,165,000	3,233,409
Grand River Dam Authority, 5.00%, 06/01/2032 (Callable 12/01/2026)	2,210,000	2,271,357
Kingston Economic Development Authority, 5.00%, 08/20/2025	375,000	377,482
McClain County Economic Development Authority
5.25%, 09/01/2037 (Callable 09/01/2034)	1,350,000	1,464,595
5.25%, 09/01/2038 (Callable 09/01/2034)	1,470,000	1,587,033
5.25%, 09/01/2039 (Callable 09/01/2034)	1,420,000	1,524,945
Muskogee Industrial Trust, 4.00%, 09/01/2033 (Callable 09/01/2029)	5,415,000	5,241,417
Oklahoma City Zoological Trust OK Sales Tax Revenue, 4.00%, 06/01/2036 (Callable 06/01/2031)	940,000	949,140
Oklahoma County Finance Authority
5.00%, 10/01/2037 (Callable 10/01/2034)	1,000,000	1,095,866
5.00%, 10/01/2038 (Callable 10/01/2034)	1,000,000	1,089,734
5.00%, 10/01/2039 (Callable 10/01/2034)	1,000,000	1,082,927
5.00%, 10/01/2040 (Callable 10/01/2034)	1,500,000	1,618,883
5.00%, 10/01/2041 (Callable 10/01/2034)	2,000,000	2,144,115
Oklahoma Housing Finance Agency
3.50%, 03/01/2031	200,000	196,440
5.00%, 09/01/2031	360,000	389,552
5.00%, 09/01/2032	155,000	168,210
3.70%, 09/01/2033 (Callable 03/01/2031)	350,000	344,980
5.00%, 09/01/2033 (Callable 03/01/2033)	360,000	388,958
3.75%, 09/01/2034 (Callable 03/01/2031)	395,000	387,853
3.00%, 09/01/2039 (Callable 03/01/2028)	130,000	108,988
5.00%, 03/01/2052 (Callable 03/01/2031)	2,435,000	2,512,523
6.50%, 09/01/2054 (Callable 09/01/2032)	1,210,000	1,347,172
Oklahoma Turnpike Authority
5.00%, 01/01/2037 (Callable 01/01/2026)	400,000	405,698
5.00%, 01/01/2040 (Callable 01/01/2036) (e)	1,500,000	1,610,584
5.00%, 01/01/2041 (Callable 01/01/2036) (e)	1,500,000	1,594,074
5.50%, 01/01/2053 (Callable 01/01/2032)	5,000,000	5,347,362
Okmulgee County Educational Facilities Authority, 4.00%, 09/01/2035 (Callable 09/01/2034)	5,250,000	4,971,382
Pottawatomie County Facilities Authority, 4.00%, 09/01/2026	660,000	664,364
Tulsa County Independent School District No 9 Union, 0.05%, 04/01/2026	1,000,000	969,363
University of Oklahoma
5.00%, 07/01/2033 (Callable 07/01/2025)	1,500,000	1,505,740
4.00%, 07/01/2034 (Callable 07/01/2026)	1,820,000	1,787,432
		63,672,019

Oregon - 1.1%
Astoria Hospital Facilities Authority, 5.00%, 08/01/2034 (Callable 02/01/2034)	5,055,000	5,471,895
City of Eugene OR Electric Utility System Revenue, 5.00%, 08/01/2049 (Callable 08/01/2034)	1,250,000	1,314,604
City of Portland OR Sewer System Revenue, 4.50%, 05/01/2032 (Callable 05/01/2026)	4,635,000	4,690,052
Clackamas Community College District, 5.00%, 06/15/2039 (Callable 06/15/2027)	500,000	513,769
Clackamas County School District No 12 North Clackamas, 5.00%, 06/15/2037 (Callable 06/15/2028)	775,000	807,598
County of Crook OR
0.00%, 06/01/2032	1,045,000	1,031,516
0.00%, 06/01/2034 (Callable 06/01/2032)	1,345,000	1,317,923
0.00%, 06/01/2035 (Callable 06/01/2032)	1,510,000	1,474,853
Curry Health District
5.00%, 01/01/2029	555,000	580,698
5.00%, 01/01/2030	540,000	569,424
5.00%, 01/01/2031	625,000	663,195
Hillsboro School District No 1J, 5.00%, 06/15/2037 (Callable 06/15/2027)	2,000,000	2,058,070
Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow, 0.00%, 06/15/2031 (Callable 06/15/2029)	110,000	85,442
Multnomah County School District No 40, 0.00%, 06/15/2035 (Callable 06/15/2033)	1,000,000	655,811
Oregon State Business Development Commission, 3.80%, 12/01/2040 (Callable 02/01/2028) (a)	1,000,000	1,008,648
Oregon State Facilities Authority
5.00%, 10/01/2027	125,000	128,922
5.00%, 10/01/2032 (Callable 10/01/2026)	1,800,000	1,817,836
4.13%, 06/01/2052 (Callable 06/01/2032)	600,000	532,797
Port of Morrow OR, 5.15%, 10/01/2026 (Callable 10/01/2025) (b)	10,250,000	10,258,457
Port of Portland OR Airport Revenue, 5.00%, 07/01/2034 (Callable 07/01/2025)	1,170,000	1,173,091
Salem Hospital Facility Authority
5.00%, 05/15/2025	130,000	130,124
5.00%, 05/15/2026	400,000	404,010
5.00%, 05/15/2035 (Callable 05/15/2026)	500,000	506,746
State of Oregon Housing & Community Services Department
2.90%, 07/01/2043 (Callable 07/01/2027)	3,000,000	2,233,689
6.50%, 07/01/2054 (Callable 07/01/2032)	5,000,000	5,540,608
Umatilla County School District No. 6R, 5.00%, 06/15/2035 (Callable 06/15/2027)	540,000	555,683
Washington County School District No 13 Banks
0.00%, 06/15/2030	485,000	399,840
0.00%, 06/15/2031	500,000	394,808
0.00%, 06/15/2032	400,000	301,973
		46,622,082

Pennsylvania - 4.6%
Adams County General Authority, 5.00%, 06/01/2054 (Callable 06/01/2032)	1,870,000	1,843,533
Allegheny County Higher Education Building Authority
5.00%, 09/01/2025	450,000	451,046
5.00%, 09/01/2026	400,000	398,969
5.00%, 09/01/2027	500,000	501,430
Allegheny County Sanitary Authority, 5.00%, 12/01/2043 (Callable 12/01/2032)	1,250,000	1,324,781
Allentown City School District, 5.00%, 06/01/2034 (Callable 06/01/2026)	1,710,000	1,740,137
Bloomsburg Area School District, 4.00%, 09/01/2030 (Callable 05/02/2025)	250,000	250,009
Bucks County Industrial Development Authority
5.00%, 07/01/2026	475,000	475,052
5.00%, 07/01/2027	475,000	486,457
Chester County Industrial Development Authority
5.00%, 03/01/2027 (Callable 09/01/2026)	2,050,000	2,082,188
5.00%, 08/01/2045 (Callable 05/02/2025)	750,000	702,570
Chester County School Authority
5.00%, 04/01/2037 (Callable 04/01/2031)	650,000	697,099
5.00%, 04/01/2038 (Callable 04/01/2031)	1,000,000	1,067,308
City of Erie Higher Education Building Authority
5.00%, 05/01/2031	175,000	180,718
4.00%, 05/01/2036 (Callable 05/01/2031)	575,000	531,829
City of Oil City PA
4.00%, 12/01/2031 (Callable 12/01/2029)	100,000	102,581
4.00%, 12/01/2035 (Callable 12/01/2029)	275,000	276,784
City of Philadelphia PA, 5.00%, 08/01/2036 (Callable 08/01/2027)	3,250,000	3,342,398
Clarion County Industrial Development Authority
5.00%, 07/01/2027	1,255,000	1,300,812
5.00%, 07/01/2028	1,155,000	1,212,532
Coatesville School District, 5.00%, 11/15/2031 (Callable 11/15/2030)	4,395,000	4,693,975
Commonwealth Financing Authority, 4.00%, 06/01/2039 (Callable 06/01/2028)	1,670,000	1,565,655
Dallas Area Municipal Authority, 5.00%, 05/01/2029 (Callable 04/22/2025)	2,855,000	2,855,027
Dauphin County General Authority, 5.00%, 06/01/2029 (Callable 06/01/2026)	690,000	701,862
East Hempfield Township Industrial Development Authority, 5.00%, 12/01/2025	225,000	226,387
Erie Parking Authority, 4.00%, 09/01/2038 (Callable 09/01/2030)	250,000	245,594
Fox Chapel Area School District, 5.00%, 02/01/2039 (Callable 02/01/2027)	3,100,000	3,155,060
Hamburg Area School District
3.00%, 04/01/2034 (Callable 10/01/2026)	1,000,000	932,583
3.00%, 04/01/2036 (Callable 10/01/2026)	1,400,000	1,266,792
Indiana County Industrial Development Authority
5.00%, 05/01/2030	1,040,000	1,097,785
5.00%, 05/01/2032 (Callable 11/01/2031)	920,000	967,637
Lancaster County Convention Center Authority
4.00%, 05/01/2038 (Callable 05/01/2032)	1,645,000	1,651,481
4.38%, 05/01/2042 (Callable 05/01/2032)	1,000,000	994,901
Lancaster County Hospital Authority/PA
5.00%, 11/01/2037 (Callable 11/01/2029)	600,000	623,769
5.00%, 11/01/2040 (Callable 11/01/2029)	3,100,000	3,184,323
Lancaster School District
5.00%, 06/01/2042 (Callable 06/01/2033)	2,500,000	2,632,593
5.00%, 06/01/2043 (Callable 06/01/2033)	2,000,000	2,101,481
Latrobe Industrial Development Authority
5.00%, 03/01/2031	175,000	179,309
5.00%, 03/01/2032 (Callable 03/01/2031)	265,000	270,348
5.00%, 03/01/2033 (Callable 03/01/2031)	290,000	294,297
5.00%, 03/01/2034 (Callable 03/01/2031)	300,000	302,698
Montgomery County Higher Education and Health Authority
5.00%, 09/01/2032 (Callable 09/01/2028)	2,000,000	2,088,409
5.00%, 09/01/2037 (Callable 09/01/2028)	1,000,000	1,031,721
Montgomery County Industrial Development Authority/PA, 3.00%, 11/15/2029 (Callable 05/01/2025) (a)	1,550,000	1,550,000
Moon Area School District, 4.00%, 11/15/2043 (Callable 11/15/2032)	1,000,000	939,496
Old Forge School District, 4.00%, 05/01/2045 (Callable 05/01/2027)	530,000	488,610
Panther Valley School District, 4.00%, 10/15/2033 (Callable 10/15/2028)	185,000	186,492
Pennsylvania Economic Development Financing Authority
5.00%, 06/30/2030 (d)	1,245,000	1,311,954
5.00%, 12/31/2030 (d)	1,000,000	1,054,959
4.00%, 11/15/2034 (Callable 11/15/2027)	1,005,000	999,773
4.20%, 04/01/2049 (a)(d)	3,500,000	3,503,559
5.00%, 03/15/2060 (Callable 09/15/2031) (a)	9,150,000	9,845,358
Pennsylvania Economic Development Financing Authority Parking System Revenue
5.00%, 01/01/2029	500,000	530,713
5.00%, 01/01/2029	100,000	106,143
5.00%, 01/01/2030	500,000	536,469
5.00%, 01/01/2030	155,000	166,305
5.00%, 01/01/2031	510,000	552,116
5.00%, 01/01/2031	160,000	173,213
5.00%, 01/01/2032	1,000,000	1,090,581
5.00%, 01/01/2033 (Callable 01/01/2032)	1,425,000	1,526,865
0.00%, 01/01/2034	3,410,000	2,339,204
0.00%, 01/01/2034	1,680,000	1,172,370
0.00%, 01/01/2039	3,640,000	1,955,550
4.25%, 01/01/2050 (Callable 01/01/2032)	2,000,000	1,880,392
Pennsylvania Higher Educational Facilities Authority
5.00%, 05/01/2035 (Callable 05/01/2026)	4,350,000	4,374,046
5.00%, 07/01/2035 (Callable 07/01/2026)	300,000	282,620
5.00%, 08/15/2042 (Callable 08/15/2027)	1,350,000	1,370,347
Pennsylvania Housing Finance Agency
3.50%, 10/01/2046 (Callable 10/01/2025)	45,000	44,953
4.00%, 10/01/2049 (Callable 10/01/2028)	480,000	480,220
3.50%, 04/01/2051 (Callable 10/01/2029)	1,740,000	1,736,333
4.25%, 10/01/2052 (Callable 04/01/2032)	4,775,000	4,825,239
5.75%, 10/01/2053 (Callable 10/01/2032)	1,107,870	1,173,927
Pennsylvania Turnpike Commission
5.00%, 12/01/2032 (Callable 12/01/2027)	850,000	885,582
5.00%, 12/01/2032 (Callable 12/01/2027)	805,000	835,084
5.00%, 12/01/2035 (Callable 12/01/2027)	2,000,000	2,066,936
0.00%, 12/01/2037 (Callable 12/01/2035)	615,000	582,658
4.75%, 12/01/2037 (Callable 12/01/2026)	600,000	607,705
5.00%, 12/01/2038 (Callable 12/01/2028)	2,480,000	2,576,791
2.84%, 12/01/2039 (Callable 05/01/2025) (a)	3,450,000	3,450,000
5.13%, 12/01/2040 (Callable 06/01/2029)	795,000	831,844
5.00%, 12/01/2044 (Callable 12/01/2029)	5,335,000	5,412,200
5.25%, 12/01/2045 (Callable 12/01/2025)	3,000,000	3,012,739
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, 5.25%, 12/01/2044 (Callable 12/01/2028)	500,000	517,069
Philadelphia Authority for Industrial Development, 5.00%, 07/01/2033 (Callable 07/01/2027)	3,000,000	3,090,499
Philadelphia Gas Works Co.
4.00%, 08/01/2039 (Callable 08/01/2030)	1,250,000	1,237,585
5.25%, 08/01/2041 (Callable 08/01/2034)	2,000,000	2,198,371
5.25%, 08/01/2043 (Callable 08/01/2034)	3,360,000	3,612,295
Pittsburgh Water & Sewer Authority
5.00%, 09/01/2040 (Callable 09/01/2035)	400,000	433,029
5.00%, 09/01/2041 (Callable 09/01/2035)	500,000	535,656
5.00%, 09/01/2042 (Callable 09/01/2035)	595,000	633,145
5.00%, 09/01/2043 (Callable 09/01/2035)	485,000	513,454
Plum Boro School District/PA
5.00%, 05/15/2042 (Callable 05/15/2030)	1,280,000	1,325,969
5.00%, 05/15/2043 (Callable 05/15/2030)	1,345,000	1,390,615
Ridley School District
4.00%, 09/15/2031 (Callable 05/02/2025)	830,000	830,001
4.00%, 11/15/2037 (Callable 11/15/2029)	325,000	318,821
5.00%, 11/15/2044 (Callable 05/15/2032)	1,000,000	1,037,708
5.00%, 11/15/2044 (Callable 05/15/2032)	1,000,000	1,035,232
5.00%, 11/15/2050 (Callable 05/15/2032)	2,595,000	2,650,721
5.00%, 11/15/2050 (Callable 05/15/2032)	885,000	906,160
School District of Philadelphia, 5.00%, 09/01/2032 (Callable 09/01/2025)	575,000	578,950
Scranton School District/PA, 5.00%, 12/01/2034 (Callable 12/01/2027)	650,000	671,610
Sports & Exhibition Authority of Pittsburgh & Allegheny County
5.00%, 12/15/2028 (Callable 12/15/2027)	500,000	524,717
5.00%, 02/01/2031	3,175,000	3,455,394
5.00%, 02/01/2034 (Callable 02/01/2032)	4,000,000	4,292,038
State Public School Building Authority
0.00%, 05/15/2027	160,000	148,596
5.00%, 06/01/2027 (Callable 12/01/2026)	730,000	750,746
0.00%, 05/15/2030	1,780,000	1,474,659
5.00%, 06/01/2031 (Callable 12/01/2026)	6,900,000	7,099,493
5.00%, 06/01/2033 (Callable 12/01/2026)	3,365,000	3,450,708
5.00%, 06/01/2034 (Callable 12/01/2026)	3,825,000	3,907,451
Steel Valley School District
5.00%, 11/01/2040 (Callable 11/01/2034)	765,000	805,350
5.00%, 11/01/2042 (Callable 11/01/2034)	730,000	759,163
Steelton-Highspire School District, 4.00%, 11/15/2032 (Callable 11/15/2029)	1,295,000	1,299,594
Township of Lower Paxton PA, 5.00%, 04/01/2049 (Callable 04/01/2032)	500,000	515,487
Township of Westtown PA
5.00%, 12/15/2042 (Callable 12/15/2029)	975,000	997,804
5.00%, 12/15/2048 (Callable 12/15/2029)	1,470,000	1,491,406
Tulpehocken Area School District, 5.25%, 10/01/2049 (Callable 10/01/2031)	1,000,000	1,032,701
University Area Joint Authority Sewer Revenue
5.00%, 11/01/2037 (Callable 11/01/2029)	1,965,000	2,057,831
5.00%, 11/01/2038 (Callable 11/01/2029)	1,880,000	1,961,425
Upper Darby School District/PA
5.00%, 04/01/2042 (Callable 10/01/2031)	700,000	733,500
5.00%, 04/01/2043 (Callable 10/01/2031)	1,015,000	1,059,290
5.00%, 04/01/2044 (Callable 10/01/2031)	1,000,000	1,040,131
5.00%, 04/01/2049 (Callable 10/01/2031)	1,550,000	1,595,932
Upper Moreland Township School District, 5.00%, 10/01/2030 (Callable 04/01/2025)	250,000	250,000
Westmoreland County Industrial Development Authority/PA
5.00%, 07/01/2029	725,000	750,536
5.00%, 07/01/2030	825,000	855,571
Wilson School District
5.00%, 03/01/2034 (Callable 03/01/2029)	1,535,000	1,619,252
5.00%, 03/01/2035 (Callable 03/01/2029)	1,645,000	1,732,824
5.00%, 03/01/2038 (Callable 03/01/2029)	1,455,000	1,525,079
5.00%, 03/01/2039 (Callable 03/01/2029)	750,000	784,451
York Suburban School District, 4.00%, 05/01/2030 (Callable 05/02/2025)	1,780,000	1,780,114
		191,759,399

Puerto Rico - 0.0%(f)
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth
5.00%, 07/01/2028	135,000	140,656
5.00%, 07/01/2034 (Callable 07/01/2031)	200,000	209,253
5.00%, 07/01/2035 (Callable 07/01/2031)	200,000	208,124
		558,033

Rhode Island - 0.4%
Providence Public Building Authority
5.00%, 09/15/2028	1,000,000	1,056,922
5.00%, 09/15/2031	1,400,000	1,521,658
Rhode Island Commerce Corp., 5.00%, 07/01/2033 (Callable 07/01/2028)	950,000	995,190
Rhode Island Health and Educational Building Corp.
4.00%, 09/15/2031 (Callable 09/15/2026)	125,000	125,642
3.75%, 05/15/2032 (Callable 05/15/2027)	3,000,000	2,986,112
5.00%, 05/15/2033 (Callable 05/15/2026)	350,000	352,421
5.50%, 05/15/2040 (Callable 05/15/2032)	540,000	586,053
4.13%, 05/15/2054 (Callable 05/15/2034)	2,000,000	1,857,304
Rhode Island Housing & Mortgage Finance Corp.
3.30%, 04/01/2028 (Callable 04/01/2027)	1,680,000	1,678,848
5.00%, 04/01/2049 (Callable 04/01/2033)	1,000,000	1,019,283
3.00%, 10/01/2051 (Callable 04/01/2030)	2,155,000	2,118,342
Rhode Island Student Loan Authority
5.00%, 12/01/2027 (d)	1,000,000	1,029,522
5.00%, 12/01/2028 (d)	1,000,000	1,034,883
		16,362,180

South Carolina - 1.3%
County of Lancaster SC, 4.00%, 06/01/2032 (Callable 06/01/2027)	1,000,000	992,550
Greenville-Spartanburg Airport District, 5.25%, 07/01/2054 (Callable 07/01/2034)	3,500,000	3,711,368
Greenwood Fifty Schools Facilities, Inc., 5.00%, 12/01/2028 (Callable 06/01/2026)	285,000	290,260
Lexington County Health Services District, Inc., 5.00%, 11/01/2036 (Callable 05/01/2026)	1,000,000	1,009,873
Patriots Energy Group Financing Agency, 5.25%, 10/01/2054 (Callable 05/01/2031) (a)	2,000,000	2,120,869
Piedmont Municipal Power Agency
0.00%, 01/01/2029	1,815,000	1,585,833
0.00%, 01/01/2029	1,000,000	876,962
Scago Educational Facilities Corp. for Cherokee School District No 1, 5.00%, 12/01/2028 (Callable 06/01/2025)	1,230,000	1,232,213
SCAGO Educational Facilities Corp. for Pickens School District, 5.00%, 12/01/2029 (Callable 06/01/2025)	675,000	676,304
South Carolina Jobs-Economic Development Authority
5.25%, 11/15/2028 (Callable 05/15/2025)	3,350,000	3,353,809
5.00%, 05/01/2029 (Callable 05/01/2028)	1,080,000	1,130,404
5.75%, 11/15/2029 (Callable 05/15/2025)	2,200,000	2,199,667
4.00%, 08/15/2030 (Callable 08/15/2026)	270,000	267,314
5.00%, 05/01/2031 (Callable 05/01/2028)	400,000	416,451
5.25%, 08/15/2033 (Callable 08/15/2026)	2,500,000	2,532,223
5.25%, 07/01/2037 (Callable 07/01/2026)	100,000	101,017
South Carolina Public Service Authority, 5.25%, 12/01/2049 (Callable 12/01/2034)	12,400,000	13,084,031
South Carolina State Housing Finance & Development Authority
5.00%, 01/01/2032	430,000	464,994
5.00%, 07/01/2032	500,000	542,175
5.00%, 07/01/2032	455,000	493,379
5.00%, 01/01/2033	500,000	541,640
5.00%, 01/01/2033	480,000	519,974
5.00%, 07/01/2033	480,000	520,865
3.80%, 01/01/2049 (Callable 07/01/2027)	125,000	104,415
3.75%, 01/01/2050 (Callable 01/01/2029)	2,805,000	2,807,096
4.00%, 07/01/2050 (Callable 07/01/2029)	1,570,000	1,578,006
3.00%, 01/01/2052 (Callable 07/01/2030)	6,245,000	6,135,434
6.50%, 07/01/2055 (Callable 01/01/2033)	4,350,000	4,909,396
Spartanburg Regional Health Services District
4.00%, 04/15/2036 (Callable 04/15/2030)	445,000	444,644
4.00%, 04/15/2037 (Callable 04/15/2030)	500,000	492,089
4.00%, 04/15/2038 (Callable 04/15/2030)	500,000	486,606
Williamsburg County Public Facilities Corp., 4.00%, 06/01/2032 (Callable 06/01/2030)	490,000	499,138
		56,120,999

South Dakota - 0.4%
City of Brandon SD Sales Tax Revenue, 5.00%, 08/01/2037 (Callable 08/01/2030)	1,880,000	1,948,466
City of Rapid City SD Airport Revenue, 4.00%, 12/01/2035 (Callable 12/01/2029)	3,260,000	3,042,420
City of Spearfish SD Sales Tax Revenue, 4.00%, 12/15/2029	975,000	994,869
County of Minnehaha SD, 5.00%, 12/01/2041 (Callable 12/01/2032)	1,000,000	1,059,827
South Dakota Health & Educational Facilities Authority
3.00%, 09/01/2029 (Callable 09/01/2028)	380,000	362,952
3.00%, 09/01/2030 (Callable 09/01/2028)	175,000	165,173
4.00%, 11/01/2034 (Callable 05/02/2025)	4,240,000	4,168,108
4.00%, 11/01/2040 (Callable 11/01/2025)	325,000	310,062
3.00%, 09/01/2041 (Callable 09/01/2028)	250,000	189,689
South Dakota Housing Development Authority
4.00%, 05/01/2049 (Callable 05/01/2028)	1,020,000	1,023,232
6.25%, 05/01/2055 (Callable 05/01/2032)	985,000	1,066,936
6.25%, 11/01/2055 (Callable 05/01/2033)	2,800,000	3,111,817
		17,443,551

Tennessee - 1.8%
Chattanooga Health Educational & Housing Facility Board, 3.80%, 12/01/2029 (a)	1,900,000	1,917,757
City of Clarksville TN Electric System Revenue, 4.13%, 09/01/2039 (Callable 09/01/2032)	1,000,000	988,792
City of Columbia TN, 3.25%, 12/01/2037 (Callable 12/01/2032)	1,675,000	1,527,821
City of Jackson TN
5.00%, 04/01/2029 (Callable 04/22/2025)	1,125,000	1,125,673
5.00%, 04/01/2029 (Callable 04/01/2025)	30,000	30,000
5.00%, 04/01/2036 (Callable 04/22/2025)	3,205,000	3,205,868
5.00%, 04/01/2036 (Callable 04/01/2025)	60,000	60,000
5.00%, 04/01/2037 (Callable 10/01/2028)	640,000	656,011
City of Memphis TN Gas Revenue
4.00%, 12/01/2033 (Callable 12/01/2026)	1,300,000	1,301,571
4.00%, 12/01/2033 (Callable 12/01/2027)	480,000	481,526
4.00%, 12/01/2034 (Callable 12/01/2026)	1,310,000	1,310,131
Cleveland Housing Authority, 4.00%, 08/01/2026 (a)(b)	3,380,000	3,385,435
County of Putnam TN, 2.00%, 04/01/2035 (Callable 04/01/2030)	3,875,000	3,090,238
Hamilton County & Chattanooga Sports Authority
5.50%, 12/01/2040 (Callable 12/01/2034)	825,000	936,712
5.50%, 12/01/2041 (Callable 12/01/2034)	975,000	1,099,627
5.50%, 12/01/2042 (Callable 12/01/2034)	700,000	785,118
Knox County Health Educational & Housing Facility Board
5.00%, 01/01/2026 (Callable 05/02/2025)	145,000	146,405
3.95%, 12/01/2027 (a)	990,000	993,566
5.00%, 07/01/2031	185,000	200,798
5.00%, 07/01/2033	675,000	738,921
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
5.00%, 12/01/2026 (Callable 12/01/2025) (a)	2,492,000	2,520,199
5.00%, 05/01/2037 (Callable 05/01/2033)	720,000	768,699
5.00%, 05/01/2039 (Callable 05/01/2033)	500,000	530,037
5.00%, 05/01/2040 (Callable 05/01/2033)	725,000	765,502
5.25%, 05/01/2053 (Callable 05/01/2033)	2,000,000	2,087,708
Metropolitan Government Nashville & Davidson County Sports Authority
5.00%, 07/01/2036 (Callable 01/01/2034)	1,695,000	1,868,071
5.00%, 07/01/2036 (Callable 01/01/2034)	500,000	555,012
5.00%, 07/01/2037 (Callable 01/01/2034)	1,000,000	1,094,971
Metropolitan Government of Nashville & Davidson County TN
4.00%, 07/01/2032 (Callable 07/01/2027)	1,750,000	1,760,531
3.00%, 01/01/2034 (Callable 01/01/2031)	2,010,000	1,873,100
Metropolitan Nashville Airport Authority, 5.00%, 07/01/2032 (Callable 07/01/2025) (d)	1,350,000	1,353,058
Tennergy Corp./TN
5.50%, 12/01/2030	3,470,000	3,719,299
5.50%, 10/01/2053 (Callable 09/01/2030) (a)	7,285,000	7,659,439
Tennessee Energy Acquisition Corp., 5.00%, 02/01/2027	215,000	218,681
Tennessee Housing Development Agency
3.60%, 01/01/2031 (Callable 04/22/2025)	1,025,000	1,019,674
3.10%, 07/01/2036 (Callable 01/01/2026)	245,000	215,704
3.55%, 07/01/2039 (Callable 04/22/2025)	180,000	160,525
4.00%, 01/01/2042 (Callable 07/01/2026)	60,000	60,156
3.60%, 07/01/2042 (Callable 01/01/2027)	350,000	295,799
3.85%, 07/01/2043 (Callable 07/01/2027)	2,000,000	1,800,380
4.00%, 07/01/2043 (Callable 04/22/2025)	990,000	901,126
4.45%, 07/01/2043 (Callable 07/01/2032)	2,300,000	2,252,526
3.50%, 07/01/2045 (Callable 07/01/2025)	1,560,000	1,556,142
4.00%, 07/01/2045 (Callable 04/22/2025)	25,000	25,002
3.50%, 01/01/2047 (Callable 01/01/2026)	20,000	19,961
4.50%, 07/01/2049 (Callable 01/01/2028)	355,000	358,778
3.75%, 01/01/2050 (Callable 01/01/2029)	625,000	625,515
6.25%, 01/01/2054 (Callable 07/01/2032)	13,050,000	14,130,373
Tennessee State School Bond Authority, 5.00%, 11/01/2047 (Callable 11/01/2032)	1,000,000	1,044,153
		75,222,091

Texas - 14.9%
Alamo Community College District
5.00%, 08/15/2038 (Callable 08/15/2027)	1,040,000	1,062,795
4.50%, 08/15/2042 (Callable 08/15/2031)	750,000	756,875
Alvarado Independent School District/TX, 2.75%, 02/15/2052 (a)	500,000	497,862
Arcola Municipal Management District No 1
4.00%, 11/01/2037 (Callable 11/01/2030)	520,000	514,132
4.00%, 11/01/2039 (Callable 11/01/2030)	1,115,000	1,082,730
4.00%, 11/01/2040 (Callable 11/01/2030)	600,000	575,668
Arlington Higher Education Finance Corp.
4.00%, 08/15/2028 (Callable 08/15/2026)	250,000	253,694
5.00%, 08/15/2028	980,000	1,045,441
4.00%, 08/15/2029	325,000	330,062
5.00%, 08/15/2029	560,000	603,153
4.00%, 08/15/2030	415,000	420,616
5.00%, 08/15/2030	605,000	658,056
5.00%, 08/15/2031	585,000	642,512
5.00%, 08/15/2032	660,000	729,421
4.00%, 08/15/2036 (Callable 08/15/2029)	1,150,000	1,152,561
4.00%, 08/15/2037 (Callable 08/15/2031)	765,000	758,573
4.00%, 02/15/2040 (Callable 05/02/2025)	805,000	758,232
4.13%, 08/15/2042 (Callable 08/15/2031)	2,920,000	2,781,387
Arlington Housing Finance Corp.
4.50%, 04/01/2041 (Callable 04/01/2026) (a)	5,415,000	5,481,906
3.50%, 11/01/2043 (Callable 05/01/2025) (a)	5,000,000	5,000,915
Austin Affordable Pfc, Inc.
5.00%, 09/01/2028 (Callable 09/01/2027) (a)	1,050,000	1,092,680
5.00%, 09/01/2028 (Callable 09/01/2027) (a)	800,000	832,518
Austin Independent School District, 5.00%, 08/01/2048 (Callable 02/01/2029)	2,000,000	2,052,601
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2032 (Callable 10/01/2027)	1,000,000	1,013,856
5.00%, 10/01/2035 (Callable 10/01/2027)	1,250,000	1,261,671
5.00%, 10/01/2036 (Callable 10/01/2027)	885,000	888,858
Barker Cypress Municipal Utility District, 4.00%, 04/01/2028 (Callable 05/02/2025)	1,125,000	1,125,019
Baytown Municipal Development District, 3.50%, 10/01/2031 (b)	1,020,000	843,670
Belton Independent School District, 4.00%, 02/15/2034 (Callable 02/15/2027)	665,000	668,157
Bexar County Housing Finance Corp., 4.05%, 03/01/2028 (Callable 09/01/2025) (a)	1,000,000	1,003,435
Boerne Independent School District
3.85%, 12/01/2043 (a)	2,445,000	2,483,761
4.00%, 02/01/2054 (a)	2,670,000	2,724,577
Brazoria County Municipal Utility District No 40, 6.50%, 09/01/2031 (Callable 09/01/2030)	175,000	197,505
Brazoria County Municipal Utility District No 55, 3.00%, 09/01/2042 (Callable 09/01/2027)	970,000	732,294
Brazoria County Municipal Utility District No 61, 4.00%, 09/01/2036 (Callable 09/01/2028)	685,000	682,416
Brazoria County Toll Road Authority, 4.00%, 03/01/2040 (Callable 03/01/2030)	1,400,000	1,356,844
Brazos County Municipal Utility District No 1
4.00%, 09/01/2035 (Callable 09/01/2030)	275,000	275,931
4.00%, 09/01/2036 (Callable 09/01/2030)	290,000	288,906
4.00%, 09/01/2037 (Callable 09/01/2030)	305,000	299,425
Brookfield Water Control & Improvement District, 4.00%, 09/01/2049 (Callable 09/01/2030)	1,155,000	1,037,116
Capital Area Housing Finance Corp., 3.65%, 01/01/2041 (Callable 07/01/2025) (a)	1,050,000	1,050,849
Cedar Hill Independent School District, 5.00%, 02/15/2042 (Callable 02/15/2034)	3,000,000	3,210,257
Cedar Port Navigation & Improvement District
5.00%, 09/01/2025	1,700,000	1,710,264
5.00%, 09/01/2026	1,700,000	1,744,883
Central Texas Regional Mobility Authority
5.00%, 01/01/2039 (Callable 01/01/2030)	710,000	744,147
4.00%, 01/01/2040 (Callable 01/01/2031)	1,250,000	1,209,487
5.00%, 01/01/2043 (Callable 01/01/2028)	2,840,000	2,895,087
Central Texas Turnpike System, 0.00%, 08/15/2026	5,000,000	4,778,575
Chisum Independent School District, 4.00%, 08/15/2048 (Callable 08/15/2032)	1,450,000	1,354,228
City of Austin TX Airport System Revenue, 5.00%, 11/15/2025 (d)	1,000,000	1,011,370
City of Beaumont TX Waterworks & Sewer System Revenue
5.00%, 09/01/2041 (Callable 09/01/2033)	1,000,000	1,059,873
5.00%, 09/01/2042 (Callable 09/01/2033)	1,235,000	1,302,415
5.00%, 09/01/2043 (Callable 09/01/2033)	1,000,000	1,051,480
5.00%, 09/01/2049 (Callable 09/01/2033)	2,700,000	2,801,366
City of Bryan TX Rural Electric System Revenue, 4.00%, 07/01/2040 (Callable 07/01/2027)	250,000	239,868
City of Celina TX
5.00%, 09/01/2031	510,000	541,530
5.00%, 09/01/2032	535,000	571,860
City of Conroe TX
5.00%, 03/01/2031 (Callable 03/01/2028)	380,000	398,792
5.00%, 11/15/2036 (Callable 11/15/2028)	500,000	523,588
City of Dallas Housing Finance Corp.
5.00%, 07/01/2026 (Callable 12/01/2025) (a)	2,750,000	2,781,119
5.00%, 10/01/2028 (Callable 10/01/2027) (a)	930,000	966,981
4.45%, 04/01/2041	2,000,000	1,966,083
City of Dallas TX Waterworks & Sewer System Revenue, 4.00%, 10/01/2034 (Callable 10/01/2025)	500,000	500,252
City of Fort Worth TX, 5.00%, 09/01/2044 (Callable 09/01/2031)	860,000	891,758
City of Friendswood TX Waterworks & Sewer System Revenue, 3.00%, 03/01/2034 (Callable 03/01/2031)	700,000	629,957
City of Garland TX Electric Utility System Revenue, 5.00%, 03/01/2029 (Callable 03/01/2026)	245,000	248,778
City of Hondo TX, 5.00%, 02/01/2037 (Callable 02/01/2033)	300,000	320,810
City of Houston TX, 5.50%, 12/01/2029	500,000	535,103
City of Houston TX Airport System Revenue, 5.00%, 07/01/2039 (Callable 07/01/2028)	6,440,000	6,643,501
City of Hutto TX, 4.25%, 08/01/2047 (Callable 08/01/2032)	1,205,000	1,159,192
City of Magnolia TX, 5.70%, 09/01/2046 (b)	935,000	911,635
City of Manvel TX, 5.25%, 02/15/2039 (Callable 02/15/2033)	1,045,000	1,141,647
City of Mesquite TX Waterworks & Sewer System Revenue
5.00%, 03/01/2039 (Callable 03/01/2032)	500,000	528,190
5.00%, 03/01/2040 (Callable 03/01/2032)	500,000	525,793
5.00%, 03/01/2041 (Callable 03/01/2032)	500,000	523,427
5.00%, 03/01/2042 (Callable 03/01/2032)	500,000	521,501
City of Paris TX, 3.00%, 12/15/2035 (Callable 12/15/2030)	610,000	556,722
City of Princeton TX, 2.00%, 02/15/2036 (Callable 02/15/2030)	300,000	225,865
City of San Antonio TX Airport System, 5.00%, 07/01/2033 (Callable 07/01/2025) (d)	1,190,000	1,192,473
City of San Antonio TX Electric & Gas Systems Revenue
5.00%, 02/01/2045 (Callable 02/01/2030)	3,100,000	3,178,304
1.13%, 12/01/2045 (a)	700,000	671,178
2.00%, 02/01/2049 (a)	8,600,000	8,140,823
5.25%, 02/01/2049 (Callable 08/01/2034)	1,000,000	1,065,250
City of Temple TX
4.00%, 08/01/2035 (Callable 08/01/2030)	650,000	647,941
4.00%, 08/01/2037 (Callable 08/01/2030)	200,000	195,375
4.00%, 08/01/2038 (Callable 08/01/2030)	165,000	157,911
4.00%, 08/01/2039 (Callable 08/01/2030)	435,000	410,251
Clifton Higher Education Finance Corp.
5.00%, 08/15/2025	360,000	362,610
4.00%, 08/15/2030 (Callable 08/15/2026)	800,000	806,446
4.00%, 08/15/2032 (Callable 08/15/2026)	600,000	603,589
4.00%, 08/15/2033 (Callable 08/15/2028)	2,000,000	2,038,422
4.00%, 04/01/2034 (Callable 04/01/2030)	325,000	327,553
5.00%, 08/15/2034 (Callable 08/15/2026)	1,000,000	1,022,111
4.00%, 04/01/2035 (Callable 04/01/2030)	250,000	251,254
4.00%, 08/15/2035 (Callable 08/15/2029)	1,380,000	1,384,446
5.00%, 08/15/2036 (Callable 08/15/2026)	1,000,000	1,019,681
Collin County Municipal Utility District No 2
4.75%, 09/01/2036 (Callable 10/01/2029)	1,470,000	1,512,477
5.13%, 09/01/2048 (Callable 10/01/2029)	1,500,000	1,520,330
Colony Municipal Utility District No 1A
7.00%, 08/15/2026	265,000	278,078
7.00%, 08/15/2029	310,000	346,852
5.00%, 08/15/2030 (Callable 08/15/2029)	330,000	342,206
Colony Municipal Utility District No 1B, 4.00%, 08/15/2037 (Callable 08/15/2029)	710,000	692,479
Comal County Water Control & Improvement District No 6
4.00%, 03/01/2031 (Callable 03/01/2028)	560,000	565,927
4.00%, 03/01/2032 (Callable 03/01/2028)	690,000	695,107
4.00%, 03/01/2033 (Callable 03/01/2028)	720,000	722,883
4.38%, 03/01/2033 (Callable 03/01/2028)	425,000	431,058
4.00%, 03/01/2034 (Callable 03/01/2028)	750,000	750,870
4.38%, 03/01/2034 (Callable 03/01/2028)	445,000	450,070
4.38%, 03/01/2035 (Callable 03/01/2028)	475,000	478,951
4.38%, 03/01/2036 (Callable 03/01/2028)	500,000	503,252
4.38%, 03/01/2037 (Callable 03/01/2028)	530,000	532,448
4.38%, 03/01/2038 (Callable 03/01/2028)	560,000	561,479
4.38%, 03/01/2042 (Callable 03/01/2028)	1,250,000	1,217,175
4.38%, 03/01/2045 (Callable 03/01/2028)	2,330,000	2,241,613
Conroe Municipal Management District No 1, 4.00%, 09/01/2032 (Callable 09/01/2028)	410,000	415,166
County of Calhoun TX
5.00%, 02/15/2037 (Callable 02/15/2033)	1,400,000	1,505,965
5.00%, 02/15/2038 (Callable 02/15/2033)	1,000,000	1,069,909
5.00%, 02/15/2040 (Callable 02/15/2033)	1,065,000	1,125,829
County of Denton TX, 3.00%, 07/15/2034 (Callable 07/15/2026)	885,000	816,827
County of Harris TX Toll Road Revenue, 5.00%, 08/15/2043 (Callable 02/15/2028)	500,000	510,398
County of La Salle TX, 5.00%, 03/01/2034 (Callable 03/01/2027)	640,000	650,957
County of Smith TX, 5.00%, 08/15/2035 (Callable 08/15/2032)	915,000	990,614
County of Wichita TX, 5.00%, 09/15/2042 (Callable 09/15/2027)	1,000,000	1,010,522
County of Wise TX
5.00%, 08/15/2029	880,000	919,549
5.00%, 08/15/2033 (Callable 08/15/2031)	930,000	975,503
Crane Independent School District
5.00%, 02/15/2037 (Callable 02/15/2032)	750,000	812,273
5.00%, 02/15/2039 (Callable 02/15/2032)	800,000	855,915
Dallas Fort Worth International Airport, 5.25%, 11/01/2048 (Callable 11/01/2034)	4,000,000	4,260,630
Dallas Independent School District, 5.00%, 02/15/2055 (a)	4,000,000	4,210,655
Danbury Higher Education Authority, Inc.
4.00%, 02/15/2028 (Callable 02/15/2027)	250,000	254,411
4.00%, 02/15/2031 (Callable 02/15/2027)	200,000	202,707
Deaf Smith County Hospital District
5.00%, 03/01/2030 (Callable 03/01/2027)	1,000,000	1,011,556
5.00%, 03/01/2034 (Callable 03/01/2027)	1,120,000	1,125,489
4.00%, 03/01/2040 (Callable 03/01/2027)	2,045,000	1,744,526
Deer Park Independent School District, 5.00%, 08/15/2048 (Callable 08/15/2032)	1,500,000	1,558,219
Dickinson Independent School District, 3.50%, 08/01/2037 (a)	5,800,000	5,803,505
East Fork Fresh Water Supply District No 1-A
4.75%, 09/01/2039 (Callable 12/01/2029)	240,000	237,808
4.75%, 09/01/2040 (Callable 12/01/2029)	290,000	285,305
Ector County Independent School District, 4.00%, 08/15/2049 (a)	3,035,000	3,094,546
El Paso County Hospital District
5.00%, 08/15/2025	100,000	100,384
5.00%, 02/15/2026	310,000	315,032
5.00%, 02/15/2027	300,000	310,509
5.00%, 08/15/2027	2,040,000	2,087,778
5.00%, 02/15/2028	475,000	499,045
5.00%, 02/15/2029	500,000	531,279
5.00%, 08/15/2029	1,650,000	1,774,714
5.00%, 02/15/2030	1,050,000	1,126,531
5.00%, 08/15/2030	1,800,000	1,951,366
5.00%, 02/15/2031	1,105,000	1,194,416
5.00%, 08/15/2031	1,680,000	1,832,877
5.00%, 02/15/2032	1,160,000	1,260,995
5.00%, 02/15/2033	620,000	676,206
5.00%, 02/15/2043 (Callable 02/15/2034)	1,000,000	1,033,599
5.00%, 02/15/2044 (Callable 02/15/2034)	550,000	566,421
El Paso Independent School District, 5.00%, 02/01/2040 (Callable 02/01/2026) (a)	2,925,000	2,967,573
EP Cimarron Ventanas PFC, 4.13%, 12/01/2039 (Callable 12/01/2034)	3,500,000	3,326,353
EP Essential Housing WF PFC, 4.25%, 12/01/2034 (Callable 12/01/2031)	6,000,000	5,904,889
Eula Independent School District/TX, 4.13%, 02/15/2048 (Callable 02/15/2032)	3,000,000	2,840,571
Forney Independent School District, 5.00%, 08/15/2039 (Callable 08/15/2031)	2,220,000	2,360,955
Fort Bend County Municipal Utility District No 133, 3.50%, 09/01/2039 (Callable 05/02/2025)	800,000	675,856
Fort Bend County Municipal Utility District No 134C, 3.25%, 03/01/2035 (Callable 03/01/2029)	590,000	550,935
Fort Bend County Municipal Utility District No 134D, 3.50%, 09/01/2048 (Callable 09/01/2030)	2,360,000	1,917,322
Fort Bend County Municipal Utility District No 134E, 4.00%, 09/01/2038 (Callable 08/01/2029)	1,225,000	1,169,179
Fort Bend County Municipal Utility District No 141, 5.00%, 09/01/2033 (Callable 09/01/2028)	1,075,000	1,107,607
Fort Bend County Municipal Utility District No 182
4.00%, 09/01/2031 (Callable 09/01/2029)	1,190,000	1,215,931
4.00%, 09/01/2032 (Callable 09/01/2029)	1,260,000	1,282,238
4.00%, 09/01/2033 (Callable 09/01/2029)	1,300,000	1,317,487
4.00%, 09/01/2034 (Callable 09/01/2029)	1,380,000	1,392,230
4.00%, 09/01/2035 (Callable 09/01/2029)	1,430,000	1,436,321
4.00%, 09/01/2036 (Callable 09/01/2029)	1,515,000	1,514,784
Fort Bend County Municipal Utility District No 184
4.25%, 04/01/2038 (Callable 04/01/2027)	630,000	600,638
4.50%, 04/01/2040 (Callable 04/01/2027)	1,055,000	1,014,140
4.50%, 04/01/2042 (Callable 04/01/2027)	1,130,000	1,064,655
Fort Bend County Municipal Utility District No 215, 5.00%, 09/01/2033 (Callable 10/01/2030)	1,240,000	1,303,832
Fort Bend County Municipal Utility District No 5, 5.75%, 09/01/2025	325,000	328,313
Fort Bend County Municipal Utility District No 58
3.00%, 04/01/2034 (Callable 04/01/2029)	450,000	407,398
3.00%, 04/01/2035 (Callable 04/01/2029)	430,000	381,356
3.00%, 04/01/2037 (Callable 04/01/2029)	825,000	704,013
Fort Bend Independent School District, 4.00%, 08/01/2054 (a)	12,000,000	12,194,063
Fourth Ward Redevelopment Authority
4.25%, 09/01/2045 (Callable 09/01/2034)	1,250,000	1,202,745
4.50%, 09/01/2047 (Callable 09/01/2034)	1,000,000	995,144
4.50%, 09/01/2049 (Callable 09/01/2034)	750,000	738,558
Freddie Mac Multifamily ML Certificates, 3.72%, 01/25/2040 (a)	5,406,187	5,361,710
Fulshear Municipal Utility District No 3A
6.50%, 09/01/2028	120,000	130,626
6.50%, 09/01/2029	455,000	502,746
6.50%, 09/01/2029	440,000	485,797
4.00%, 09/01/2032 (Callable 09/01/2029)	445,000	451,580
4.00%, 09/01/2032 (Callable 09/01/2029)	325,000	329,806
4.00%, 09/01/2035 (Callable 09/01/2029)	665,000	666,065
4.00%, 09/01/2036 (Callable 09/01/2029)	805,000	799,780
4.25%, 09/01/2039 (Callable 09/01/2029)	720,000	713,312
4.25%, 09/01/2040 (Callable 09/01/2029)	700,000	686,569
4.25%, 09/01/2040 (Callable 09/01/2029)	585,000	573,775
4.38%, 09/01/2042 (Callable 09/01/2029)	465,000	454,727
Galveston County Municipal Utility District No 56
4.50%, 06/01/2035 (Callable 06/01/2030)	360,000	369,951
4.50%, 06/01/2036 (Callable 06/01/2030)	305,000	311,879
4.75%, 06/01/2038 (Callable 06/01/2030)	1,425,000	1,459,881
4.75%, 06/01/2039 (Callable 06/01/2030)	760,000	776,004
4.88%, 06/01/2040 (Callable 06/01/2030)	535,000	547,464
Glasscock County Independent School District
5.00%, 02/15/2032 (Callable 02/15/2028)	760,000	793,893
5.00%, 02/15/2033 (Callable 02/15/2028)	885,000	922,423
Grand Parkway Transportation Corp.
5.30%, 10/01/2032 (Callable 10/01/2028)	95,000	101,150
5.45%, 10/01/2034 (Callable 10/01/2028)	180,000	191,638
5.50%, 10/01/2035 (Callable 10/01/2028)	100,000	106,377
5.50%, 10/01/2036 (Callable 10/01/2028)	450,000	477,054
5.00%, 10/01/2043 (Callable 04/01/2028)	7,000,000	7,134,438
5.80%, 10/01/2045 (Callable 10/01/2028)	1,830,000	1,925,918
5.80%, 10/01/2046 (Callable 10/01/2028)	1,690,000	1,778,894
5.85%, 10/01/2047 (Callable 10/01/2028)	5,705,000	6,013,995
5.85%, 10/01/2048 (Callable 10/01/2028)	1,155,000	1,216,820
5.00%, 10/01/2052 (Callable 01/01/2028) (a)	5,000,000	5,240,008
Granger Independent School District, 5.25%, 08/15/2048 (Callable 08/15/2033)	475,000	505,134
Greater Texoma Utility Authority, 5.00%, 10/01/2036 (Callable 10/01/2031)	2,485,000	2,655,405
Harris County Hospital District, 4.00%, 02/15/2034 (Callable 02/15/2026)	680,000	667,034
Harris County Improvement District No 1
4.00%, 09/01/2038 (Callable 09/01/2029)	530,000	521,677
4.00%, 09/01/2039 (Callable 09/01/2029)	590,000	571,088
Harris County Improvement District No 18, 4.00%, 11/01/2037 (Callable 11/01/2029)	1,000,000	979,838
Harris County Municipal Utility District No 1
4.00%, 09/01/2035 (Callable 08/01/2028)	985,000	987,109
4.00%, 09/01/2036 (Callable 08/01/2028)	1,030,000	1,026,115
Harris County Municipal Utility District No 157, 4.00%, 03/01/2029 (Callable 05/02/2025)	285,000	285,054
Harris County Municipal Utility District No 165
5.00%, 03/01/2032 (Callable 09/01/2030)	325,000	340,372
5.00%, 03/01/2033 (Callable 09/01/2030)	340,000	354,842
4.00%, 03/01/2035 (Callable 09/01/2030)	330,000	330,533
4.00%, 03/01/2036 (Callable 08/01/2029)	1,375,000	1,366,266
4.00%, 03/01/2036 (Callable 09/01/2030)	475,000	471,983
4.00%, 03/01/2037 (Callable 08/01/2029)	535,000	525,458
4.75%, 03/01/2038 (Callable 12/01/2029)	455,000	463,809
Harris County Municipal Utility District No 368, 4.00%, 09/01/2025 (Callable 05/02/2025)	1,000,000	999,978
Harris County Municipal Utility District No 423
5.50%, 04/01/2026	450,000	460,193
5.50%, 04/01/2027	450,000	468,644
5.50%, 04/01/2028	450,000	477,512
5.50%, 04/01/2029	475,000	511,974
5.50%, 04/01/2030 (Callable 04/01/2029)	500,000	540,525
Harris County Municipal Utility District No 490, 4.00%, 09/01/2042 (Callable 09/01/2030)	510,000	473,042
Harris County Municipal Utility District No 558
3.00%, 09/01/2032 (Callable 09/01/2029)	360,000	331,722
3.13%, 09/01/2033 (Callable 09/01/2029)	360,000	328,721
3.25%, 09/01/2034 (Callable 09/01/2029)	360,000	327,386
3.38%, 09/01/2035 (Callable 09/01/2029)	360,000	327,812
3.50%, 09/01/2036 (Callable 09/01/2029)	360,000	327,557
3.50%, 09/01/2037 (Callable 09/01/2029)	360,000	323,159
Harris County Municipal Utility District No. 71, 4.00%, 09/01/2028 (Callable 05/02/2025)	250,000	250,174
Harris County-Houston Sports Authority, 0.00%, 11/15/2025	11,185,000	10,960,660
Harrisburg Redevelopment Authority/TX
5.00%, 09/01/2035 (Callable 09/01/2034)	415,000	453,015
5.00%, 09/01/2036 (Callable 09/01/2034)	440,000	477,011
5.00%, 09/01/2037 (Callable 09/01/2034)	420,000	455,628
5.00%, 09/01/2038 (Callable 09/01/2034)	455,000	492,320
5.00%, 09/01/2039 (Callable 09/01/2034)	500,000	539,167
5.00%, 09/01/2040 (Callable 09/01/2034)	500,000	535,779
Harris-Waller Counties Municipal Utility District No 3
6.00%, 09/01/2025	315,000	318,586
6.00%, 09/01/2026	335,000	348,121
6.00%, 09/01/2027	365,000	386,621
6.00%, 09/01/2028	390,000	421,324
Harris-Waller Counties Municipal Utility District No 4, 7.25%, 11/01/2031 (Callable 11/01/2030)	330,000	387,008
Headwaters Municipal Utility District of Hays County, 4.38%, 08/15/2038 (Callable 08/15/2029)	1,015,000	1,020,693
Highway 380 Municipal Management District No 1
4.00%, 05/01/2035 (Callable 08/01/2029)	1,310,000	1,320,626
4.00%, 05/01/2036 (Callable 08/01/2029)	1,370,000	1,375,289
4.00%, 05/01/2037 (Callable 08/01/2029)	1,430,000	1,427,374
Houston Higher Education Finance Corp., 3.38%, 10/01/2037 (Callable 05/02/2025)	1,070,000	929,381
Houston Housing Finance Corp., 5.00%, 08/01/2041 (Callable 08/01/2026) (a)	4,015,000	4,073,655
Houston Independent School District, 3.50%, 06/01/2039 (a)	355,000	354,964
Hunt Memorial Hospital District Charitable Health
5.00%, 02/15/2030	1,015,000	1,043,235
5.00%, 02/15/2034 (Callable 02/15/2030)	640,000	656,915
Karnes County Hospital District, 5.00%, 02/01/2044 (Callable 02/01/2029) (a)	4,750,000	4,944,388
Katy Development Authority
3.00%, 06/01/2032 (Callable 06/01/2027)	485,000	467,136
3.00%, 06/01/2033 (Callable 06/01/2027)	420,000	398,482
3.00%, 06/01/2034 (Callable 06/01/2027)	575,000	537,070
3.00%, 06/01/2035 (Callable 06/01/2027)	500,000	460,078
3.00%, 06/01/2039 (Callable 06/01/2027)	1,125,000	956,935
Kaufman County Fresh Water Supply District No 4A
5.00%, 09/01/2035 (Callable 12/01/2029)	420,000	434,855
5.00%, 09/01/2036 (Callable 12/01/2029)	715,000	738,396
Kaufman County Municipal Utility District No 10, 4.00%, 03/01/2035 (Callable 03/01/2030)	720,000	723,943
Kaufman County Municipal Utility District No 3, 3.13%, 03/01/2049 (Callable 02/01/2030)	460,000	347,426
Kendall County Water Control & Improvement District No 2A
5.00%, 09/01/2035 (Callable 11/01/2030)	1,030,000	1,080,155
5.00%, 09/01/2040 (Callable 11/01/2030)	790,000	815,243
5.50%, 09/01/2042 (Callable 11/01/2030)	865,000	908,569
5.00%, 09/01/2046 (Callable 11/01/2030)	1,000,000	1,024,637
La Vernia Higher Education Finance Corp., 4.20%, 08/15/2025 (b)	125,000	125,558
Lakes Fresh Water Supply District of Denton County
4.00%, 09/01/2031 (Callable 09/01/2029)	680,000	696,499
4.00%, 09/01/2034 (Callable 09/01/2029)	1,745,000	1,764,716
4.25%, 09/01/2040 (Callable 09/01/2029)	425,000	422,955
Lazy Nine Municipal Utility District No 1B
2.00%, 03/01/2035 (Callable 03/01/2027)	525,000	392,225
2.00%, 03/01/2037 (Callable 03/01/2027)	530,000	373,245
Leander Independent School District, 5.00%, 08/15/2036 (Callable 02/15/2028)	1,090,000	1,126,184
Lone Star College System, 5.00%, 02/15/2034 (Callable 05/02/2025)	2,475,000	2,478,705
Lower Colorado River Authority, 5.00%, 05/15/2030 (Callable 05/15/2026)	1,380,000	1,404,155
Martin County Hospital District
4.00%, 04/01/2027	225,000	228,106
4.00%, 04/01/2028	430,000	437,587
4.00%, 04/01/2031 (Callable 04/01/2030)	235,000	240,411
4.00%, 04/01/2033 (Callable 04/01/2030)	375,000	378,836
4.00%, 04/01/2034 (Callable 04/01/2030)	500,000	502,774
Matagorda County Navigation District No 1, 4.25%, 05/01/2030 (d)	2,000,000	2,048,502
Maypearl Independent School District, 5.00%, 02/15/2043 (Callable 02/15/2033)	1,000,000	1,055,332
Mckinney Municipal Utility District No 1
3.25%, 09/01/2033 (Callable 05/01/2030)	200,000	190,561
3.25%, 09/01/2033 (Callable 05/01/2030)	60,000	57,168
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, 5.00%, 11/01/2034 (Callable 11/01/2029)	560,000	596,981
Meyer Ranch Municipal Utility District
6.50%, 08/15/2029 (Callable 08/15/2028)	310,000	338,321
6.50%, 08/15/2030 (Callable 08/15/2028)	330,000	359,402
6.00%, 08/15/2031 (Callable 08/15/2028)	345,000	369,204
6.00%, 08/15/2032 (Callable 08/15/2028)	365,000	389,432
5.00%, 08/15/2034 (Callable 08/15/2028)	795,000	819,624
Midland County Fresh Water Supply District No 1, 0.00%, 09/15/2033 (Callable 09/15/2027)	3,000,000	2,091,531
Midland Independent School District, 5.00%, 02/15/2050 (Callable 02/15/2028)	5,090,000	5,204,260
Montgomery County Municipal Utility District No 121
5.00%, 09/01/2025	355,000	357,453
5.00%, 09/01/2026	370,000	378,940
4.00%, 09/01/2031 (Callable 09/01/2028)	460,000	467,289
4.00%, 09/01/2034 (Callable 09/01/2028)	530,000	533,022
4.00%, 09/01/2035 (Callable 09/01/2028)	550,000	551,215
4.00%, 09/01/2036 (Callable 09/01/2028)	575,000	572,831
4.00%, 09/01/2039 (Callable 09/01/2028)	655,000	633,549
4.00%, 09/01/2039 (Callable 09/01/2030)	305,000	294,651
4.00%, 09/01/2040 (Callable 09/01/2030)	385,000	370,366
4.00%, 09/01/2041 (Callable 09/01/2030)	405,000	384,894
4.00%, 09/01/2042 (Callable 09/01/2030)	420,000	394,761
Montgomery County Municipal Utility District No 165
6.50%, 09/01/2027	250,000	266,486
6.50%, 09/01/2028	260,000	282,937
6.50%, 09/01/2029	250,000	276,876
6.00%, 09/01/2030 (Callable 06/01/2029)	200,000	216,008
6.00%, 09/01/2031 (Callable 06/01/2029)	300,000	323,200
Montgomery County Municipal Utility District No 88, 4.25%, 09/01/2047 (Callable 09/01/2029)	1,400,000	1,329,859
Montgomery County Municipal Utility District No 95
4.00%, 09/01/2032 (Callable 09/01/2028)	665,000	673,379
4.00%, 09/01/2034 (Callable 09/01/2028)	785,000	789,475
3.50%, 09/01/2035 (Callable 05/02/2025)	780,000	724,296
New Caney Independent School District, 4.00%, 02/15/2050 (a)	8,500,000	8,641,426
New Fairview Municipal Utility District No 1, 6.00%, 09/01/2033 (Callable 09/01/2029)	245,000	263,497
New Hope Cultural Education Facilities Finance Corp.
2.00%, 01/01/2026	345,000	338,640
5.00%, 07/01/2038 (Callable 07/01/2027)	1,000,000	1,019,167
5.00%, 04/01/2048 (Callable 04/01/2026)	2,315,000	2,360,626
Newark Higher Education Finance Corp.
4.00%, 08/15/2035 (Callable 08/15/2025)	425,000	424,977
5.25%, 08/15/2044 (Callable 08/15/2034)	550,000	580,117
North Texas Tollway Authority
0.00%, 01/01/2031	1,300,000	1,050,428
5.00%, 01/01/2033 (Callable 01/01/2026)	980,000	990,747
0.00%, 01/01/2035	8,600,000	5,853,654
5.00%, 01/01/2043 (Callable 01/01/2028)	4,985,000	5,076,269
5.00%, 01/01/2043 (Callable 01/01/2027)	270,000	272,967
6.75%, 09/01/2045 (Callable 09/01/2031)	40,000	47,818
Northlake Municipal Management District No 1
5.50%, 03/01/2032 (Callable 09/01/2029)	1,870,000	1,998,946
5.00%, 03/01/2036 (Callable 09/01/2029)	800,000	827,651
5.00%, 03/01/2037 (Callable 09/01/2029)	835,000	859,842
5.00%, 03/01/2038 (Callable 09/01/2029)	300,000	307,558
Northwest Harris County Municipal Utility District No 10/TX, 5.00%, 04/01/2026	725,000	736,450
Northwest Harris County Municipal Utility District No 19
2.00%, 10/01/2037 (Callable 10/01/2026)	465,000	320,309
2.00%, 10/01/2038 (Callable 10/01/2026)	1,000,000	669,573
Olney Independent School District
5.00%, 02/15/2039 (Callable 02/15/2033)	250,000	269,676
5.00%, 02/15/2041 (Callable 02/15/2033)	505,000	537,093
5.00%, 02/15/2042 (Callable 02/15/2033)	250,000	263,771
5.00%, 02/15/2043 (Callable 02/15/2033)	260,000	273,556
5.00%, 02/15/2044 (Callable 02/15/2033)	340,000	356,779
Pecos Barstow Toyah Independent School District
3.25%, 02/15/2031 (Callable 02/15/2027)	3,400,000	3,410,233
5.00%, 02/15/2039 (Callable 02/15/2030)	765,000	802,271
5.00%, 02/15/2040 (Callable 02/15/2030)	750,000	782,930
Plains Independent School District
5.00%, 08/15/2035 (Callable 08/15/2029)	240,000	253,701
5.00%, 08/15/2036 (Callable 08/15/2029)	260,000	274,251
5.00%, 08/15/2038 (Callable 08/15/2029)	215,000	225,303
5.00%, 08/15/2039 (Callable 08/15/2029)	200,000	208,977
Plemons-Stinnett-Phillips Consolidated School District
5.00%, 02/15/2030 (Callable 02/15/2027)	850,000	878,795
5.00%, 02/15/2031 (Callable 02/15/2027)	450,000	465,161
5.00%, 02/15/2032 (Callable 02/15/2027)	500,000	516,754
5.00%, 02/15/2033 (Callable 02/15/2027)	500,000	516,385
Port Aransas Independent School District, 5.00%, 02/15/2038 (Callable 08/15/2029)	1,295,000	1,356,742
Prosper Independent School District, 4.00%, 02/15/2050 (a)	4,780,000	4,817,453
PSC/TX, 3.75%, 12/01/2040	8,150,000	8,003,293
Rankin Independent School District
5.00%, 02/15/2029 (Callable 02/15/2026)	1,440,000	1,465,884
5.00%, 02/15/2029 (Callable 02/15/2026)	1,250,000	1,272,350
5.00%, 02/15/2033 (Callable 02/15/2027)	700,000	719,740
5.00%, 02/15/2034 (Callable 02/15/2027)	500,000	513,245
Redbird Ranch Water Control & Improvement District No 2
6.63%, 09/01/2032 (Callable 09/01/2029)	820,000	903,345
4.25%, 09/01/2034 (Callable 09/01/2029)	470,000	478,137
Royse City Community Development Corp.
5.00%, 02/15/2037 (Callable 02/15/2034)	315,000	344,383
5.00%, 02/15/2039 (Callable 02/15/2034)	350,000	377,462
Sabine-Neches Navigation District
5.25%, 02/15/2042 (Callable 02/15/2031)	1,475,000	1,548,550
4.63%, 02/15/2047 (Callable 02/15/2031)	2,000,000	2,001,629
5.25%, 02/15/2052 (Callable 02/15/2031)	2,915,000	3,012,886
San Antonio Housing Trust Public Facility Corp.
5.00%, 09/01/2028 (Callable 09/01/2027) (a)	486,000	505,755
4.00%, 07/01/2045 (Callable 08/01/2027) (a)	13,925,000	14,197,878
San Antonio Municipal Facilities Corp., 5.00%, 08/01/2050 (a)	3,295,000	3,424,599
Seagraves Independent School District
5.00%, 02/15/2035 (Callable 08/15/2030)	200,000	213,382
5.00%, 02/15/2038 (Callable 08/15/2030)	200,000	211,305
5.00%, 02/15/2039 (Callable 08/15/2030)	200,000	210,149
5.00%, 02/15/2041 (Callable 08/15/2030)	515,000	536,152
5.00%, 02/15/2043 (Callable 08/15/2030)	570,000	589,093
5.00%, 02/15/2044 (Callable 08/15/2030)	200,000	205,918
Seminole Hospital District
4.00%, 02/15/2031 (Callable 02/15/2026)	580,000	408,657
3.00%, 02/15/2034 (Callable 02/15/2026)	1,125,000	625,332
Sienna Municipal Utility District No 6, 5.00%, 09/01/2034 (Callable 09/01/2029)	1,650,000	1,697,198
Sienna Parks & Levee Improvement District of Fort Bend County, 3.00%, 09/01/2037 (Callable 04/01/2027)	695,000	588,084
SMHA Finance Public Facility Corp., 3.70%, 07/01/2028 (a)	5,000,000	5,050,244
Smiley Road Water Control & Improvement District No 1, 6.13%, 08/15/2031 (Callable 08/15/2030)	220,000	245,271
Socorro Independent School District, 4.00%, 08/15/2034 (Callable 02/15/2027)	2,610,000	2,621,869
Southwest Houston Redevelopment Authority, 5.00%, 09/01/2027	250,000	261,519
Spring Independent School District, 5.00%, 08/15/2029	1,030,000	1,116,342
Spring Meadows Municipal Utility District, 4.00%, 09/01/2026 (Callable 05/02/2025)	275,000	275,041
Strategic Housing Finance Corp. of Travis County, 3.35%, 03/01/2046 (Callable 10/01/2026) (a)	5,000,000	4,997,468
Sunfield Municipal Utility District No 3
3.00%, 09/01/2041 (Callable 09/01/2026)	1,215,000	930,084
4.00%, 09/01/2044 (Callable 09/01/2029)	910,000	852,340
4.00%, 09/01/2045 (Callable 09/01/2029)	960,000	896,347
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2029 (Callable 11/15/2026)	1,665,000	1,682,868
5.00%, 11/15/2030 (Callable 11/15/2026)	1,750,000	1,766,916
2.75%, 02/15/2036 (Callable 04/22/2025) (a)(c)	9,300,000	8,550,838
5.00%, 07/01/2038 (Callable 01/01/2029)	2,005,000	2,062,446
5.00%, 11/15/2040 (Callable 11/15/2026)	400,000	398,497
5.00%, 07/01/2043 (Callable 01/01/2029)	2,600,000	2,625,275
Tarrant County Hospital District, 4.00%, 08/15/2043 (Callable 08/15/2032)	1,750,000	1,641,557
Tarrant County Housing Finance Corp., 5.00%, 03/01/2027 (Callable 03/01/2026) (a)	2,044,000	2,076,669
Tender Option Bond Trust Receipts/Certificates
2.97%, 04/01/2027 (a)(b)	9,000,000	9,000,000
2.70%, 06/01/2063 (a)(b)	1,276,000	1,276,000
Texas Department of Housing & Community Affairs
5.25%, 01/01/2031	1,070,000	1,165,964
5.25%, 07/01/2031	1,100,000	1,204,159
5.25%, 01/01/2032	565,000	619,369
5.25%, 07/01/2032	580,000	638,081
5.00%, 03/01/2041 (Callable 05/02/2025) (a)	1,800,000	1,803,057
3.90%, 07/01/2044 (Callable 07/01/2028)	3,370,000	2,997,265
5.00%, 07/01/2047 (Callable 01/01/2032)	275,000	276,790
5.13%, 01/01/2048 (Callable 07/01/2032)	2,035,000	2,050,911
4.75%, 01/01/2049 (Callable 07/01/2028)	1,705,000	1,726,313
5.00%, 01/01/2049 (Callable 01/01/2033)	1,580,000	1,551,204
3.75%, 09/01/2049 (Callable 09/01/2028)	1,290,000	1,096,851
5.50%, 09/01/2052 (Callable 03/01/2032)	5,635,000	5,964,244
6.00%, 03/01/2053 (Callable 03/01/2032)	910,000	983,025
5.25%, 07/01/2053 (Callable 01/01/2032)	410,000	415,171
5.13%, 01/01/2054 (Callable 01/01/2033)	3,000,000	3,035,268
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2027	1,500,000	1,547,602
5.00%, 12/15/2028	750,000	779,230
Texas Municipal Gas Acquisition & Supply Corp. IV, 5.50%, 01/01/2054 (Callable 07/01/2033) (a)	4,945,000	5,426,699
Texas Municipal Gas Acquisition and Supply Corp. I
4.51% (3 mo. Term SOFR + 1.63%), 12/15/2026 (Callable 04/01/2025)	4,100,000	4,101,487
6.25%, 12/15/2026	610,000	629,487
Texas Municipal Gas Acquisition and Supply Corp. II, 3.93% (3 mo. Term SOFR + 1.05%), 09/15/2027	7,410,000	7,448,531
Texas Municipal Power Agency, 3.00%, 09/01/2029 (Callable 09/01/2026)	2,080,000	2,051,782
Texas Public Finance Authority
5.25%, 05/01/2036 (Callable 05/01/2033)	710,000	761,108
5.25%, 05/01/2038 (Callable 05/01/2033)	400,000	425,117
5.25%, 05/01/2040 (Callable 05/01/2033)	500,000	525,573
5.25%, 05/01/2042 (Callable 05/01/2033)	635,000	661,442
Texas State Affordable Housing Corp.
4.63%, 03/01/2043 (Callable 03/01/2033)	3,690,000	3,657,634
3.75%, 07/01/2044 (a)	2,000,000	2,013,081
4.75%, 03/01/2048 (Callable 03/01/2033)	2,750,000	2,743,424
6.00%, 09/01/2054 (Callable 03/01/2034)	7,915,000	8,624,361
Texas State Technical College, 5.75%, 08/01/2047 (Callable 08/01/2032)	4,000,000	4,378,104
Texas Water Development Board, 4.88%, 10/15/2048 (Callable 10/15/2033)	4,345,000	4,459,314
THF Public Facility Corp., 3.25%, 03/01/2040 (Callable 04/22/2025) (a)	1,500,000	1,499,554
Tioga Independent School District, 5.00%, 08/15/2039 (Callable 08/15/2033)	680,000	717,813
Travis County Housing Finance Corp.
3.75%, 08/01/2026 (a)	3,310,000	3,313,921
3.40%, 01/01/2059 (Callable 01/01/2028) (a)	2,500,000	2,499,764
Travis County Municipal Utility District No 20, 5.00%, 09/01/2031	175,000	189,661
Travis County Municipal Utility District No. 4, 4.00%, 09/01/2035 (Callable 05/02/2025)	615,000	614,977
Travis County Water Control & Improvement District No 20/TX, 4.00%, 09/01/2041 (Callable 09/01/2030)	125,000	118,762
Tri-County Behavioral Healthcare
3.90%, 11/01/2039 (Callable 11/01/2034)	1,755,000	1,694,397
4.00%, 11/01/2054 (Callable 11/01/2034)	500,000	441,303
University of Houston, 2.00%, 02/15/2032 (Callable 02/15/2030)	1,500,000	1,288,649
Upper Trinity Regional Water District, 5.00%, 08/01/2032 (Callable 08/01/2028)	265,000	278,305
Viridian Municipal Management District
4.00%, 12/01/2027 (Callable 05/02/2025)	315,000	315,210
4.00%, 12/01/2028 (Callable 05/02/2025)	470,000	470,278
5.00%, 12/01/2029	375,000	399,892
6.25%, 12/01/2029	460,000	510,306
5.00%, 12/01/2030 (Callable 12/01/2029)	220,000	233,248
5.00%, 12/01/2030 (Callable 12/01/2029)	400,000	424,087
4.00%, 12/01/2031 (Callable 12/01/2030)	500,000	511,972
5.00%, 12/01/2031 (Callable 12/01/2029)	245,000	258,496
5.00%, 12/01/2031 (Callable 12/01/2029)	400,000	422,034
5.00%, 12/01/2032 (Callable 12/01/2029)	360,000	378,077
5.00%, 12/01/2032 (Callable 12/01/2029)	650,000	682,639
5.50%, 12/01/2032 (Callable 12/01/2029)	415,000	425,749
4.00%, 12/01/2034 (Callable 12/01/2030)	590,000	594,508
5.00%, 12/01/2034 (Callable 12/01/2029)	565,000	587,637
4.00%, 12/01/2035 (Callable 12/01/2030)	915,000	916,991
4.00%, 12/01/2037 (Callable 12/01/2027)	865,000	850,331
5.75%, 12/01/2037 (Callable 12/01/2029)	690,000	703,215
4.00%, 12/01/2038 (Callable 12/01/2030)	280,000	272,677
5.00%, 12/01/2038 (Callable 12/01/2029)	605,000	623,374
4.00%, 12/01/2039 (Callable 12/01/2030)	350,000	335,500
5.00%, 12/01/2040 (Callable 12/01/2029)	455,000	464,098
4.00%, 12/01/2041 (Callable 12/01/2030)	415,000	387,407
4.00%, 12/01/2041 (Callable 12/01/2030)	200,000	186,702
5.00%, 12/01/2041 (Callable 12/01/2029)	750,000	760,943
5.00%, 12/01/2042 (Callable 12/01/2029)	400,000	404,787
6.00%, 12/01/2043 (Callable 12/01/2029)	1,260,000	1,281,861
5.00%, 12/01/2045 (Callable 12/01/2029)	100,000	100,699
5.00%, 12/01/2049 (Callable 12/01/2029)	1,030,000	1,034,699
6.25%, 12/01/2049 (Callable 12/01/2029)	1,300,000	1,330,404
Waller Consolidated Independent School District, 3.00%, 02/15/2040 (Callable 02/15/2030)	865,000	745,850
Waller County Road Improvement District No 1
6.00%, 03/01/2032 (Callable 03/01/2029)	350,000	376,065
6.00%, 03/01/2035 (Callable 03/01/2029)	800,000	851,517
4.00%, 03/01/2037 (Callable 03/01/2029)	885,000	877,409
4.00%, 03/01/2039 (Callable 03/01/2029)	985,000	958,038
4.00%, 03/01/2041 (Callable 03/01/2029)	1,090,000	1,035,910
Washington County Junior College District, 5.00%, 10/01/2028 (Callable 04/01/2026)	500,000	509,413
Williamson County Municipal Utility District No 31
6.50%, 08/15/2029 (Callable 08/15/2028)	295,000	320,290
5.00%, 08/15/2030 (Callable 08/15/2028)	310,000	321,489
4.00%, 08/15/2033 (Callable 08/15/2028)	720,000	726,722
4.00%, 08/15/2035 (Callable 08/15/2028)	805,000	806,863
Willow Point Municipal Utility District
3.00%, 09/01/2032 (Callable 09/01/2030)	560,000	533,527
3.13%, 09/01/2033 (Callable 09/01/2030)	560,000	528,222
3.25%, 09/01/2034 (Callable 09/01/2030)	560,000	525,447
Wimberley Independent School District, 4.00%, 08/15/2031 (Callable 08/15/2027)	355,000	360,170
Wink-Loving Independent School District, 5.00%, 02/15/2034 (Callable 02/15/2026)	500,000	507,949
		625,646,747

Utah - 1.1%
City of Herriman City UT Water Revenue, 4.00%, 01/01/2041 (Callable 01/01/2031)	500,000	476,357
City of Providence UT Franchise & Sales Tax Revenue, 3.00%, 03/01/2029	975,000	936,895
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2025 (d)	525,000	527,247
5.00%, 07/01/2028 (d)	1,000,000	1,045,224
5.00%, 07/01/2030 (Callable 07/01/2027)	475,000	492,157
5.00%, 07/01/2042 (Callable 07/01/2027)	4,140,000	4,205,668
City of West Valley City UT Sales Tax Revenue, 0.00%, 07/15/2035	2,060,000	1,173,107
County of Utah UT
5.00%, 05/15/2041 (Callable 05/15/2026)	6,970,000	7,033,396
5.00%, 05/15/2060 (Callable 02/01/2026) (a)	3,160,000	3,212,087
Grand County School District Local Building Authority, 5.00%, 12/15/2037 (Callable 12/15/2025)	870,000	878,335
Utah Charter School Finance Authority
0.00%, 04/15/2025	205,000	204,661
3.00%, 04/15/2027	240,000	236,954
5.00%, 04/15/2027 (Callable 04/15/2026)	365,000	370,940
5.00%, 04/15/2028 (Callable 04/15/2026)	720,000	731,192
4.00%, 04/15/2029	225,000	227,241
5.00%, 10/15/2029 (Callable 10/15/2027)	500,000	514,564
4.00%, 04/15/2030	1,120,000	1,113,475
5.00%, 10/15/2031 (Callable 10/15/2027)	500,000	512,177
5.00%, 10/15/2032 (Callable 10/15/2027)	310,000	316,797
4.00%, 04/15/2037 (Callable 04/15/2032)	500,000	480,031
5.00%, 04/15/2037 (Callable 04/15/2026)	520,000	523,695
5.00%, 04/15/2037 (Callable 04/15/2026)	925,000	931,479
5.00%, 10/15/2043 (Callable 10/15/2027)	1,000,000	1,002,624
Utah Housing Corp.
4.00%, 01/01/2045 (Callable 01/01/2026)	120,000	120,055
4.50%, 10/21/2052	2,713,112	2,588,911
6.00%, 12/21/2052	1,775,884	1,836,671
6.00%, 02/21/2053	2,594,278	2,687,516
6.50%, 05/21/2053	1,246,291	1,309,749
6.00%, 06/21/2053	1,774,818	1,831,064
6.00%, 07/01/2053 (Callable 01/01/2032)	1,985,000	2,130,117
6.50%, 08/21/2053	1,714,603	1,794,770
Utah Infrastructure Agency
5.00%, 10/15/2035 (Callable 10/15/2032)	1,200,000	1,300,931
5.50%, 10/15/2045 (Callable 10/15/2032)	725,000	772,187
Utah Telecommunication Open Infrastructure Agency
4.38%, 06/01/2040 (Callable 06/01/2032)	1,750,000	1,776,365
5.50%, 06/01/2040 (Callable 06/01/2032)	1,150,000	1,265,583
		46,560,222

Vermont - 0.1%
City of Burlington VT, 5.00%, 07/01/2028 (Callable 07/01/2027)	275,000	286,443
Vermont Educational & Health Buildings Financing Agency, 5.00%, 12/01/2039 (Callable 06/01/2026)	500,000	502,963
Vermont Housing Finance Agency
3.65%, 11/01/2032 (Callable 05/02/2025)	90,000	90,000
4.00%, 11/01/2046 (Callable 11/01/2025) (d)	125,000	124,894
Vermont Municipal Bond Bank, 5.00%, 12/01/2036 (Callable 12/01/2026)	955,000	979,446
Vermont Public Power Supply Authority, 5.00%, 07/01/2028 (Callable 07/01/2027)	500,000	513,321
		2,497,067

Virginia - 0.8%
Charles City County Economic Development Authority, 2.88%, 02/01/2029 (Callable 11/01/2026)	2,330,000	2,262,054
Fairfax County Industrial Development Authority
5.00%, 05/15/2030 (Callable 05/15/2026)	1,300,000	1,322,727
5.00%, 05/15/2031 (Callable 05/15/2026)	650,000	661,017
Farmville Industrial Development Authority, 5.38%, 07/01/2053 (Callable 07/01/2028)	10,900,000	11,307,344
Fredericksburg Economic Development Authority, 5.00%, 06/15/2030 (Callable 04/17/2025)	1,000,000	1,002,233
Isle Wight County Industrial Development Authority
5.00%, 07/01/2035 (Callable 07/01/2033)	945,000	1,034,665
5.00%, 07/01/2036 (Callable 07/01/2033)	500,000	545,233
5.25%, 07/01/2043 (Callable 07/01/2033)	1,000,000	1,089,276
Norfolk Redevelopment & Housing Authority, 5.00%, 05/01/2043 (Callable 05/01/2026) (a)	1,500,000	1,528,395
Rappahannock Regional Jail Authority, 5.00%, 10/01/2027 (Callable 10/01/2025)	510,000	515,134
Richmond Redevelopment & Housing Authority, 3.45%, 09/01/2046 (Callable 09/01/2027) (a)	2,770,000	2,772,042
Virginia Beach Development Authority, 5.38%, 09/01/2029 (Callable 09/01/2026)	2,500,000	2,556,582
Virginia College Building Authority
5.00%, 06/01/2027	300,000	307,255
4.00%, 02/01/2034 (Callable 02/01/2031)	2,000,000	2,049,574
Virginia Housing Development Authority
3.45%, 04/01/2038 (Callable 04/22/2025)	1,715,000	1,532,262
3.63%, 07/01/2055 (Callable 04/17/2025) (a)	1,000,000	1,000,026
Virginia Small Business Financing Authority
5.25%, 10/01/2029 (Callable 05/02/2025)	2,500,000	2,504,914
5.00%, 10/01/2042 (Callable 10/01/2032)	1,105,000	1,163,341
		35,154,074

Washington - 1.8%
City of Tacoma WA Solid Waste Utility Revenue, 5.00%, 12/01/2033 (Callable 06/01/2026)	945,000	963,177
Eastern Washington University, 3.00%, 10/01/2033 (Callable 10/01/2026)	600,000	540,776
FYI Properties, 5.00%, 06/01/2038 (Callable 06/01/2028)	1,500,000	1,544,451
Grant County Public Hospital District No 1
5.25%, 12/01/2026	650,000	669,261
5.25%, 12/01/2027	1,250,000	1,305,820
5.25%, 12/01/2028	1,315,000	1,389,131
Grant County Public Utility District No 2 Electric Revenue, 2.00%, 01/01/2044 (Callable 09/01/2025) (a)	350,000	346,719
King County Housing Authority
5.00%, 01/01/2028 (Callable 01/01/2027)	2,110,000	2,170,070
4.00%, 06/01/2029	800,000	810,829
King County Public Hospital District No 1
5.00%, 12/01/2029 (Callable 12/01/2028)	1,050,000	1,109,096
5.00%, 12/01/2030 (Callable 12/01/2026)	1,650,000	1,692,026
5.00%, 12/01/2032 (Callable 12/01/2026)	2,100,000	2,150,743
5.00%, 12/01/2036 (Callable 12/01/2026)	550,000	560,783
King County Public Hospital District No 2
5.00%, 12/01/2039 (Callable 12/01/2033)	1,490,000	1,577,033
5.00%, 12/01/2040 (Callable 12/01/2033)	2,230,000	2,352,140
5.00%, 12/01/2041 (Callable 12/01/2033)	1,570,000	1,643,530
5.00%, 12/01/2042 (Callable 12/01/2033)	1,930,000	2,010,087
Lewis & Thurston Counties School District No 401 Centralia, 5.00%, 12/01/2041 (Callable 12/01/2026)	2,000,000	2,033,273
Pend Oreille County Public Utility District No 1 Box Canyon
5.00%, 01/01/2028	220,000	230,269
5.00%, 01/01/2031 (Callable 01/01/2028)	115,000	119,272
5.00%, 01/01/2038 (Callable 01/01/2029)	2,500,000	2,571,127
5.00%, 01/01/2039 (Callable 01/01/2028)	1,500,000	1,526,484
Pike Place Market Preservation & Development Authority, 5.00%, 12/01/2040 (Callable 12/01/2025)	500,000	502,263
Port of Bellingham WA
5.00%, 12/01/2025 (d)	365,000	367,858
5.00%, 12/01/2026 (d)	380,000	387,930
Public Hospital District 1A of Whitman County
5.50%, 12/01/2038 (Callable 12/01/2033)	375,000	419,417
5.50%, 12/01/2043 (Callable 12/01/2033)	735,000	803,446
State of Washington
5.00%, 07/01/2035 (Callable 07/01/2028)	1,030,000	1,071,915
5.00%, 02/01/2040 (Callable 02/01/2026)	2,795,000	2,822,918
5.00%, 07/01/2042 (Callable 07/01/2028)	1,330,000	1,364,159
Tacoma Metropolitan Park District
5.00%, 12/01/2025	375,000	380,344
4.00%, 12/01/2028	2,495,000	2,573,002
4.00%, 12/01/2029 (Callable 12/01/2028)	1,735,000	1,781,898
4.00%, 12/01/2030 (Callable 12/01/2028)	795,000	814,019
4.00%, 12/01/2030 (Callable 12/01/2026)	550,000	556,791
4.00%, 12/01/2031 (Callable 12/01/2027)	410,000	414,561
5.00%, 12/01/2033 (Callable 12/01/2027)	585,000	611,242
5.00%, 12/01/2033 (Callable 12/01/2026)	500,000	514,210
5.00%, 12/01/2035 (Callable 12/01/2027)	335,000	348,634
5.00%, 12/01/2036 (Callable 12/01/2027)	500,000	519,313
Vancouver Housing Authority
5.00%, 10/01/2027 (Callable 10/01/2026)	1,465,000	1,498,687
5.00%, 10/01/2027 (Callable 10/01/2026)	1,050,000	1,074,144
4.00%, 08/01/2034 (Callable 08/01/2031)	6,000,000	5,926,712
4.25%, 02/01/2038 (Callable 02/01/2035)	6,000,000	5,868,902
Washington Health Care Facilities Authority
5.00%, 10/01/2027	2,510,000	2,612,858
5.00%, 10/01/2029 (Callable 10/01/2028)	325,000	339,421
5.00%, 10/01/2030 (Callable 10/01/2028)	440,000	457,926
5.00%, 08/15/2033 (Callable 02/15/2028)	615,000	631,688
5.00%, 08/15/2037 (Callable 02/15/2028)	3,015,000	3,072,772
5.00%, 10/01/2038 (Callable 04/01/2030)	2,200,000	2,306,061
5.00%, 08/01/2044 (Callable 08/01/2029)	3,915,000	3,953,124
Washington State Housing Finance Commission
2.40%, 06/01/2025	810,000	808,123
5.00%, 02/01/2028 (Callable 02/01/2027) (a)	1,200,000	1,237,664
4.00%, 06/01/2049 (Callable 06/01/2028)	240,000	240,726
		75,598,825

West Virginia - 0.1%
Glenville State College, 4.00%, 06/01/2027	930,000	909,062
State of West Virginia, 5.00%, 06/01/2037 (Callable 06/01/2028)	500,000	517,978
West Virginia Economic Development Authority, 3.75%, 12/01/2042 (a)	2,500,000	2,501,214
West Virginia Hospital Finance Authority, 4.00%, 06/01/2029 (Callable 06/01/2026)	450,000	452,638
		4,380,892

Wisconsin - 2.8%
Appleton Redevelopment Authority, 3.08%, 06/01/2036 (Callable 04/01/2025) (a)	2,500,000	2,500,000
City of Monona WI Water & Sewer System Revenue, 4.00%, 02/01/2026 (Callable 05/02/2025)	1,650,000	1,650,888
County of Milwaukee WI Airport Revenue
5.00%, 12/01/2025 (d)	820,000	830,445
5.00%, 12/01/2025 (d)	680,000	688,662
County of Waushara WI
4.50%, 06/01/2027 (Callable 06/01/2025)	2,300,000	2,304,222
5.25%, 06/01/2036 (Callable 12/01/2033)	125,000	136,731
Deerfield Community School District, 4.00%, 03/01/2029 (Callable 03/01/2027)	2,285,000	2,316,825
Drummond Area School District, 5.00%, 03/01/2039 (Callable 03/01/2032)	1,650,000	1,723,792
Prescott School District
4.00%, 03/01/2037 (Callable 03/01/2030)	1,130,000	1,114,805
4.00%, 03/01/2037 (Callable 03/01/2030)	370,000	386,320
Public Finance Authority
3.00%, 04/01/2025 (b)	65,000	65,000
5.00%, 06/15/2025	220,000	220,289
5.00%, 10/01/2027 (b)	2,075,000	2,106,557
0.00%, 09/01/2028 (Callable 09/01/2026)	130,000	115,229
5.00%, 10/01/2028 (b)	1,125,000	1,145,158
9.00%, 11/01/2028 (Callable 11/01/2027) (b)	3,085,000	3,283,095
5.50%, 12/15/2028 (Callable 06/01/2025)	3,000,000	3,012,048
5.00%, 10/01/2029 (b)	1,000,000	1,021,179
6.13%, 12/15/2029 (Callable 12/15/2027) (b)	3,300,000	3,271,903
5.00%, 07/01/2030 (d)	1,110,000	1,154,139
5.00%, 03/01/2033 (Callable 03/01/2026)	315,000	319,149
5.00%, 10/01/2034 (Callable 10/01/2029) (b)	2,750,000	2,768,476
5.00%, 07/01/2035 (Callable 07/01/2028)	400,000	412,226
4.00%, 04/01/2042 (Callable 04/01/2032) (b)	50,000	51,956
5.00%, 10/01/2044 (Callable 04/01/2029)	6,750,000	6,845,654
4.00%, 04/01/2052 (Callable 04/01/2032) (b)	45,000	46,760
University of Wisconsin Hospitals & Clinics, 5.00%, 04/01/2043 (Callable 10/01/2028)	4,345,000	4,422,469
Village of Crivitz WI
5.00%, 04/01/2031	350,000	358,338
4.20%, 04/01/2032 (Callable 04/01/2031)	375,000	363,945
4.25%, 04/01/2033 (Callable 04/01/2031)	375,000	360,212
4.30%, 04/01/2034 (Callable 04/01/2031)	375,000	356,464
Village of Kewaskum WI
5.00%, 04/01/2031	320,000	335,130
5.00%, 04/01/2034 (Callable 04/01/2033)	640,000	656,724
4.25%, 04/01/2036 (Callable 04/01/2033)	640,000	599,080
4.50%, 04/01/2040 (Callable 04/01/2033)	645,000	602,828
4.50%, 04/01/2041 (Callable 04/01/2033)	175,000	162,732
4.63%, 04/01/2042 (Callable 04/01/2033)	625,000	583,437
Village of Mount Pleasant WI
3.00%, 03/01/2027 (Callable 05/02/2025)	800,000	792,950
4.00%, 04/01/2035 (Callable 04/01/2028)	1,795,000	1,808,702
5.00%, 04/01/2036 (Callable 04/01/2028)	1,000,000	1,039,638
4.00%, 04/01/2037 (Callable 04/01/2028)	1,000,000	994,850
5.00%, 04/01/2038 (Callable 04/01/2028)	1,000,000	1,034,945
5.00%, 04/01/2048 (Callable 04/01/2028)	565,000	570,946
Waunakee Community School District
3.63%, 04/01/2030 (Callable 04/01/2028)	5,000,000	4,998,181
4.38%, 04/01/2044	5,000,000	4,848,720
Whitehall School District, 4.00%, 03/01/2031 (Callable 03/01/2030)	600,000	614,870
Wisconsin Center District
0.00%, 12/15/2027	525,000	477,674
0.00%, 12/15/2027	220,000	199,796
5.00%, 12/15/2027 (Callable 06/15/2026)	500,000	512,430
0.00%, 12/15/2028	1,045,000	909,325
0.00%, 12/15/2028	255,000	223,269
5.00%, 12/15/2028 (Callable 06/15/2026)	595,000	610,148
0.00%, 12/15/2029	315,000	264,848
0.00%, 12/15/2030	1,325,000	1,057,671
0.00%, 12/15/2030	460,000	370,701
0.00%, 12/15/2031	50,000	38,502
0.00%, 12/15/2034 (Callable 12/15/2030)	615,000	404,597
5.25%, 12/15/2061 (Callable 12/15/2030) (b)	1,000,000	978,392
Wisconsin Health & Educational Facilities Authority
5.00%, 11/01/2025	245,000	245,847
5.00%, 12/01/2025	135,000	136,469
5.00%, 03/01/2026 (Callable 04/22/2025)	820,000	820,438
5.00%, 07/01/2026 (Callable 04/22/2025)	50,000	50,082
5.00%, 12/01/2026 (Callable 04/22/2025)	1,290,000	1,290,957
5.00%, 03/01/2027 (Callable 04/22/2025)	1,095,000	1,095,176
5.00%, 08/01/2027 (Callable 07/01/2026) (b)	13,250,000	13,465,839
5.00%, 02/15/2028 (Callable 02/15/2027)	575,000	586,014
5.00%, 02/15/2028	3,205,000	3,354,277
5.00%, 03/01/2028 (Callable 04/22/2025)	830,000	830,120
5.00%, 08/15/2028 (Callable 05/02/2025)	1,025,000	1,026,927
5.00%, 11/01/2028 (Callable 11/01/2026)	470,000	480,250
5.00%, 12/01/2028 (Callable 11/01/2026)	395,000	406,267
5.00%, 11/01/2030 (Callable 11/01/2026)	515,000	525,801
5.00%, 10/01/2031 (Callable 10/01/2029)	250,000	266,036
5.00%, 04/01/2033 (Callable 10/01/2028)	2,130,000	2,226,434
5.00%, 04/01/2034 (Callable 04/01/2027)	550,000	563,398
4.00%, 10/15/2034 (Callable 10/15/2031)	1,000,000	1,003,965
4.00%, 11/15/2034 (Callable 05/15/2026)	1,000,000	988,032
4.38%, 06/01/2039 (Callable 05/02/2025)	230,000	219,245
5.00%, 12/01/2045 (Callable 12/01/2032)	2,000,000	2,066,532
4.00%, 11/15/2046 (Callable 05/15/2026)	2,935,000	2,974,005
5.25%, 12/01/2048 (Callable 12/01/2032)	3,000,000	3,129,400
5.00%, 02/15/2051 (Callable 08/15/2026) (a)	1,650,000	1,679,962
Wisconsin Housing & Economic Development Authority
5.00%, 12/01/2027 (Callable 12/01/2026) (a)	1,381,000	1,420,576
5.00%, 11/01/2058 (Callable 02/01/2027) (a)	2,860,000	2,949,766
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
1.90%, 03/01/2032 (Callable 09/01/2030)	855,000	740,174
4.00%, 03/01/2048 (Callable 03/01/2027)	965,000	967,727
4.25%, 03/01/2049 (Callable 09/01/2028)	650,000	655,905
Wisconsin Housing & Economic Development Authority Housing Revenue, 3.75%, 05/01/2054 (Callable 05/01/2025) (a)	1,885,000	1,885,709
		119,095,352

Wyoming - 0.3%
County of Laramie WY
4.00%, 05/01/2030	720,000	732,325
4.00%, 05/01/2032 (Callable 05/01/2031)	525,000	531,309
4.00%, 05/01/2034 (Callable 05/01/2031)	645,000	648,327
4.00%, 05/01/2036 (Callable 05/01/2031)	1,000,000	996,275
4.00%, 05/01/2037 (Callable 05/01/2031)	225,000	222,206
Snake River Sporting Club Improvement & Service District
4.25%, 07/15/2044 (Callable 07/15/2032)	1,000,000	969,525
5.50%, 07/15/2048 (Callable 07/15/2032)	1,480,000	1,558,804
Sublette County Hospital District, 5.00%, 06/15/2026 (Callable 06/15/2025)	4,500,000	4,500,687
Wyoming Community Development Authority, 4.00%, 12/01/2048 (Callable 06/01/2028)	650,000	651,960
		10,811,418
TOTAL MUNICIPAL BONDS (Cost $4,097,918,847)		4,057,130,437

U.S. TREASURY SECURITIES - 2.4%	Par	Value
United States Treasury Note/Bond
4.13%, 06/15/2026	20,000,000	20,030,469
3.75%, 08/15/2027	40,000,000	39,867,188
4.38%, 08/31/2028	10,000,000	10,146,484
4.13%, 10/31/2029	30,000,000	30,220,312
TOTAL U.S. TREASURY SECURITIES (Cost $98,915,592)		100,264,453

SHORT-TERM INVESTMENTS - 0.7%		Value
Money Market Funds - 0.7%	Shares
Federated Institutional Tax-Free Cash Trust - Class Premier, 3.03% (g)	29,552,093	29,552,093
TOTAL SHORT-TERM INVESTMENTS (Cost $29,552,093)		29,552,093

TOTAL INVESTMENTS - 100.0% (Cost $4,226,386,532)		4,186,946,983
Other Assets in Excess of Liabilities - 0.0% (h)		741,548
TOTAL NET ASSETS - 100.0%		$4,187,688,531
two		–%
Percentages are stated as a percent of net assets.		–%
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate

(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2025.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $141,090,860 or 3.4% of the Fund’s net assets.

(c)	Step coupon bond. The rate disclosed is as of March 31, 2025.
(d)	Security subject to the Alternative Minimum Tax ("AMT"). As of March 31, 2025, the total value of securities subject to the AMT was $90,278,233 or 2.2% of net assets.
(e)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(f)	Represents less than 0.05% of net assets.
(g)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(h)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Baird Core Intermediate Municipal Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$4,057,130,437	$–	$4,057,130,437
U.S. Treasury Securities	–	100,264,453	–	100,264,453
Money Market Funds	29,552,093	–	–	29,552,093
Total Investments	$29,552,093	$4,157,394,890	$–	$4,186,946,983

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.